UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-07874

JPMorgan Insurance Trust
(Exact name of registrant as specified in charter)

245 Park Avenue
New York, New York 10167
(Address of principal executive offices) (Zip code)

Stephen M. Benham
245 Park Avenue
New York, New York 10167
(Name and Address of Agent for Service)

Registrant’s telephone number, including area code: (800) 480-4111

Date of fiscal year end: December 31

Date of reporting period: March 31, 2007

ITEM 1. SCHEDULE OF INVESTMENTS.

JPMorgan Insurance Trust
Schedule of Portfolio Investments as of March 31, 2007
(Unaudited)

THE “UNAUDITED CERTIFIED MUTUAL FUNDS HOLDINGS” LIST (“the List”) IS TO BE USED FOR REPORTING PURPOSES ONLY. IT IS NOT TO BE REPRODUCED FOR USE AS ADVERTISING OR SALES LITERATURE WITH THE GENERAL PUBLIC. The list is submitted for the general information of the shareholders of the Fund. It is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by a prospectus. The list has been created from the books and records of the Fund. Certified holdings are available 60 days after the fund’s fiscal quarter, using a trade date accounting convention, by contacting the appropriate service center. The list is subject to change without notice. The list is for informational purposes only and is not intended as an offer or solicitation with respect to the purchase or sale of any security.

JPMorgan Asset Management is the marketing name for the asset management business of J.P. Morgan Chase & Co.

JPMorgan Distribution Services, Inc.

© J.P. Morgan Chase & Co., 2006.

JPMorgan Insurance Trust Balanced Portfolio

Schedule of Portfolio Investments
As of March 31, 2007 (Unaudited)

Shares	Security Description	Value ($)

	Long-Term Investments — 96.7%
	Common Stocks — 61.3%
	Aerospace & Defense — 2.2%
3,380	Boeing Co.	300,516
4,880	Goodrich Corp.	251,222
8,060	Honeywell International, Inc.	371,244
4,700	Northrop Grumman Corp.	348,834
11,090	United Technologies Corp.	720,850

		1,992,666

	Auto Components — 0.5%
5,020	Johnson Controls, Inc.	474,992

	Beverages — 0.6%
10,520	Coca-Cola Co. (The)	504,960

	Biotechnology — 1.0%
10,620	Amgen, Inc. (a)	593,445
2,420	Gilead Sciences, Inc. (a)	185,130
3,920	Vertex Pharmaceuticals, Inc. (a)	109,917

		888,492

	Capital Markets — 2.3%
600	Bank of New York Co., Inc. (The)	24,330
2,200	E*Trade Financial Corp. (a)	46,684
3,830	Franklin Resources, Inc.	462,779
500	Goldman Sachs Group, Inc. (The)	103,315
10,800	Morgan Stanley	850,608
6,610	State Street Corp.	427,998
13,040	TD AMERITRADE Holding Corp. (a)	194,035

		2,109,749

	Chemicals — 1.1%
1,200	Air Products & Chemicals, Inc.	88,668
1,800	Dow Chemical Co. (The)	82,548
4,100	Praxair, Inc.	258,136
10,940	Rohm & Haas Co.	565,817

		995,169

	Commercial Banks — 2.8%
900	Comerica, Inc.	53,208
100	First Horizon National Corp.	4,153
4,180	Marshall & Ilsley Corp.	193,576
3,980	SunTrust Banks, Inc.	330,499
6,160	TCF Financial Corp.	162,378
17,190	U.S. Bancorp	601,134
8,960	Wachovia Corp.	493,248
20,100	Wells Fargo & Co.	692,043

		2,530,239

	Communications Equipment — 2.4%
30,680	Cisco Systems, Inc. (a)	783,261
23,430	Corning, Inc. (a)	532,798
3,900	Juniper Networks, Inc. (a)	76,752
5,100	Motorola, Inc.	90,117
14,790	QUALCOMM, Inc.	630,941
4,800	Tellabs, Inc. (a)	47,520

		2,161,389

	Computers & Peripherals — 2.2%
4,270	Apple, Inc. (a)	396,726
700	Dell, Inc. (a)	16,247
7,070	EMC Corp. (a)	97,920
15,580	Hewlett-Packard Co.	625,381
7,890	International Business Machines Corp.	743,711
500	NCR Corp. (a)	23,885
200	SanDisk Corp. (a)	8,760
11,400	Sun Microsystems, Inc. (a)	68,514

		1,981,144

	Consumer Finance — 0.5%
1,300	American Express Co.	73,320
4,950	Capital One Financial Corp.	373,527

		446,847

JPMorgan Insurance Trust Balanced Portfolio

Schedule of Portfolio Investments
As of March 31, 2007 (Unaudited) (continued)

Shares	Security Description	Value ($)

	Diversified Financial Services — 3.7%
27,729	Bank of America Corp.	1,414,734
7,010	CIT Group, Inc.	370,969
29,380	Citigroup, Inc.	1,508,369
500	IntercontinentalExchange, Inc. (a)	61,105

		3,355,177

	Diversified Telecommunication Services — 2.1%
27,050	AT&T, Inc.	1,066,581
22,640	Verizon Communications, Inc.	858,509

		1,925,090

	Electric Utilities — 1.6%
5,900	American Electric Power Co., Inc.	287,625
13,800	Edison International	677,994
5,300	Northeast Utilities	173,681
19,560	Sierra Pacific Resources (a)	339,953

		1,479,253

	Electrical Equipment — 0.1%
1,100	Rockwell Automation, Inc.	65,857

	Energy Equipment & Services — 1.3%
4,350	Baker Hughes, Inc.	287,665
1,800	BJ Services Co.	50,220
8,740	Halliburton Co.	277,408
1,600	Nabors Industries Ltd. (Bermuda) (a)	47,472
6,250	Schlumberger Ltd.	431,875
2,500	Weatherford International Ltd. (a)	112,750

		1,207,390

	Food & Staples Retailing — 1.1%
7,700	CVS/Caremark Corp.	262,878
2,000	Safeway, Inc.	73,280
7,080	SUPERVALU, Inc.	276,616
7,840	SYSCO Corp.	265,227
1,900	Wal-Mart Stores, Inc.	89,205

		967,206

	Food Products — 0.8%
300	General Mills, Inc.	17,466
4,970	Kellogg Co.	255,607
5,100	Kraft Foods, Inc., Class A	161,466
4,870	Wm. Wrigley, Jr., Co.	248,029

		682,568

	Health Care Equipment & Supplies — 0.4%
7,240	Baxter International, Inc.	381,331
300	Medtronic, Inc.	14,718

		396,049

	Health Care Providers & Services — 1.6%
6,440	Aetna, Inc.	282,007
600	Cigna Corp.	85,596
3,960	McKesson Corp.	231,818
2,060	Medco Health Solutions, Inc. (a)	149,412
2,000	UnitedHealth Group, Inc.	105,940
7,960	WellPoint, Inc. (a)	645,556

		1,500,329

	Hotels, Restaurants & Leisure — 0.7%
2,600	Carnival Corp.	121,836
2,200	International Game Technology	88,836
1,800	McDonald’s Corp.	81,090
1,750	Royal Caribbean Cruises Ltd.	73,780
3,430	Starwood Hotels & Resorts Worldwide, Inc.	222,436
700	Wyndham Worldwide Corp. (a)	23,905

		611,883

	Household Durables — 0.3%
800	Centex Corp.	33,424
800	Lennar Corp., Class A	33,768
7,830	Toll Brothers, Inc. (a)	214,385

		281,577

	Household Products — 1.6%
22,407	Procter & Gamble Co.	1,415,226

	Industrial Conglomerates — 2.0%
3,090	3M Co.	236,168
44,530	General Electric Co.	1,574,581
500	Textron, Inc.	44,900

		1,855,649

JPMorgan Insurance Trust Balanced Portfolio

Schedule of Portfolio Investments
As of March 31, 2007 (Unaudited) (continued)

Shares	Security Description	Value ($)

	Insurance — 2.5%
3,450	Aflac, Inc.	162,357
7,150	AMBAC Financial Group, Inc.	617,689
2,000	American International Group, Inc.	134,440
1,600	Assurant, Inc.	85,808
2,100	Chubb Corp. (The)	108,507
15,110	Genworth Financial, Inc.	527,943
900	Hartford Financial Services Group, Inc.	86,022
3,600	MBIA, Inc.	235,764
100	Progressive Corp. (The)	2,182
3,600	Protective Life Corp.	158,544
1,100	Prudential Financial, Inc.	99,286
1,720	RenaissanceRe Holdings Ltd. (Bermuda)	86,241

		2,304,783

	Internet Software & Services — 1.6%
5,500	eBay, Inc. (a)	182,325
1,710	Google, Inc., Class A (a)	783,453
14,820	Yahoo!, Inc. (a)	463,718

		1,429,496

	IT Services — 0.3%
1,770	Affiliated Computer Services, Inc., Class A (a)	104,218
2,340	Automatic Data Processing, Inc.	113,256
900	Computer Sciences Corp. (a)	46,917
1,030	Infosys Technologies Ltd. ADR (India)	51,757

		316,148

	Machinery — 0.9%
1,100	Caterpillar, Inc.	73,733
2,920	Danaher Corp.	208,634
3,630	Eaton Corp.	303,323
1,300	Illinois Tool Works, Inc.	67,080
4,500	Ingersoll-Rand Co. Ltd., Class A (Bermuda)	195,165

		847,935

	Media — 1.7%
900	CBS Corp., Class B	27,531
12,790	Comcast Corp., Class A (a)	331,901
700	DIRECTV Group, Inc. (The) (a)	16,149
4,300	E.W. Scripps Co., Class A	192,124
700	EchoStar Communications Corp., Class A (a)	30,401
700	Gannett Co., Inc.	39,403
100	New York Times Co., Class A	2,351
26,260	News Corp., Class A	607,131
200	Viacom, Inc., Class B (a)	8,222
7,400	Walt Disney Co. (The)	254,782

		1,509,995

	Metals & Mining — 0.6%
3,640	Alcan, Inc. (Canada)	190,008
5,700	Alcoa, Inc.	193,230
1,500	United States Steel Corp.	148,755

		531,993

	Multi-Utilities — 0.9%
7,700	CMS Energy Corp.	137,060
5,120	DTE Energy Co.	245,248
100	PG&E Corp.	4,827
700	SCANA Corp.	30,219
17,520	Xcel Energy, Inc.	432,569

		849,923

	Multiline Retail — 1.6%
2,840	Family Dollar Stores, Inc.	84,121
4,570	J.C. Penney Co., Inc.	375,471
6,530	Kohl’s Corp. (a)	500,264
8,420	Target Corp.	498,969

		1,458,825

	Oil, Gas & Consumable Fuels — 4.4%
100	Chesapeake Energy Corp.	3,088
5,060	Chevron Corp.	374,237
5,000	ConocoPhillips	341,750
3,940	Devon Energy Corp.	272,727
23,020	Exxon Mobil Corp.	1,736,859
3,800	Hess Corp.	210,786

JPMorgan Insurance Trust Balanced Portfolio

Schedule of Portfolio Investments
As of March 31, 2007 (Unaudited) (continued)

Shares	Security Description	Value ($)

1,000	Marathon Oil Corp.	98,830
9,640	Occidental Petroleum Corp.	475,348
1,600	Sunoco, Inc.	112,704
1,800	Valero Energy Corp.	116,082
5,460	XTO Energy, Inc.	299,263

		4,041,674

	Paper & Forest Products — 0.3%
24,541	Domtar Corp. (Canada) (a)	228,477
1,167	Weyerhaeuser Co.	87,221

		315,698

	Personal Products — 0.1%
1,880	Avon Products, Inc.	70,049

	Pharmaceuticals — 4.4%
14,140	Abbott Laboratories	789,012
1,000	Bristol-Myers Squibb Co.	27,760
1,900	Eli Lilly & Co.	102,049
3,100	Johnson & Johnson	186,806
22,230	Merck & Co., Inc.	981,899
7,800	Pfizer, Inc.	197,028
27,750	Schering-Plough Corp.	707,903
5,470	Sepracor, Inc. (a)	255,066
15,780	Wyeth	789,473

		4,036,996

	Real Estate Investment Trusts (REITs) — 0.6%
3,010	Apartment Investment & Management Co.	173,647
1,000	Boston Properties, Inc.	117,400
1,500	Hospitality Properties Trust	70,200
1,500	Host Hotels & Resorts, Inc.	39,465
1,300	ProLogis	84,409
1,900	UDR, Inc.	58,178

		543,299

	Road & Rail — 1.2%
4,580	Burlington Northern Santa Fe Corp.	368,369
2,920	CSX Corp.	116,946
11,290	Norfolk Southern Corp.	571,274

		1,056,589

	Semiconductors & Semiconductor Equipment — 1.2%
900	Altera Corp. (a)	17,991
1,870	Broadcom Corp., Class A (a)	59,971
9,090	Intel Corp.	173,892
300	KLA-Tencor Corp.	15,996
5,900	Linear Technology Corp.	186,381
2,800	LSI Corp. (a)	29,232
100	Maxim Integrated Products, Inc.	2,940
300	PMC-Sierra, Inc. (a)	2,103
5,320	Taiwan Semiconductor Manufacturing Co., Ltd. ADR (Taiwan)	57,190
500	Texas Instruments, Inc.	15,050
18,970	Xilinx, Inc.	488,098

		1,048,844

	Software — 2.0%
48,430	Microsoft Corp.	1,349,744
24,910	Oracle Corp. (a)	451,618

		1,801,362

	Specialty Retail — 1.2%
2,415	Abercrombie & Fitch Co.,	182,767
2,740	Advance Auto Parts, Inc.	105,627
600	Best Buy Co., Inc.	29,232
9,500	CarMax, Inc. (a)	233,130
1,850	Dick’s Sporting Goods, Inc. (a)	107,781
1,100	Home Depot, Inc.	40,414
300	Office Depot, Inc. (a)	10,542
12,380	Staples, Inc.	319,899
700	TJX Cos., Inc.	18,872

		1,048,264

	Textiles, Apparel & Luxury Goods — 0.6%
6,600	Coach, Inc. (a)	330,330
1,700	Nike, Inc., Class B	180,642

		510,972

JPMorgan Insurance Trust Balanced Portfolio

Schedule of Portfolio Investments
As of March 31, 2007 (Unaudited) (continued)

Shares	Security Description	Value ($)

	Thrifts & Mortgage Finance — 0.6%
3,800	Countrywide Financial Corp.	127,832
1,900	Fannie Mae	103,702
200	Freddie Mac	11,898
5,550	MGIC Investment Corp.	327,006

		570,438

	Tobacco — 1.3%
13,975	Altria Group, Inc.	1,227,145

	Trading Companies & Distributors — 0.1%
1,100	W.W. Grainger, Inc.	84,964

	Wireless Telecommunication Services — 0.3%
3,555	Crown Castle International Corp. (a)	114,222
9,500	Sprint Nextel Corp.	180,120

		294,342

	Total Common Stocks (Cost $48,736,938)	55,728,635

Principal Amount ($)

	Asset-Backed Securities — 1.2%
225,000	American Express Credit Account Master Trust, Series 2004-3, Class A, 4.35%, 12/15/11	222,525
	Capital One Multi-Asset Execution Trust,
25,000	Series 2003-B5, 4.79%, 08/15/13	24,802
100,000	Series 2005-A2, Class A2, 4.05%, 02/15/11	98,902
75,000	Capital One Prime Auto Receivables Trust, Series 2006-2, Class A3, 4.98%, 09/15/10	74,927
95,850	Carmax Auto Owner Trust, Series 2005-1, Class A3, 4.13%, 05/15/09	95,437
61,449	CNH Equipment Trust, Series 2003-B, Class A4B,, 3.38%, 02/15/11	60,841
65,698	CS First Boston Mortgage Securities Corp., Series 2002-HE4, Class AF, 5.51%, 08/25/32	65,567
125,000	Ford Credit Auto Owner Trust, Series 2004-A, Class A4, 3.54%, 11/15/08	124,056
100,000	Household Automotive Trust, Series 2005-1 Class A4, 4.35%, 06/18/12	98,723
	WFS Financial Owner Trust,
126,027	Series 2003-2, Class A4, 2.41%, 12/20/10	125,824
73,973	Series 2003-4, Class A4, 3.15%, 05/20/11	73,221

	Total Asset-Backed Securities (Cost $1,073,297)	1,064,825

	Collateralized Mortgage Obligations — 11.9%
	Agency CMO — 11.0%
	Federal Home Loan Mortgage Corp. REMICS,
21,524	Series 85, Class C, 8.60%, 01/15/21	22,556
101,928	Series 168, Class G, 6.50%, 07/15/21	101,517
10,993	Series 189, Class D, 6.50%, 10/15/21	10,934
23,507	Series 1047, Class H, 6.00%, 02/15/21	23,458
12,988	Series 1062, Class H, 6.50%, 04/15/21	12,961
12,437	Series 1116, Class I, 5.50%, 08/15/21	12,411
27,511	Series 1120, Class L, 8.00%, 07/15/21	27,459
18,805	Series 1191, Class E, 7.00%, 01/15/22 (m)	18,768
5,973	Series 1240, Class M, 6.50%, 02/15/22	5,962
49,276	Series 1254, Class N, 8.00%, 04/15/22	49,175
551	Series 1610, Class PM, 6.25%, 04/15/22	550
250,000	Series 1617, Class PM, 6.50%, 11/15/23	257,124
34,747	Series 1668, Class D, 6.50%, 02/15/14	35,430
60,162	Series 1708, Class E, 6.00%, 03/15/09	60,154
110,017	Series 1710, Class GH, 8.00%, 04/15/24	114,872
172,666	Series 1714, Class K, 7.00%, 04/15/24	178,072
24,798	Series 1753, Class D, 8.50%, 09/15/24	25,974
11,410	Series 1819, Class E, 6.00%, 02/15/11	11,422
167,726	Series 1843, Class Z, 7.00%, 04/15/26	173,165
255,791	Series 2115, Class PE, 6.00%, 01/15/14 (m)	259,500
11,111	Series 2136, Class PE, 6.00%, 01/15/28	11,093
88,989	Series 2178, Class PB, 7.00%, 08/15/29	91,434
119,586	Series 2388, Class VD, 6.00%, 08/15/19	119,735
124,924	Series 2391, Class QR, 5.50%, 12/15/16	125,978
329,148	Series 2394, Class MC, 6.00%, 12/15/16 (m)	335,217
400,274	Series 2405, Class JF, 6.00%, 01/15/17 (m)	407,829
168,191	Series 2425, Class OB, 6.00%, 03/15/17	171,471

JPMorgan Insurance Trust Balanced Portfolio

Schedule of Portfolio Investments
As of March 31, 2007 (Unaudited) (continued)

Shares	Security Description	Value ($)

2,620	Series 2433, Class NG, 6.50%, 01/15/31	2,616
200,000	Series 2455, Class GK, 6.50%, 05/15/32	207,063
341,178	Series 2457, Class PE, 6.50%, 06/15/32	348,145
361,773	Series 2473, Class JZ, 6.50%, 07/15/32	372,347
650,000	Series 2522, Class GD, 5.50%, 11/15/17 (m)	657,903
188,157	Series 2557, Class WJ, 5.00%, 07/15/14	187,356
236,690	Series 2636, Class Z, 4.50%, 06/15/18	225,185
294,757	Series 2651, Class VZ, 4.50%, 07/15/18	280,374
250,000	Series 2701, Class OD, 5.00%, 09/15/18	248,916
135,874	Series 2756, Class NA, 5.00%, 02/15/24	132,800
200,000	Series 2764, Class UC, 5.00%, 05/15/27	198,941
150,000	Series 2809, Class UB, 4.00%, 09/15/17	143,313
400,000	Series 3085, Class PR, 5.50%, 02/15/33	400,018
196,967	Federal Home Loan Mortgage Corp. Structured Pass-Through Securities, Series T-54, Class 2A, 6.50%, 02/25/43	201,425
	Federal Home Loan Mortgage Corp.-Government National Mortgage Association,
164,000	Series 13, Class LL, 6.85%, 06/25/23	168,378
213,166	Series 31, Class Z, 8.00%, 04/25/24	227,959
	Federal National Mortgage Association REMICS,
75,279	Series 1988-4, Class Z, 9.25%, 03/25/18	80,013
13,691	Series 1989-21, Class G, 10.45%, 04/25/19	14,699
61,745	Series 1989-37, Class G, 8.00%, 07/25/19	65,526
11,688	Series 1989-86, Class E, 8.75%, 11/25/19	12,584
16,315	Series 1990-30, Class E, 6.50%, 03/25/20	16,764
27,841	Series 1990-105, Class J, 6.50%, 09/25/20	28,633
17,480	Series 1991-129, Class G, 8.75%, 09/25/21	18,633
802	Series 1992-151, Class H, 6.00%, 08/25/07	799
57,428	Series 1993-119, Class H, 6.50%, 07/25/23	59,268
3,140	Series 1993-135, Class PG, 6.25%, 07/25/08	3,129
159,219	Series 1993-140, Class J, 6.65%, 06/25/13	160,142
15,959	Series 1993-197, Class SC, IF,8.30%, 10/25/08	16,214
107,921	Series 1993-225, Class UB, 6.50%, 12/25/23	111,501
5,428	Series 1994-22, Class C, 5.00%, 12/25/23	5,408
241,000	Series 1994-81, Class LL, 7.50%, 02/25/24	252,930
632,147	Series 1997-42, Class PG, 7.00%, 07/18/12	649,484
6,031	Series 1997-49, Class B, 10.00%, 06/17/27	6,633
92,825	Series 1998-66, Class B, 6.50%, 12/25/28	95,325
21,145	Series 2002-7, Class QM, 6.00%, 02/25/20	21,076
250,000	Series 2002-18, Class PC, 5.50%, 04/25/17	252,424
117,682	Series 2002-19, Class PE, 6.00%, 04/25/17	119,725
300,000	Series 2002-24, Class AJ, 6.00%, 04/25/17	307,710
12,110	Series 2002-41, Class VB, 6.00%, 10/25/20	12,077
9,716	Series 2002-56, Class VD, 6.00%, 04/25/20	9,691
350,000	Series 2003-47, Class PE, 5.75%, 06/25/33	348,004
150,000	Series 2003-55, Class CD, 5.00%, 06/25/23	144,573
146,480	Series 2003-74, Class PJ, 3.50%, 08/25/33	133,432
250,000	Series 2003-83, Class PG, 5.00%, 06/25/23	244,399
150,000	Series 2003-86, Class PX, 4.50%, 02/25/17	147,122
14,559	Series G-29, Class O, 8.50%, 09/25/21	15,169
11,140	Government National Mortgage Association, Series 1995-4, Class CQ, 8.00%, 06/20/25	11,857

		10,031,904

	Non-Agency CMO — 0.9%
77,111	Cendant Mortgage Corp., Series 2003-8, Class 1A8, 5.25%, 09/25/33	76,050
137,951	Countrywide Alternative Loan Trust, Series 2004-16CB, Class 2A2, 5.00%, 08/25/19	136,334
47,511	First Horizon Asset Securities, Inc., Series 2004-AR7, Class 2A1, FRN, 4.92%, 02/25/35	47,358
48,616	MASTR Asset Securitization Trust, Series 2003-4, Class 2A2, 5.00%, 05/25/18	48,299
90,000	Residential Accredit Loans, Inc., Series 2004-QS8, Class A12, 5.00%, 06/25/34	89,163
	Wells Fargo Mortgage Backed Securities Trust,
107,412	Series 2004-7, Class 2A2, 5.00%, 07/25/19	105,499
103,774	Series 2004-EE, Class 3A1, FRN, 3.99%, 12/25/34	103,438
175,000	Series 2004-S, Class A5, FRN, 3.54%, 09/25/34	170,547

		776,688

	Total Collateralized Mortgage Obligations (Cost $10,809,678)	10,808,592

JPMorgan Insurance Trust Balanced Portfolio

Schedule of Portfolio Investments
As of March 31, 2007 (Unaudited) (continued)

Shares	Security Description	Value ($)

	Commercial Mortgage-Backed Securities — 0.2%
180,000	Banc of America Commercial Mortgage, Inc., Series 2005-6, Class ASB, VAR, 5.18%, 09/10/47 (Cost $180,554)	179,707

	Corporate Bonds — 9.2%
	Airlines — 0.1%
70,000	Continental Airlines, Inc., Series 1999-2, Class A2, 7.06%, 09/15/09	72,187

	Automobiles — 0.1%
70,000	DaimlerChrysler NA Holding Corp., 7.20%, 09/01/09	73,068

	Capital Markets — 1.2%
75,000	Bear Stearns Cos., Inc. (The), 5.70%, 11/15/14	75,664
570,000	Credit Suisse First Boston USA, Inc., 6.50%, 01/15/12	599,197
200,000	Goldman Sachs Group, Inc. (The), 4.75%, 07/15/13	192,761
100,000	Lehman Brothers Holdings, Inc., 6.63%, 01/18/12	105,644
100,000	Morgan Stanley, 5.75%, 10/18/16	100,581

		1,073,847

	Chemicals — 0.1%
120,000	Dow Capital BV (Netherlands), 8.50%, 06/08/10	130,773

	Commercial Banks — 1.5%
100,000	BankAmerica Corp., 7.13%, 10/15/11	108,049
100,000	Branch Banking & Trust Co., 4.88%, 01/15/13	97,899
150,000	FleetBoston Financial Corp., 7.38%, 12/01/09	158,606
100,000	Marshall & Ilsley Corp., 4.38%, 08/01/09	98,738
110,000	National City Corp., 4.90%, 01/15/15	106,035
125,000	SunTrust Banks, Inc., 5.00%, 09/01/15	121,476
25,000	UnionBanCal Corp., 5.25%, 12/16/13	24,757
300,000	Wachovia Corp., 6.61%, 10/01/25	325,030
125,000	Wells Fargo & Co., 3.13%, 04/01/09	120,538
160,000	Wells Fargo Bank N.A., 7.55%, 06/21/10	171,183

		1,332,311

	Commercial Services & Supplies — 0.1%
75,000	Pitney Bowes, Inc., 3.88%, 06/15/13	69,364

	Computers & Peripherals — 0.0% (g)
40,000	International Business Machines Corp., 4.38%, 06/01/09	39,548

	Construction Materials — 0.1%
60,000	Hanson Australia Funding Ltd. (Australia), 5.25%, 03/15/13	58,859

	Consumer Finance — 0.9%
75,000	American Express Credit Corp., 3.00%, 05/16/08	73,236
	American General Finance Corp.,
120,000	Series H, 4.00%, 03/15/11	114,829
65,000	Series I, 4.63%, 05/15/09	64,182
350,000	HSBC Finance Corp., 8.00%, 07/15/10	379,390
50,000	International Lease Finance Corp., 5.00%, 04/15/10	49,886
150,000	John Deere Capital Corp., Series D, 3.63%, 05/25/07	149,611

		831,134

JPMorgan Insurance Trust Balanced Portfolio

Schedule of Portfolio Investments
As of March 31, 2007 (Unaudited) (continued)

Shares	Security Description	Value ($)

	Diversified Financial Services — 1.4%
135,000	Caterpillar Financial Services Corp., Series F, 4.50%, 09/01/08	133,659
75,000	CIT Group, Inc., 7.38%, 04/02/07	75,008
590,000	Citigroup, Inc., 5.00%, 09/15/14	575,993
400,000	General Electric Capital Corp., 8.63%, 06/15/08	414,673
75,000	Textron Financial Corp., 4.60%, 05/03/10	73,973

		1,273,306

	Diversified Telecommunication Services — 0.9%
75,000	BellSouth Corp., 6.00%, 10/15/11	77,365
80,000	British Telecommunications plc (United Kingdom), 8.62%, 12/15/10	89,301
60,000	Deutsche Telekom International Finance BV (Netherlands), 8.00%, 06/15/10	65,041
30,000	France Telecom S.A. (France), 7.75%, 03/01/11	32,684
300,000	Nynex Capital Funding Co., Series B, SUB, 8.23%, 10/15/09	318,158
200,000	Southwestern Bell Telephone, Series C, 5.98%, 10/22/07	200,561
50,000	Sprint Capital Corp., 7.63%, 01/30/11	53,757

		836,867

	Electric Utilities — 0.3%
50,000	Carolina Power & Light Co., 5.13%, 09/15/13	49,392
40,000	CenterPoint Energy Houston Electric LLC, Series M2, 5.75%, 01/15/14	40,331
100,000	Exelon Corp., 6.75%, 05/01/11	104,173
50,000	PSEG Power LLC, 7.75%, 04/15/11	54,224

		248,120

	Food & Staples Retailing — 0.2%
50,000	Kroger Co. (The), 8.05%, 02/01/10	53,570
100,000	Wal-Mart Stores, Inc., 4.13%, 02/15/11	96,893

		150,463

	Insurance — 0.4%
50,000	ACE INA Holdings, Inc., 5.88%, 06/15/14	51,058
175,000	Allstate Corp. (The), 6.13%, 02/15/12	182,373
100,000	American International Group, Inc., 2.88%, 05/15/08	97,503
75,000	Protective Life Secured Trust, 4.00%, 04/01/11	72,130

		403,064

	Media — 0.4%
50,000	Comcast Cable Communications Holdings, Inc., 8.38%, 03/15/13	57,178
50,000	COX Communications, Inc., 7.75%, 11/01/10	54,037
100,000	Historic TW, Inc., 9.13%, 01/15/13	117,189
100,000	News America, Inc., 6.75%, 01/09/38	105,665
50,000	Thomson Corp. (The) (Canada), 4.25%, 08/15/09	48,877

		382,946

	Multi-Utilities — 0.3%
100,000	Dominion Resources, Inc., Series B, 6.25%, 06/30/12	104,570
175,000	Duke Energy Corp., 6.25%, 01/15/12	183,132

		287,702

JPMorgan Insurance Trust Balanced Portfolio

Schedule of Portfolio Investments
As of March 31, 2007 (Unaudited) (continued)

Shares	Security Description	Value ($)

	Oil, Gas & Consumable Fuels — 0.1%
100,000	Conoco Funding Co. (Canada), 6.35%, 10/15/11	105,039

	Road & Rail — 0.7%
150,000	Norfolk Southern Corp., 7.05%, 05/01/37	162,487
500,000	Union Pacific Corp., 6.65%, 01/15/11	522,729

		685,216

	Thrifts & Mortgage Finance — 0.3%
100,000	Countrywide Home Loans, Inc., Series L, 4.00%, 03/22/11	94,795
	Washington Mutual, Inc.,
50,000	4.20%, 01/15/10	48,780
125,000	4.63%, 04/01/14	116,926

		260,501

	Wireless Telecommunication Services — 0.1%
75,000	New Cingular Wireless Services, Inc., 7.88%, 03/01/11	82,066

	Total Corporate Bonds (Cost $8,303,168)	8,396,381

	Mortgage Pass-Through Securities — 1.6%
	Federal Home Loan Mortgage Corp. Gold Pools,
259,413	4.00%, 08/01/18	245,561
21,116	6.00%, 03/01/13	21,512
36,471	6.50%, 03/01/13-06/01/13	37,354
76,197	6.50%, 11/01/22	78,653
23,066	7.00%, 06/01/13	23,777
73,964	7.00%, 12/01/14-03/01/16	76,090
5,867	8.00%, 10/01/10	6,017
17,874	8.00%, 09/01/26	18,859
21,439	Federal Home Loan Mortgage Corp. Pools, 8.00%, 04/01/17	22,441
	Federal National Mortgage Association Pools,
184,249	5.50%, 12/01/33	182,739
68,171	6.00%, 08/01/13-12/01/13	69,449
50,922	6.50%, 04/01/13	52,161
47,362	7.00%, 06/01/13	48,853
24,094	7.50%, 08/01/09	24,465
8,343	7.50%, 10/01/27	8,751
1,065	8.00%, 09/01/08	1,063
83,901	8.00%, 05/01/17	88,081
35,180	8.50%, 11/01/18	37,223
15,933	9.00%, 12/01/17	17,049
	Government National Mortgage Association Pools,
60,928	6.50%, 09/15/13	62,487
41,766	7.00%, 07/15/08-02/15/11	42,195
27,129	7.00%, 04/15/28-06/15/28	28,378
13,092	7.50%, 05/15/26-01/20/27	13,642
22,538	8.00%, 12/20/10	23,148
102,734	8.00%, 06/20/26	108,576
35,463	8.50%, 10/15/11	37,272
61,197	8.50%, 12/15/22	65,701

	Total Mortgage Pass-Through Securities (Cost $1,425,200)	1,441,497

	U.S. Government Agency Securities — 1.8%
415,000	Federal Home Loan Bank System, Series EJ09, 5.89%, 03/30/09	422,598
	Federal National Mortgage Association,
585,000	5.38%, 11/15/11	597,963
400,000	7.13%, 06/15/10	427,285
150,000	7.25%, 01/15/10	159,405

	Total U.S. Government Agency Securities (Cost $1,623,198)	1,607,251

	U.S. Treasury Obligations — 9.0%
2,200,000	U.S. Treasury Bonds, 10.38%, 11/15/12	2,270,211
246,861	U.S. Treasury Inflation Indexed Notes, 3.88%, 01/15/09	255,877
	U.S. Treasury Notes,
300,000	3.63%, 04/30/07	299,620
1,250,000	4.25%, 11/15/13	1,226,514

JPMorgan Insurance Trust Balanced Portfolio

Schedule of Portfolio Investments
As of March 31, 2007 (Unaudited) (continued)

Shares	Security Description	Value ($)

125,000	4.75%, 03/31/11	125,947
	U.S. Treasury Principal STRIPS,
3,500,000	PO, 02/15/12	2,818,113
1,400,000	PO, 02/15/15	972,801
300,000	PO, 08/15/15	203,691

	Total U.S. Treasury Obligations (Cost $8,430,259)	8,172,774

	Foreign Government Securities — 0.0% (g)
40,000	Mexico Government International Bond (Mexico), 6.38%, 01/16/13 (Cost $40,291)	42,160

	Supranational — 0.5%
475,000	Inter-American Development Bank, 8.40%, 09/01/09 (Cost $492,160)	511,757

	Total Long-Term Investments (Cost $81,114,743)	87,953,579

Shares

	Short-Term Investment — 3.2%
	Investment Company — 3.2%
2,920,214	JPMorgan Liquid Assets Money Market Fund (b) (m) (Cost $2,920,214)	2,920,214

Principal Amount ($)

	Investments of Cash Collateral for Securities on Loan — 9.7%
	Certificates of Deposit — 1.0%
400,000	Deutsche Bank, New York, FRN, 5.53%, 01/22/08	400,000
499,934	Societe Generale, New York, FRN, 5.31%, 06/20/07	499,934

		899,934

	Corporate Notes — 3.4%
400,000	American Express Credit Corp., FRN, 5.33%, 01/15/08	400,000
500,000	Banque Federative du Credit Mutuel, FRN, 5.32%, 04/30/08	500,000
650,000	CDC Financial Products, Inc. FRN, 5.49%, 04/30/07	650,000
500,000	Citigroup Global Markets, Inc., FRN, 5.51%, 04/06/07	500,000
499,983	Macquarie Bank Ltd., FRN, 5.34%, 04/30/08	499,983
500,000	Unicredito Italiano Bank plc, FRN, 5.34%, 04/30/08	500,000

		3,049,983

	Repurchase Agreements — 4.8%
1,308,684	Banc of America Securities LLC, 5.45%, dated 03/30/07, due 04/02/07, repurchase price $1,309,278, collateralized by U.S. Government Agency Mortgages	1,308,684
1,500,000	Credit Suisse First Boston LLC, 5.45%, dated 03/30/07, due 04/02/07, repurchase price $1,500,681, collateralized by U.S. Government Agency Mortgages	1,500,000
1,550,000	Lehman Brothers, Inc., 5.45%, dated 03/30/07, due 04/02/07, repurchase price $1,550,704, collateralized by U.S. Government Agency Mortgages	1,550,000

		4,358,684

	Time Deposit — 0.5%
500,000	Northern Rock plc, 5.32%, 05/15/07	500,000

	Total Investments of Cash Collateral for Securities on Loan (Cost $8,808,601)	8,808,601

	Total Investments — 109.6%
	(Cost $92,843,558)	99,682,394
	Liabilities in Excess of Other Assets — (9.6)%	(8,752,825)

	Net Assets — 100.0%	$90,929,569

Percentages indicated are based on net assets.

JPMorgan Insurance Trust Balanced Portfolio

Schedule of Portfolio Investments
As of March 31, 2007 (Unaudited) (continued)

ABBREVIATIONS:

(a)	Non-income producing security.

(b)	Investment in affiliate. Money market fund registered under the Investment Company Act of 1940, as amended, and advised by JPMorgan Investment Advisors, Inc.

(g)	Amount rounds to less than 0.1%.

(m)

All or a portion of this security is segregated for current or potential holdings of futures, swaps, options, TBA, when-issued securities, delayed delivery securities, and reverse repurchase agreements.

ADR	American Depositary Receipt

CMO	Collateralized Mortgage Obligation

FRN	Floating Rate Note. The rate shown is the rate in effect as of March 31, 2007.

IF

Inverse Floaters represent securities that pay interest at a rate that increases(decreases) with a decline (incline) in a specified index. The rate shown is the rate in effect as of March 31, 2007. The rate may be subject to a cap and floor.

PO

Principal Only represents the right to receive the principal portion only on an underlying pool of mortgage loans. The market value of these securities is extremely volatile in response to changes in market interest rates. As prepayments on the underlying mortgages of these securities increase, the yield on these securities increases.

REMICS	Real Estate Mortgage Investment Conduits

STRIPS

Separate Trading of Registered Interest and Principal Securities. The STRIPS Program lets investors hold and trade individual interest and principal components of eligible notes and bonds as separate securities.

SUB	Step-Up Bond. The rate shown is the rate in effect as of March 31, 2007.

VAR	Variable Rate Note. The interest rate shown is the rate in effect at March 31, 2007.

As of March 31, 2007, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	7,795,280
Aggregate gross unrealized depreciation	(956,444)

Net unrealized appreciation/depreciation	$6,838,836

Federal income tax cost of investments	$92,843,558

JPMorgan Insurance Trust Core Bond Portfolio

Schedule of Portfolio Investments
As of March 31, 2007 (Unaudited)

Principal Amount ($)	Security Description	Value ($)

	Long-Term Investments — 90.3%
	Asset-Backed Securities — 1.3%
150,000	American Express Credit Account Master Trust, Series 2004-3, Class A, 4.35%, 12/15/11	148,350
	AmeriCredit Automobile Receivables Trust,
35,390	Series 2003-BX, Class A4A, 2.72%, 01/06/10	35,160
300,000	Series 2006-BG, Class A3, 5.21%, 10/06/11	300,506
400,000	Series 2006-BG, Class A4, 5.21%, 09/06/13	401,815
	Citibank Credit Card Issuance Trust,
450,000	Series 2002-C2, Class C2, 6.95%, 02/18/14	479,622
250,000	Series 2005-B1, Class B1, 4.40%, 09/15/10	247,302
101,391	CNH Equipment Trust, Series 2003-B, Class A4B, 3.38%, 02/15/11	100,387
41,836	Conseco Finance, Series 2001-B, Class 1M1, 7.27%, 04/15/09	41,908
419,685	Countrywide Asset-Backed Certificates, Series 2004-AB2, Class A2, FRN, 5.59%, 05/25/36	419,929
175,000	Household Automotive Trust, Series 2005-1, Class A4, 4.35%, 06/18/12	172,765
	MBNA Credit Card Master Note Trust,
200,000	Series 2002-C1, Class C1, 6.80%, 07/15/14	213,076
75,000	Series 2003-C1, Class C1, FRN, 7.02%, 06/15/12	77,909
	MBNA Master Credit Card Trust,
240,000	Series 1999-J, Class C, 7.85%, 02/15/12 (e)	255,870
200,000	Series 2000-D, Class C, 8.40%, 09/15/09	200,260
2,936	Residential Asset Mortgage Products, Inc., Series 2001-RS3, Class AI4, SUB, 6.79%, 10/25/31	2,924
241,644	WFS Financial Owner Trust, Series 2003-4, Class A4, 3.15%, 05/20/11	239,189

	Total Asset-Backed Securities (Cost $3,297,218)	3,336,972

	Collateralized Mortgage Obligations — 48.6%
	Agency CMO — 30.6%
	Federal Home Loan Mortgage Corp.,
22,990	Series 11, Class D, 9.50%, 07/15/19	23,987
3,749	Series 47, Class F, 10.00%, 06/15/20	3,916
12,489	Series 22, Class C, 9.50%, 04/15/20	12,960
2,432	Series 99, Class Z, 9.50%, 01/15/21	2,553
2,995	Series 1065, Class J, 9.00%, 04/15/21	3,133
400,223	Series 1113, Class J, 8.50%, 06/15/21	399,410
22,828	Series 1250, Class J, 7.00%, 05/15/22	22,781
39,247	Series 1316, Class Z, 8.00%, 06/15/22	40,901
68,981	Series 1324, Class Z, 7.00%, 07/15/22	68,876
44,562	Series 1343, Class LA, 8.00%, 08/15/22	47,170
51,938	Series 1343, Class LB, 7.50%, 08/15/22	51,830
41,569	Series 1394, Class ID, IF, 9.57%, 10/15/22	42,286
36,972	Series 1395, Class G, 6.00%, 10/15/22	36,895
17,026	Series 1404, Class FA, 4.50%, 11/15/07	16,950
1,116	Series 1465, Class SA, IF, IO, 3.62%, 02/15/08	16
26,579	Series 1505, Class Q, 7.00%, 05/15/23	27,210
51,994	Series 1518, Class G, IF, 3.79%, 05/15/23	50,617
54,894	Series 1541, Class O, FRN, 3.85%, 07/15/23	53,735
12,637	Series 1561, Class TA, PO, 08/15/08	12,467
65,254	Series 1596, Class D, 6.50%, 10/15/13	66,212
21,590	Series 1607, Class SA, IF, 9.17%, 10/15/13	23,311
49,861	Series 1609, Class LG, IF, 5.69%, 11/15/23	52,575
28,154	Series 1625, Class SD, IF, 8.50%, 12/15/08	28,659
700,000	Series 1630, Class PK, 6.00%, 11/15/23	713,883
500,000	Series 1638, Class H, 6.50%, 12/15/23	520,255
2,387	Series 1671, Class QC, IF, 10.00%, 02/15/24	2,739
9,174	Series 1685, Class Z, 6.00%, 11/15/23	9,171
6,079	Series 1689, Class SD, IF, 9.00%, 10/15/23	6,113
31,188	Series 1700, Class GA, PO, 02/15/24	28,985
2,100,000	Series 1732, Class K, 6.50%, 05/15/24	2,161,788
135,185	Series 1798, Class F, 5.00%, 05/15/23	132,399
292,039	Series 1863, Class Z, 6.50%, 07/15/26	300,780
4,027	Series 1865, Class D, PO, 02/15/24	2,592
48,248	Series 1900, Class T, PO, 08/15/08	48,113
6,268	Series 1967, Class PC, PO, 10/15/08	6,249
89,049	Series 1981, Class Z, 6.00%, 05/15/27	90,061
110,010	Series 1987, Class PE, 7.50%, 09/15/27	111,836
74,756	Series 2025, Class PE, 6.30%, 01/15/13	75,491

JPMorgan Insurance Trust Core Bond Portfolio

Schedule of Portfolio Investments
As of March 31, 2007 (Unaudited) (continued)

Principal Amount ($)	Security Description	Value ($)

29,752	Series 2033, Class SN, IF, IO, 11.71%, 03/15/24	10,444
50,398	Series 2038, Class PN, IO, 7.00%, 03/15/28	12,017
132,607	Series 2054, Class PV, 7.50%, 05/15/28	137,800
106,247	Series 2055, Class OE, 6.50%, 05/15/13	108,140
232,079	Series 2064, Class TE, 7.00%, 06/15/28	239,699
185,981	Series 2075, Class PH, 6.50%, 08/15/28	190,532
157,347	Series 2102, Class TU, 6.00%, 12/15/13	159,685
330,764	Series 2115, Class PE, 6.00%, 01/15/14	335,561
44,609	Series 2132, Class PD, 6.00%, 11/15/27	44,620
37,631	Series 2132, Class SB, IF, 7.50%, 03/15/29	40,474
84,507	Series 2134, Class PI, IO, 6.50%, 03/15/19	15,950
20,296	Series 2135, Class UK, IO, 6.50%, 03/15/14	2,898
34,346	Series 2143, Class CD, 6.00%, 02/15/28	34,355
829,000	Series 2172, Class QC, 7.00%, 07/15/29	874,563
324,018	Series 2182, Class ZB, 8.00%, 09/15/29	339,198
60,867	Series 2247, Class Z, 7.50%, 08/15/30	64,291
23,130	Series 2261, Class ZY, 7.50%, 10/15/30	23,427
178,924	Series 2283, Class K, 6.50%, 12/15/23	186,945
3,594	Series 2299, Class G, 7.00%, 05/15/14	3,587
33,331	Series 2306, Class K, PO, 05/15/24	26,761
79,995	Series 2306, Class SE, IF, IO, 5.85%, 05/15/24	10,700
119,597	Series 2325, Class PM, 7.00%, 06/15/31	125,439
375,309	Series 2344, Class QG, 6.00%, 08/15/16	381,874
630,334	Series 2344, Class ZD, 6.50%, 08/15/31	648,368
104,051	Series 2344, Class ZJ, 6.50%, 08/15/31	106,890
72,225	Series 2345, Class NE, 6.50%, 08/15/31	73,907
643,494	Series 2345, Class PQ, 6.50%, 08/15/16	659,912
241,221	Series 2355, Class BP, 6.00%, 09/15/16	245,618
159,337	Series 2359, Class ZB, 8.50%, 06/15/31	177,945
40,943	Series 2362, Class PD, 6.50%, 06/15/20	41,092
416,412	Series 2391, Class QR, 5.50%, 12/15/16	419,927
441,564	Series 2392, Class PV, 6.00%, 12/15/20	442,759
329,148	Series 2394, Class MC, 6.00%, 12/15/16	335,217
136,462	Series 2410, Class OE, 6.38%, 02/15/32	139,257
197,669	Series 2410, Class QS, IF, 5.67%, 02/15/32	199,186
130,290	Series 2410, Class QX, IF, IO, 3.33%, 02/15/32	13,371
95,106	Series 2412, Class SE, IF, 5.02%, 02/15/09	95,196
100,000	Series 2412, Class SP, IF, 5.46%, 02/15/32	99,329
282,088	Series 2423, Class MC, 7.00%, 03/15/32	292,181
431,921	Series 2423, Class MT, 7.00%, 03/15/32	447,375
227,841	Series 2435, Class CJ, 6.50%, 04/15/32	236,770
470,000	Series 2435, Class VH, 6.00%, 07/15/19	478,983
184,009	Series 2444, Class ES, IF, IO, 2.63%, 03/15/32	15,164
122,673	Series 2450, Class SW, IF, IO, 2.68%, 03/15/32	9,749
108,684	Series 2454, Class BG, 6.50%, 08/15/31	109,260
300,000	Series 2455, Class GK, 6.50%, 05/15/32	310,595
265,764	Series 2460, Class VZ, 6.00%, 11/15/29	268,798
202,989	Series 2484, Class LZ, 6.50%, 07/15/32	212,793
600,738	Series 2498, Class UD, 5.50%, 06/15/16	600,725
790,000	Series 2500, Class MC, 6.00%, 09/15/32	796,570
197,239	Series 2500, Class TD, 5.50%, 02/15/16	196,960
150,000	Series 2503, Class BH, 5.50%, 09/15/17	151,444
174,983	Series 2513, Class YO, PO, 02/15/32	151,913
500,000	Series 2515, Class DE, 4.00%, 03/15/32	473,007
500,000	Series 2535, Class BK, 5.50%, 12/15/22	504,110
300,000	Series 2543, Class YX, 6.00%, 12/15/32	304,824
500,000	Series 2544, Class HC, 6.00%, 12/15/32	510,408
297,304	Series 2565, Class MB, 6.00%, 05/15/30	301,057
500,000	Series 2575, Class ME, 6.00%, 02/15/33	506,665
169,590	Series 2586, Class WI, IO, 6.50%, 03/15/33	38,379
201,098	Series 2594, Class VA, 6.00%, 03/15/14	203,392
400,000	Series 2594, Class VQ, 6.00%, 08/15/20	405,437
448,647	Series 2597, Class DS, IF, IO, 2.23%, 02/15/33	27,029
633,920	Series 2599, Class DS, IF, IO, 1.68%, 02/15/33 `	32,756
723,932	Series 2610, Class DS, IF, IO, 1.78%, 03/15/33	40,956
987,849	Series 2611, Class SH, IF, IO, 2.33%, 10/15/21	59,467
1,000,000	Series 2611, Class UH, 4.50%, 05/15/18	951,529
500,000	Series 2617, Class GR, 4.50%, 05/15/18	476,383
888,744	Series 2626, Class NS, IF, IO, 1.23%, 06/15/23	55,452
500,000	Series 2628, Class WA, 4.00%, 07/15/28	478,228
500,000	Series 2631, Class LC, 4.50%, 06/15/18	477,017
591,725	Series 2636, Class Z, 4.50%, 06/15/18	562,963
199,277	Series 2638, Class DS, IF, 3.28%, 07/15/23	167,761
46,202	Series 2643, Class HI, IO, 4.50%, 12/15/16	4,091
1,179,029	Series 2651, Class VZ, 4.50%, 07/15/18	1,121,494
95,034	Series 2656, Class SH, IF, 5.64%, 02/15/25	94,580
356,178	Series 2668, Class SB, IF, 2.47%, 10/15/15	330,195
500,000	Series 2675, Class CK, 4.00%, 09/15/18	460,321

JPMorgan Insurance Trust Core Bond Portfolio

Schedule of Portfolio Investments
As of March 31, 2007 (Unaudited) (continued)

Principal Amount ($)	Security Description	Value ($)

231,574	Series 2682, Class YS, IF, 1.02%, 10/15/33	153,023
274,714	Series 2684, Class TO, PO, 10/15/33	161,727
228,000	Series 2686, Class GB, 5.00%, 05/15/20	227,014
184,441	Series 2691, Class WS, IF, 1.02%, 10/15/33	125,576
1,000,000	Series 2695, Class DE, 4.00%, 01/15/17	956,304
138,460	Series 2705, Class SC, IF, 1.02%, 11/15/33	90,832
211,357	Series 2705, Class SD, IF, 2.16%, 11/15/33	157,853
1,000,000	Series 2716, Class UN, 4.50%, 12/15/23	937,208
750,000	Series 2727, Class BS, IF, 1.10%, 01/15/34	474,998
13,556	Series 2733, Class GF, FRN, 09/15/33	12,897
500,000	Series 2743, Class HD, 4.50%, 08/15/17	487,055
209,330	Series 2744, Class FE, FRN, 0.00%, 02/15/34	164,009
500,000	Series 2744, Class PD, 5.50%, 08/15/33	503,769
144,668	Series 2753, Class S, IF, 1.36%, 02/15/34	95,688
209,495	Series 2755, Class SA, IF, 3.56%, 05/15/30	199,332
155,293	Series 2766, Class SX, IF, 0.54%, 03/15/34	122,481
59,746	Series 2769, Class PO, PO, 03/15/34	38,393
476,978	Series 2776, Class SK, IF, 1.10%, 04/15/34	313,722
49,291	Series 2778, Class BS, IF, 2.45%, 04/15/34	38,572
268,187	Series 2780, Class JG, 4.50%, 04/15/19	254,283
702,000	Series 2809, Class UB, 4.00%, 09/15/17	670,705
135,306	Series 2827, Class SQ, FRN, 7.50%, 01/15/19	139,842
44,589	Series 2841, Class GO, PO, 08/15/34	41,036
146,165	Series 2846, Class PO, PO, 08/15/34	116,268
500,000	Series 2899, Class KB, 4.50%, 03/15/19	474,364
500,000	Series 2931, Class QC, 4.50%, 01/15/19	484,400
154,109	Series 2958, Class KB, 5.50%, 04/15/35	153,958
1,000,000	Series 2971, Class GB, 5.00%, 11/15/16	1,001,477
100,000	Series 2975, Class KO, PO, 05/15/35	74,550
142,424	Series 2989, Class PO, PO, 06/15/23	104,161
300,000	Series 3047, Class OD, 5.50%, 10/15/35	297,860
1,000,000	Series 3064, Class OB, 5.50%, 07/15/29	1,006,178
268,635	Series 3101, Class EA, 6.00%, 06/15/20	268,811
278,649	Series 3117, Class EO, PO, 02/15/36	214,180
487,721	Series 3260, Class CS, FRN, 0.82%, 01/15/37	14,772
	Federal Home Loan Mortgage Corp. Structured Pass-Through Securities,
38,017	Series T-41, Class 3A, 7.50%, 07/25/32	39,464
246,208	Series T-54, Class 2A, 6.50%, 02/25/43	251,781
114,006	Series T-54, Class 3A, 7.00%, 02/25/43	117,647
66,658	Series T-58, Class A, PO, 09/25/43	56,780
	Federal Home Loan Mortgage Corp.- Government National Mortgage Association,
520,197	Series 8, Class ZA, 7.00%, 03/25/23	529,215
	Federal National Mortgage Association,
126,080	Series 329, Class 1, PO, 12/01/32	96,277
158,676	Series 340, Class 1, PO, 09/01/33	116,296
17,533	Series 1989-83, Class H, 8.50%, 11/25/19	18,680
3,823	Series 1990-1, Class D, 8.80%, 01/25/20	4,093
15,788	Series 1990-10, Class L, 8.50%, 02/25/20	16,840
3,731	Series 1990-93, Class G, 5.50%, 08/25/20	3,722
54	Series 1990-140, Class K, HB, 652.15%, 12/25/20	1,001
6,284	Series 1990-143, Class J, 8.75%, 12/25/20	6,782
125,064	Series 1992-101, Class J, 7.50%, 06/25/22	126,413
43,367	Series 1992-143, Class MA, 5.50%, 09/25/22	43,564
31,542	Series 1993-164, Class SA, IF, 9.01%, 09/25/08	32,120
45,190	Series 1993-164, Class SC, IF, 9.01%, 09/25/08	46,018
9,784	Series 1993-165, Class SD, IF, 5.54%, 09/25/23	10,164
48,792	Series 1993-165, Class SK, IF, 12.50%, 09/25/23	57,867
59,628	Series 1993-167, Class GA, 7.00%, 09/25/23	60,699
18,072	Series 1993-175, Class SA, IF, 11.92%, 09/25/08	18,851
14,948	Series 1993-190, Class S, IF, 6.61%, 10/25/08	15,012
2,936	Series 1993-196, Class FA, FRN, 5.29%, 10/25/08	2,923
4,403	Series 1993-196, Class SB, IF, 9.25%, 10/25/08	4,399
462,182	Series 1993-203, Class PL, 6.50%, 10/25/23	473,286
21,573	Series 1993-205, Class H, PO, 09/25/23	17,636
276,720	Series 1993-225, Class UB, 6.50%, 12/25/23	285,900
8,101	Series 1993-230, Class FA, FRN, 5.94%, 12/25/23	8,250
68,615	Series 1993-233, Class SB, IF, 7.73%, 12/25/08	69,982
472,821	Series 1993-250, Class Z, 7.00%, 12/25/23	485,939
151,882	Series 1993-257, Class C, PO, 06/25/23	136,740
10,560	Series 1994-13, Class SK, IF, 8.82%, 02/25/09	10,796
23,647	Series 1994-33, Class FA, FRN, 5.39%, 03/25/09	23,542
63,794	Series 1995-2, Class Z, 8.50%, 03/25/25	67,373
83,206	Series 1995-19, Class Z, 6.50%, 11/25/23	89,089
6,972	Series 1996-20, Class L, PO, 09/25/08	6,720
881	Series 1996-24, Class B, PO, 10/25/08	877
13,509	Series 1996-39, Class J, PO, 09/25/08	13,041
18,773	Series 1996-59, Class J, 6.50%, 08/25/22	19,393
174,404	Series 1996-59, Class K, 6.50%, 07/25/23	177,658

JPMorgan Insurance Trust Core Bond Portfolio

Schedule of Portfolio Investments
As of March 31, 2007 (Unaudited) (continued)

Principal Amount ($)	Security Description	Value ($)

624,833	Series 1997-20, Class IB, IF, IO, 1.84%, 03/25/27	32,693
54,594	Series 1997-39, Class PD, 7.50%, 05/20/27	56,729
127,467	Series 1997-46, Class PL, 6.00%, 07/18/27	129,249
346,565	Series 1997-61, Class ZC, 7.00%, 02/25/23	360,801
149,629	Series 1998-36, Class ZB, 6.00%, 07/18/28	151,810
168,263	Series 1998-43, Class SA, IF, IO, 11.36%, 04/25/23	53,811
25,205	Series 2000-52, Class IO, IO, 8.50%, 01/25/31	6,454
76,252	Series 2001-28, Class VB, 6.00%, 02/25/20	75,990
317,671	Series 2001-30, Class PM, 7.00%, 07/25/31	332,538
312,541	Series 2001-33, Class ID, IO, 6.00%, 07/25/31	67,763
524,044	Series 2001-36, Class DE, 7.00%, 08/25/31	541,338
62,055	Series 2001-44, Class PD, 7.00%, 09/25/31	64,382
135,287	Series 2001-50, Class VB, 6.50%, 12/25/16	135,213
291,564	Series 2001-52, Class XN, 6.50%, 11/25/15	299,347
510,810	Series 2001-61, Class Z, 7.00%, 11/25/31	535,376
459,013	Series 2001-69, Class PG, 6.00%, 12/25/16	466,987
290,673	Series 2001-71, Class QE, 6.00%, 12/25/16	295,730
37,497	Series 2001-78, Class VB, 6.00%, 12/25/15	37,360
143,431	Series 2001-80, Class PE, 6.00%, 07/25/29	144,867
153,378	Series 2002-1, Class HC, 6.50%, 02/25/22	157,813
40,800	Series 2002-1, Class SA, IF, 7.90%, 02/25/32	44,502
500,000	Series 2002-3, Class OG, 6.00%, 02/25/17	508,728
58,690	Series 2002-8, Class SR, IF, 5.02%, 03/25/09	58,608
845,233	Series 2002-13, Class SJ, IF, IO, 1.60%, 03/25/32	46,702
800,000	Series 2002-18, Class PC, 5.50%, 04/25/17	807,758
448,596	Series 2002-28, Class PK, 6.50%, 05/25/32	462,315
1,000,000	Series 2002-56, Class UC, 5.50%, 09/25/17	1,008,479
637,127	Series 2002-62, Class ZE, 5.50%, 11/25/17	643,883
155,953	Series 2002-73, Class S, IF, 2.95%, 11/25/09	151,998
750,000	Series 2002-74, Class LD, 5.00%, 01/25/16	745,323
700,000	Series 2002-74, Class PD, 5.00%, 11/25/15	695,783
400,000	Series 2002-74, Class VB, 6.00%, 11/25/31	401,822
163,476	Series 2002-77, Class S, IF, 4.73%, 12/25/32	157,541
39,150	Series 2002-91, Class UH, IO, 5.50%, 06/25/22	6,287
402,118	Series 2002-93, Class PD, 3.50%, 02/25/29	391,236
500,000	Series 2002-94, Class BK, 5.50%, 01/25/18	504,548
79,415	Series 2003-16, Class PI, IO, 5.00%, 11/25/12	851
293,000	Series 2003-22, Class UD, 4.00%, 04/25/33	245,300
250,000	Series 2003-41, Class PE, 5.50%, 05/25/23	252,624
100,000	Series 2003-47, Class PE, 5.75%, 06/25/33	99,430
72,389	Series 2003-64, Class SX, IF, 0.45%, 07/25/33	49,479
243,499	Series 2003-66, Class PA, 3.50%, 02/25/33	223,502
647,059	Series 2003-68, Class LC, 3.00%, 07/25/22	545,133
651,392	Series 2003-68, Class QP, 3.00%, 07/25/22	607,474
137,818	Series 2003-71, Class DS, IF, 0.38%, 08/25/33	89,637
1,004,832	Series 2003-73, Class GA, 3.50%, 05/25/31	948,021
1,136,682	Series 2003-80, Class SY, IF, IO, 2.33%, 06/25/23	90,413
500,000	Series 2003-83, Class PG, 5.00%, 06/25/23	488,798
121,958	Series 2003-91, Class SD, IF, 3.63%, 09/25/33	111,521
250,000	Series 2003-106, Class US, IF, 1.10%, 11/25/23	166,763
500,000	Series 2003-106, Class WE, 4.50%, 11/25/22	474,369
1,000,000	Series 2003-113, Class PC, 4.00%, 03/25/15	976,988
986,230	Series 2003-116, Class SB, IF, IO, 2.28%, 11/25/33	74,262
600,000	Series 2003-117, Class JB, 3.50%, 06/25/33	538,166
500,000	Series 2003-128, Class KE, 4.50%, 01/25/14	491,587
500,000	Series 2003-128, Class NG, 4.00%, 01/25/19	456,908
164,431	Series 2003-130, Class SX, IF, 3.54%, 01/25/34	156,532
248,811	Series 2003-132, Class OA, PO, 08/25/33	194,569
700,000	Series 2004-1, Class AC, 4.00%, 02/25/19	641,793
374,202	Series 2004-4, Class QM, IF, 3.56%, 06/25/33	349,219
253,803	Series 2004-10, Class SC, IF, 7.32%, 02/25/34	272,170
164,907	Series 2004-14, Class SD, IF, 1.10%, 03/25/34	111,398
1,000,000	Series 2004-21, Class AE, 4.00%, 04/25/19	908,425
174,232	Series 2004-21, Class CO, PO, 04/25/34	90,722
178,925	Series 2004-22, Class A, 4.00%, 04/25/19	168,997
454,619	Series 2004-36, Class SA, IF, 4.89%, 05/25/34	445,440
96,661	Series 2004-51, Class SY, IF, 3.60%, 07/25/34	90,681
150,029	Series 2004-61, Class SK, IF, 8.50%, 11/25/32	163,625
200,000	Series 2004-76, Class CL, 4.00%, 10/25/19	183,755
1,000,000	Series 2004-81, Class AC, 4.00%, 11/25/19	916,826
226,413	Series 2004-92, Class JO, PO, 12/25/34	193,982
49	Series 2004-92, Class JO, HB, 256.41%, 11/01/08	117
795,411	Series 2005-28, Class JA, 5.00%, 04/25/35	755,309
927,324	Series 2005-40, Class YA, 5.00%, 09/25/20	922,420
500,000	Series 2005-47, Class AN, 5.00%, 12/25/16	497,241
724,271	Series 2005-52, Class PA, 6.50%, 06/25/35	748,826
853,000	Series 2005-68, Class BC, 5.25%, 06/25/35	832,780
1,100,000	Series 2005-68, Class PG, 5.50%, 08/25/35	1,104,832

JPMorgan Insurance Trust Core Bond Portfolio

Schedule of Portfolio Investments
As of March 31, 2007 (Unaudited) (continued)

Principal Amount ($)	Security Description	Value ($)

1,000,000	Series 2005-84, Class XM, 5.75%, 10/25/35	1,015,006
1,000,000	Series 2005-109, Class PC, 6.00%, 12/25/35	1,023,644
1,000,000	Series 2005-110, Class GL, 5.50%, 12/25/35	977,660
700,000	Series 2005-110, Class MN, 5.50%, 06/25/35	699,004
230,799	Series 2006-22, Class AO, PO, 04/25/36	168,127
549,467	Series 2006-59, Class QO, PO, 01/25/33	430,699
578,419	Series 2006-110, Class PO, PO, 11/25/36	418,047
1,435,442	Series 2007-7, Class SG, FRN, 1.18%, 08/25/36	38,842
55,115	Series G92-15, Class Z, 7.00%, 01/25/22	55,901
8,098	Series G92-42, Class Z, 7.00%, 07/25/22	8,422
167,865	Series G92-44, Class ZQ, 8.00%, 07/25/22	177,757
96,765	Series G92-54, Class ZQ, 7.50%, 09/25/22	101,682
6,119	Series G92-59, Class F, FRN, 5.09%, 10/25/22	6,071
15,907	Series G92-61, Class Z, 7.00%, 10/25/22	16,668
165,233	Series G92-66, Class KB, 7.00%, 12/25/22	171,683
48,509	Series G93-1, Class KA, 7.90%, 01/25/23	51,476
50,339	Series G93-17, Class SI, IF, 6.00%, 04/25/23	50,335
	Federal National Mortgage Association Whole Loan,
176,863	Series 2003-W1, Class 1A1, 6.50%, 12/25/42	180,468
109,493	Series 2003-W1, Class 2A, 7.50%, 12/25/42	114,133
21,040	Series 2003-W8, Class 1A3, 4.75%, 12/25/42	20,937
180,142	Series 2004-W2, Class 2A2, 7.00%, 02/25/44	187,066
	Government National Mortgage Association,
137,632	Series 1994-3, Class PQ, 7.49%, 07/16/24	143,236
500,000	Series 1994-7, Class PQ, 6.50%, 10/16/24	519,222
144,102	Series 1996-16, Class E, 7.50%, 08/16/26	148,799
140,954	Series 1997-8, Class PN, 7.50%, 05/16/27	145,685
164,027	Series 1998-26, Class K, 7.50%, 09/17/25	171,018
145,148	Series 1999-41, Class Z, 8.00%, 11/16/29	152,015
88,741	Series 1999-44, Class PC, 7.50%, 12/20/29	93,264
105,840	Series 1999-44, Class ZG, 8.00%, 12/20/29	110,599
75,268	Series 2000-6, Class Z, 7.50%, 02/20/30	78,401
126,865	Series 2000-14, Class PD, 7.00%, 02/16/30	131,148
468,300	Series 2000-21, Class Z, 9.00%, 03/16/30	507,206
62,154	Series 2000-26, Class Z, 7.75%, 09/20/30	62,523
8,420	Series 2000-36, Class IK, IO, 9.00%, 11/16/30	1,786
800,000	Series 2000-36, Class PB, 7.50%, 11/16/30	850,708
235,070	Series 2001-36, Class S, IF, IO, 2.73%, 08/16/31	19,522
112,585	Series 2000-37, Class B, 8.00%, 12/20/30	116,091
29,696	Series 2000-38, Class AH, 7.15%, 12/20/30	30,133
70,131	Series 2001-4, Class SJ, IF, IO, 2.83%, 01/19/30	6,443
200,000	Series 2001-64, Class MQ, 6.50%, 12/20/31	205,542
40,214	Series 2002-24, Class SB, IF, 3.95%, 04/16/32	37,880
214,545	Series 2002-54, Class GB, 6.50%, 08/20/32	221,347
9,018	Series 2002-88, Class LI, IO, 5.50%, 11/20/28	20
252,883	Series 2003-4, Class NI, IO, 5.50%, 01/20/32	38,163
26,164	Series 2003-24, Class PO, PO, 03/16/33	21,148
628,300	Series 2003-76, Class LS, IF, IO, 1.88%, 09/20/31	33,351
827,126	Series 2004-11, Class SW, IF, IO, 0.18%, 02/20/34	23,901
98,398	Series 2004-28, Class S, IF, 5.03%, 04/16/34	96,489
	Vendee Mortgage Trust,
143,010	Series 1994-1, Class 1, VAR, 5.63%, 02/15/24	144,873
355,192	Series 1996-1, Class 1Z, 6.75%, 02/15/26	370,294
193,083	Series 1996-2, Class 1Z, 6.75%, 06/15/26	200,127
732,085	Series 1997-1, Class 2Z, 7.50%, 02/15/27	773,230
199,746	Series 1998-1, Class 2E, 7.00%, 09/15/27	206,195

		78,209,384

	Non-Agency CMO — 18.0%
500,000	American Home Mortgage Investment Trust, Series 2005-3, Class 2A4, FRN, 4.85%, 09/25/35	488,484
	Banc of America Funding Corp.,
246,407	Series 2003-1, Class A, PO, 09/20/32	185,874
495,667	Series 2003-3, Class 1A33, 5.50%, 10/25/33	484,983
153,027	Series 2004-1, Class PO, PO, 03/25/34	119,576
1,000,000	Series 2005-6, Class 2A7, 5.50%, 10/25/35	997,347
234,480	Series 2005-7, Class 30, PO, 11/25/35	160,122
856,664	Series 2005-E, Class 4A1, FRN, 4.11%, 03/20/35	850,388
	Banc of America Mortgage Securities,
124,378	Series 2002-10, Class A, PO, 11/25/32	114,400
71,023	Series 2003-8, Class A, PO, 11/25/33	52,737
78,605	Series 2004-4, Class A, PO, 05/25/34	61,799
467,286	Series 2004-5, Class 2A2, 5.50%, 06/25/34	424,511
250,000	Series 2004-6, Class 2A5, PO, 07/25/34	115,550
245,468	Series 2004-6, Class A, PO, 07/25/34	164,364
289,581	Series 2004-7 Class 1A19, PO, 08/25/34	149,315
200,000	Series 2004-E, Class 2A5, FRN, 4.11%, 06/25/34	196,840
635,289	Series 2004-J, Class 3A1, FRN, 5.07%, 11/25/34	631,127
	Bank of America Alternative Loan Trust,

JPMorgan Insurance Trust Core Bond Portfolio

Schedule of Portfolio Investments
As of March 31, 2007 (Unaudited) (continued)

Principal Amount ($)	Security Description	Value ($)

314,167	Series 2004-5, Class 3A3, PO, 06/25/34	125,660
149,808	Series 2004-6, Class 15, PO, 07/25/19	118,859
	Bear Stearns Adjustable Rate Mortgage Trust,
442,334	Series 2003-7, Class 3A, VAR, 4.95%, 10/25/33	441,559
100,000	Series 2004-4, Class A4, VAR, 3.52%, 06/25/34	98,272
1,089,953	Series 2006-1, Class A1, FRN, 4.63%, 02/25/36	1,070,480
	Citicorp Mortgage Securities, Inc.,
1,531,218	Series 2004-1, Class 3A1, 4.75%, 01/25/34	1,504,974
740,964	Series 2004-5, Class 2A5, 4.50%, 08/25/34	722,789
	Citigroup Mortgage Loan Trust, Inc.,
89,440	Series 2003-UP3, Class A3, 7.00%, 09/25/33	90,810
106,064	Series 2003-UST1, Class 1, PO, 12/25/18	84,425
62,516	Series 2003-UST1, Class 3, PO, 12/25/18	50,830
227,744	Series 2003-UST1, Class A1, 5.50%, 12/25/18	226,499
485,660	Series 2005-1, Class 2A1A, VAR, 4.70%, 04/25/35	485,034
	Countrywide Alternative Loan Trust,
370,130	Series 2002-8, Class A4, 6.50%, 07/25/32	368,077
112,947	Series 2003-J1, Class PO, PO, 10/25/33	89,996
1,319,106	Series 2004-2CB, Class 1A9, 5.75%, 03/25/34	1,235,588
440,716	Series 2005-5R, Class A1, 5.25%, 12/25/18	439,696
2,813,417	Series 2005-22T1, Class A2, IF, IO, 0.01%, 06/25/35	24,068
310,186	Series 2005-26CB, Class A10, IF, 3.41%, 07/25/35	300,176
1,181,600	Series 2005-28CB, Class 1A4, 5.50%, 08/25/35	1,156,083
600,000	Series 2005-54CB, Class 1A11, 5.50%, 11/25/35	591,163
2,694,385	Series 2005-J1, Class 1A4, FRN, 0.02%, 02/25/35	23,416
	Countrywide Home Loan Mortgage Pass Through Trust,
779,738	Series 2003-26, Class 1A6, 3.50%, 08/25/33	690,036
74,470	Series 2003-34, Class A11, 5.25%, 09/25/33	73,995
186,364	Series 2003-44, Class A6, PO, 10/25/33	141,110
262,460	Series 2003-J7, Class 4A3, IF, 2.93%, 08/25/18	241,451
259,545	Series 2004-7 Class 2A1, FRN, 4.06%, 06/25/34	256,156
177,435	Series 2004-HYB1, Class 2A, VAR, 4.22%, 05/20/34	177,038
222,086	Series 2004-HYB3, Class 2A, VAR, 4.06%, 06/20/34	219,174
129,152	Series 2004-J8, Class PO, PO, 11/25/19	100,134
871,437	Series 2004-J8, Class 1A2, 4.75%, 11/25/19	857,099
500,000	Series 2005-16, Class A23, 5.50%, 09/25/35	493,722
752,004	Series 2005-22, Class 2A1, FRN, 5.27%, 11/25/35	751,185
142,875	Credit Suisse First Boston Mortgage Securities Corp., Series 2004-5, Class 5P, PO, 08/25/19	112,744
276,877	First Horizon Alternative Mortgage Securities, Series 2005-FA8, Class 1A19, 5.50%, 11/25/35	257,839
	First Horizon Mortgage Pass-Through Securities,
500,000	Series 2003-3, Class 1A4, 3.90%, 05/25/33	477,463
517,161	Series 2004-AR1, Class 2A2, FRN, 5.02%, 04/25/35	513,563
617,637	Series 2004-AR7, Class 2A1, FRN, 4.92%, 02/25/35	615,647
300,000	Series 2004-AR7, Class 2A2, FRN, 4.92%, 02/25/35	300,184
650,000	GMAC Mortgage Corp. Loan Trust, Series 2005-AR3, Class 3A4, VAR, 4.85%, 06/19/35	644,035
	GSR Mortgage Loan Trust,
437,704	Series 2004-6F, Class 1A2, 5.00%, 05/25/34	374,343
1,000,000	Series 2004-6F, Class 3A4, 6.50%, 05/25/34	1,033,547
651,483	Series 2004-10F, Class 2A1, 5.00%, 08/25/19	648,022
55,814	Series 2004-13F, Class 3A3, 6.00%, 11/25/34	54,964
3,485,096	Indymac Index Mortgage Loan Trust, Series 2005-AR11, Class A7, FRN, 0.74%, 08/25/35	66,266
	MASTR Adjustable Rate Mortgages Trust,
426,880	Series 2004-13, Class 2A1, FRN, 3.82%, 04/21/34	419,802
1,100,000	Series 2004-13, Class 3A6, FRN, 3.79%, 11/21/34	1,070,932
	MASTR Alternative Loans Trust,
491,475	Series 2003-9, Class 8A1, 6.00%, 01/25/34	493,194
1,453,245	Series 2004-4, Class 10A1, 5.00%, 05/25/24	1,431,957
537,593	Series 2004-6, Class 7A1, 6.00%, 07/25/34	537,845
74,776	Series 2004-7, Class 30, PO, 08/25/34	56,613
581,443	Series 2004-8, Class 6A1, 5.50%, 09/25/19	584,002
702,875	Series 2004-10, Class 1A1, 4.50%, 09/25/19	675,748
	MASTR Asset Securitization Trust,
162,052	Series 2003-4, Class 2A2, 5.00%, 05/25/18	160,997
294,214	Series 2003-11, Class 6A2, 4.00%, 12/25/33	289,297
318,086	Series 2003-12, Class 15, PO, 12/25/18	255,383
345,804	Series 2004-8, Class PO, PO, 08/25/19	271,320
628,727	Series 2004-10, Class 15, PO, 10/25/19	499,552
349,431	Series 2004-92, Class JO, PO, 07/25/19	274,137
1,089,876	MASTR Resecuritization Trust, Series 2005-PO, Class 3, PO, 05/28/35 (e)	760,018
196,925	MortgageIT Trust, Series 2005-1, Class 1A1, FRN, 5.64%, 02/25/35	197,040
142,819	Nomura Asset Acceptance Corp., Series 2004-R2, Class A1, VAR, 6.50%, 10/25/34 (e)	145,854

JPMorgan Insurance Trust Core Bond Portfolio

Schedule of Portfolio Investments
As of March 31, 2007 (Unaudited) (continued)

Principal Amount ($)	Security Description	Value ($)

	Residential Accredit Loans, Inc.,
432,230	Series 2002-QS8, Class A5, 6.25%, 06/25/17	430,691
726,427	Series 2003-QR19, Class CB4, 5.75%, 10/25/33	699,955
90,184	Series 2003-QS3, Class A2, IF, 4.80%, 02/25/18	88,708
328,034	Series 2003-QS3, Class A8, IF, IO, 2.28%, 02/25/18	23,424
717,306	Series 2003-QS9, Class A3, IF, IO, 2.23%, 05/25/18	53,059
828,143	Series 2003-QS14, Class A1, 5.00%, 07/25/18	812,356
249,867	Series 2003-QS18, Class A1, 5.00%, 09/25/18	245,260
107,721	Residential Asset Securitization Trust, Series 2003-A14, Class A1, 4.75%, 02/25/19	104,456
	Residential Funding Mortgage Securities I,
479,016	Series 2003-S7, Class A17, 4.00%, 05/25/33	450,820
165,000	Series 2003-S12, Class 4A5, 4.50%, 12/25/32	157,206
327,765	Series 2003-S13, Class 4A5, 2.50%, 06/25/18	315,329
540,974	Series 2005-SA4, Class 1A1, VAR, 4.95%, 09/25/35	543,957
	Salomon Brothers Mortgage Securities VII, Inc.,
36,236	Series 2003-UP2, Class 1, PO, 12/25/18	29,521
400,000	Structured Adjustable Rate Mortgage Loan Trust, Series 2004-6, Class 5A4, VAR, 4.98%, 06/25/34	385,495
	Structured Asset Securities Corp.,
500,000	Series 2003-8, Class 1A2, 5.00%, 04/25/18	492,718
329,563	Series 2004-20, Class 1A3, 5.25%, 11/25/34	321,726
	Washington Mutual Alternative Mortgage Pass-Through Certificates,
3,755,024	Series 2005-2, Class 1A4, IF, IO, 0.09%, 04/25/35	37,013
1,164,754	Series 2005-2, Class 2A3, IF, IO, 0.04%, 04/25/35	9,596
800,000	Series 2005-4, Class CB7, 5.50%, 06/25/35	793,440
122,055	Series 2005-4, Class DP, PO, 06/25/20	96,307
369,703	Series 2005-6, Class 2A4, 5.50%, 08/25/35	368,199
278,238	Washington Mutual MSC Mortgage Pass-Through Certificates, Series 2002-MS, Class 12 A, 6.50%, 05/25/32	277,977
	Washington Mutual, Inc.,
151,757	Series 2003-AR4, Class A6, VAR, 3.42%, 05/25/33	149,238
100,732	Series 2003-AR8, Class A, FRN, 4.03%, 08/25/33	100,233
328,944	Series 2003-S4, Class 3A, 5.50%, 06/25/33	326,748
452,456	Series 2003-S8, Class A4, 4.50%, 09/25/18	437,710
895,968	Series 2003-S10, Class A5, 5.00%, 10/25/18	892,388
68,921	Series 2003-S10, Class A6, PO, 10/25/18	48,096
142,417	Series 2004-AR3, Class A2, VAR, 4.24%, 06/25/34	140,184
905,378	Series 2004-S3, Class 2A3, IF, 4.21%, 07/25/34	867,678
	Wells Fargo Mortgage Backed Securities Trust,
150,000	Series 2003-8, Class A9, 4.50%, 08/25/18	144,090
95,749	Series 2003-11 Class 1A, PO, 10/25/18	75,694
663,000	Series 2003-11, Class 1A4, 4.75%, 10/25/18	654,019
146,798	Series 2003-17, Class 2A4, 5.50%, 01/25/34	144,579
620,900	Series 2003-K, Class 1A2, FRN, 4.49%, 11/25/33	600,123
358,040	Series 2004-7, Class 2A2, 5.00%, 07/25/19	351,663
691,828	Series 2004-EE, Class 3A1, FRN, 3.99%, 12/25/34	689,584
802,145	Series 2004-P, Class 2A1, FRN, 4.22%, 09/25/34	791,891
600,000	Series 2004-S, Class A5, FRN, 3.54%, 09/25/34	584,734
381,912	Series 2005-AR10, Class 2A4, 4.11%, 06/25/35	375,264
348,165	Series 2005-AR16, Class 2A1, VAR, 4.95%, 10/25/35	348,889
		46,129,297

	Total Collateralized Mortgage Obligations (Cost $125,912,179)	124,338,681

	Commercial Mortgage-Backed Securities — 1.2%
550,000	Banc of America Commercial Mortgage, Inc., Series 2005-6, Class ASB, VAR, 5.18%, 09/10/47	549,104
	Bear Stearns Commercial Mortgage Securities,
35,482	Series 2000-WF1, Class A1, 7.64%, 02/15/32	36,171
106,531	Series 2004-T16, Class A2, 3.70%, 02/13/46	104,234
250,000	Series 2005-PWR9, Class AAB, 4.80%, 09/11/42	245,178
360,000	Series 2006-PW11, Class A4, VAR, 5.46%, 03/11/39	364,803
243,866	Series 2006-PW14, Class A1, 5.04%, 12/11/38	243,318
184,584	Citigroup Commercial Mortgage Trust, Series 2006-C4, Class A1, VAR, 5.72%, 03/15/49	187,337
99,792	DLJ Commercial Mortgage Corp., Series 1999-CG2, Class A1B, 7.30%, 06/10/32	103,518
330,000	Merrill Lynch Mortgage Trust, Series 2005-MCP1, Class ASB, VAR, 4.67%, 06/12/43	320,739
	Morgan Stanley Capital I,
241,231	Series 2006-IQ12, Class A1, 5.26%, 12/15/43	241,802
93,848	Series 2006-T23, Class A1, 5.68%, 08/12/41	95,267
450,000	Wachovia Bank Commercial Mortgage Trust, Series 2004-C15, Class A2, 4.04%, 10/15/41	437,883

	Total Commercial Mortgage-Backed Securities (Cost $2,961,682)	2,929,354

JPMorgan Insurance Trust Core Bond Portfolio

Schedule of Portfolio Investments
As of March 31, 2007 (Unaudited) (continued)

Principal Amount ($)	Security Description	Value ($)

	Corporate Bonds — 10.6%
	Aerospace & Defense — 0.1%
135,000	Northrop Grumman Corp., 7.13%, 02/15/11	144,372
64,130	Systems 2001 AT LLC (Cayman Islands), 7.16%, 12/15/11 (e)	66,502

		210,874

	Airlines — 0.1%
85,000	American Airlines, Inc., Series 1999-1, 7.02%, 10/15/09	87,949
	United Airlines, Inc.,
179,166	Series 2001-1, 6.07%, 03/01/13	180,277
114,353	Series 2001-1, 6.20%, 09/01/08	115,211

		383,437

	Automobiles — 0.1%
350,000	DaimlerChrysler NA Holding Corp., 7.20%, 09/01/09	365,342

	Capital Markets — 2.0%
	Bear Stearns Cos., Inc. (The),
400,000	3.25%, 03/25/09	386,115
100,000	5.70%, 11/15/14	100,885
	Credit Suisse First Boston USA, Inc.,
50,000	4.88%, 01/15/15	48,513
150,000	5.50%, 08/15/13	151,884
500,000	6.13%, 11/15/11	518,730
	Goldman Sachs Group, Inc.,
200,000	3.88%, 01/15/09	196,026
375,000	4.75%, 07/15/13	361,427
150,000	5.25%, 10/15/13	148,536
100,000	5.50%, 11/15/14	99,702
400,000	6.88%, 01/15/11	422,883
	Lehman Brothers Holdings, Inc.,
100,000	4.00%, 01/22/08	98,872
100,000	5.75%, 05/17/13	102,162
175,000	6.63%, 01/18/12	184,877
200,000	Series G, 4.80%, 03/13/14	192,305
	Merrill Lynch & Co., Inc.,
100,000	4.79%, 08/04/10	98,994
150,000	5.45%, 07/15/14	150,171
200,000	Series B, 3.70%, 04/21/08	196,827
200,000	Series C, 4.13%, 01/15/09	196,501
	Morgan Stanley,
400,000	4.75%, 04/01/14	379,915
300,000	6.60%, 04/01/12	317,521
640,000	6.75%, 04/15/11	676,912
150,000	State Street Corp., 7.65%, 06/15/10	161,068

		5,190,826

	Chemicals — 0.2%
	Dow Chemical Co., (The),
110,000	6.00%, 10/01/12	113,416
150,000	6.13%, 02/01/11	154,132
30,000	7.38%, 11/01/29	33,389
80,000	Monsanto Co., 7.38%, 08/15/12	87,890

		388,827

	Commercial Banks — 1.1%
75,000	Branch Banking & Trust Co., 4.88%, 01/15/13	73,424
250,000	Firstar Bank NA, 7.13%, 12/01/09	262,797
50,000	HSBC Holdings plc (United Kingdom), 7.35%, 11/27/32	57,284
250,000	Huntington National Bank (The), 8.00%, 04/01/10	268,601
200,000	Keycorp, Series G, 4.70%, 05/21/09	198,513
75,000	Popular North America, Inc., 4.25%, 04/01/08	73,917
190,000	Royal Bank of Canada (Canada), 3.88%, 05/04/09	185,803
250,000	SunTrust Bank, 6.38%, 04/01/11	260,920
100,000	US Bancorp, 7.50%, 06/01/26	118,836
200,000	US Bank NA, 6.50%, 02/01/08	201,287
100,000	Wachovia Bank NA, 7.80%, 08/18/10	107,585

JPMorgan Insurance Trust Core Bond Portfolio

Schedule of Portfolio Investments
As of March 31, 2007 (Unaudited) (continued)

Principal Amount ($)	Security Description	Value ($)

	Wachovia Corp.,
240,000	3.50%, 08/15/08	234,420
150,000	3.63%, 02/17/09	146,098
260,000	Wells Fargo & Co., 3.13%, 04/01/09	250,720
250,000	Wells Fargo Bank NA, 7.55%, 06/21/10	267,474

		2,707,679

	Communications Equipment — 0.0% (g)
80,000	Cisco Systems, Inc., 5.50%, 02/22/16	80,553

	Computers & Peripherals — 0.1%
	International Business Machines Corp.,
150,000	5.39%, 01/22/09	150,589
50,000	6.22%, 08/01/27	52,606

		203,195

	Consumer Finance — 1.1%
100,000	American Express Credit Corp., 3.00%, 05/16/08	97,648
	Capital One Financial Corp.,
65,000	5.70%, 09/15/11	65,659
185,000	6.25%, 11/15/13	191,405
	HSBC Finance Corp.,
150,000	5.00%, 06/30/15	144,348
150,000	5.25%, 01/15/14	148,707
500,000	5.88%, 02/01/09	505,687
200,000	6.40%, 06/17/08	202,583
500,000	6.50%, 11/15/08	509,792
	International Lease Finance Corp.,
60,000	4.50%, 05/01/08	59,446
40,000	5.88%, 05/01/13	41,314
165,000	6.38%, 03/15/09	168,923
	SLM Corp.,
300,000	4.00%, 01/15/10	291,966
100,000	Series A, 5.38%, 01/15/13	100,579
100,000	Toyota Motor Credit Corp., 2.88%, 08/01/08	97,123
100,000	Washington Mutual Financial Corp., 6.88%, 05/15/11	106,390

		2,731,570

	Diversified Financial Services — 1.9%
	Associates Corp. NA,
200,000	8.15%, 08/01/09	213,627
250,000	8.55%, 07/15/09	268,740
	Bank of America Corp.,
570,000	7.80%, 02/15/10	611,269
200,000	3.88%, 01/15/08	197,776
200,000	5.25%, 12/01/15	197,876
	Citigroup, Inc.,
150,000	4.70%, 05/29/15	143,651
300,000	5.63%, 08/27/12	305,434
	General Electric Capital Corp.,
500,000	7.38%, 01/19/10	530,067
150,000	Series A, 3.50%, 05/01/08	147,410
175,000	Series A, 4.25%, 01/15/08	173,776
300,000	Series A, 5.88%, 02/15/12	309,731
200,000	Series A, 6.00%, 06/15/12	207,807
200,000	Series A, 6.75%, 03/15/32	226,606
	John Hancock Global Funding II,
100,000	3.50%, 01/30/09 (e)	96,976
100,000	7.90%, 07/02/10 (e)	108,215
	MassMutual Global Funding II,
160,000	3.25%, 06/15/07 (e)	159,332
200,000	3.50%, 03/15/10 (e)	192,271
	New York Life Global Funding,
75,000	3.88%, 01/15/09 (e)	73,393
250,000	5.38%, 09/15/13 (e)	253,402
300,000	Principal Life Global Funding I, 6.25%, 02/15/12 (e)	314,032
130,000	Textron Financial Corp., 5.13%, 02/03/11	129,969

		4,861,360

	Diversified Telecommunication Services — 1.0%
100,000	BellSouth Corp., 5.20%, 09/15/14	98,303
300,930	BellSouth Telecommunications, 6.30%, 12/15/15	310,249

JPMorgan Insurance Trust Core Bond Portfolio

Schedule of Portfolio Investments
As of March 31, 2007 (Unaudited) (continued)

Principal Amount ($)	Security Description	Value ($)

100,000	Bell Telephone Company Pennsylvania, Inc., 8.35%, 12/15/30	118,892
400,000	British Telecommunications plc (United Kingdom), 8.62%, 12/15/10	446,504
180,000	France Telecom S.A. (France), 7.75%, 03/01/11	196,106
150,000	Nynex Capital Funding Co., Series B, SUB, 8.23%, 10/15/09	159,079
	Sprint Capital Corp.,
100,000	8.38%, 03/15/12	111,573
60,000	8.75%, 03/15/32	70,771
130,000	Telecom Italia Capital S.A. (Luxembourg), 5.25%, 11/15/13	126,040
115,000	TELUS Corp. (Canada), 8.00%, 06/01/11	125,951
650,000	Verizon Global Funding Corp., 7.25%, 12/01/10	694,278
100,000	Verizon Virginia, Inc., Series A, 4.63%, 03/15/13	95,074

		2,552,820

	Electric Utilities — 0.3%
100,000	Carolina Power & Light Co., 5.13%, 09/15/13	98,784
100,000	CenterPoint Energy Houston Electric LLC, Series M2, 5.75%, 01/15/14	100,827
70,000	Commonwealth Edison Co., 6.95%, 07/15/18	69,451
	Duke Energy Corp.,
125,000	4.20%, 10/01/08	123,108
150,000	5.63%, 11/30/12	153,528
150,000	Exelon Generation Co. LLC, 6.95%, 06/15/11	157,242
30,000	Florida Power & Light Co., 5.95%, 10/01/33	30,724
65,000	PSEG Power LLC, 7.75%, 04/15/11	70,492

		804,156

	Food & Staples Retailing — 0.1%
150,000	Kroger Co. (The), 8.05%, 02/01/10	160,710

	Gas Utilities — 0.1%
80,000	KeySpan Gas East Corp., 7.88%, 02/01/10	85,646
50,000	TransCanada Pipelines Ltd. (Canada), 4.00%, 06/15/13	46,551

		132,197

	Independent Power Producers & Energy Traders — 0.1%
165,000	Constellation Energy Group, Inc., 6.35%, 04/01/07	165,003

	Industrial Conglomerates — 0.2%
250,000	General Electric Co., 5.00%, 02/01/13	248,107
100,000	Raychem Corp., 7.20%, 10/15/08	102,630
	Tyco International Group S.A. (Luxembourg),
200,000	6.38%, 10/15/11	211,353
50,000	6.75%, 02/15/11	53,293

		615,383

	Insurance — 0.6%
130,000	American International Group, Inc., 4.25%, 05/15/13	123,627
	ASIF Global Financing,
250,000	3.90%, 10/22/08 (e)	245,249
300,000	4.90%, 01/17/13 (e)	295,443
200,000	Jackson National Life Global Funding, 6.13%, 05/30/12 (e)	207,977
100,000	Metropolitan Life Global Funding I, 5.20%, 09/18/13 (e)	100,794
150,000	Monumental Global Funding II, 4.38%, 07/30/09 (e)	147,532
100,000	Nationwide Financial Services, 6.25%, 11/15/11	103,944
145,000	Pacific Life Global Funding, 3.75%, 01/15/09 (e)	142,032
	Protective Life Secured Trust,
85,000	4.00%, 10/07/09	82,705
200,000	4.00%, 04/01/11	192,345

		1,641,648

JPMorgan Insurance Trust Core Bond Portfolio

Schedule of Portfolio Investments
As of March 31, 2007 (Unaudited) (continued)

Principal Amount ($)	Security Description	Value ($)

	Media — 0.5%
125,000	Comcast Cable Communications Holdings, Inc., 7.13%, 06/15/13	135,463
	Comcast Corp.,
150,000	5.50%, 03/15/11	151,641
50,000	5.90%, 03/15/16	50,867
100,000	COX Communications, Inc., 7.75%, 11/01/10	108,074
335,000	TCI Communications, Inc., 9.80%, 02/01/12	396,608
150,000	Time Warner Entertainment Co. LP, 10.15%, 05/01/12	179,492
	Time Warner, Inc.,
120,000	8.18%, 08/15/07	121,022
100,000	9.15%, 02/01/23	124,554

		1,267,721

	Metals & Mining — 0.0% (g)
100,000	Alcoa, Inc., 5.55%, 02/01/17	99,318

	Multi-Utilities — 0.1%
130,000	DTE Energy Co., Series A, 6.65%, 04/15/09	133,590

	Oil, Gas & Consumable Fuels — 0.1%
75,000	ConocoPhillips Canada Funding Co. (Canada), 5.63%, 10/15/16	76,243
125,000	ConocoPhillips Co., 8.75%, 05/25/10	138,745

		214,988

	Paper & Forest Products — 0.1%
	International Paper Co.,
165,000	4.00%, 04/01/10	159,355
55,000	4.25%, 01/15/09	53,978
65,000	Union Camp Corp. 6.50%, 11/15/07	65,242
100,000	Weyerhaeuser Co., 6.75%, 03/15/12	105,042

		383,617

	Personal Products — 0.0% (g)
96,849	Procter & Gamble Co., 9.36%, 01/01/21	121,296

	Real Estate Management & Development — 0.0% (g)
30,000	ERP Operating LP, 4.75%, 06/15/09	29,640

	Road & Rail — 0.1%
	Burlington Northern Santa Fe Corp.,
60,000	6.13%, 03/15/09	60,855
150,000	7.13%, 12/15/10	159,147

		220,002

	Thrifts & Mortgage Finance — 0.4%
	Countrywide Home Loans, Inc.,
50,000	3.25%, 05/21/08	48,863
250,000	Series L, 4.00%, 03/22/11	236,986
250,000	Washington Mutual Bank FA, 5.65%, 08/15/14	248,660
90,000	Washington Mutual, Inc., 4.20%, 01/15/10	87,805
300,000	World Savings Bank FSB, 4.50%, 06/15/09	295,914

		918,228

	Wireless Telecommunication Services — 0.2%
	New Cingular Wireless Services, Inc.,
50,000	7.50%, 05/01/07	50,081
150,000	7.88%, 03/01/11	164,133
400,000	Sprint Nextel Corp., 6.00%, 12/01/16	393,642

		607,856

	Total Corporate Bonds (Cost $26,723,522)	27,191,836

	Mortgage Pass-Through Securities — 11.4%
	Federal Home Loan Mortgage Corp. Conventional Pools,
64,979	10.00%, 01/01/20 - 09/01/20	71,538
7,148	12.00%, 07/01/19	7,919
496,720	ARM, 4.12%, 04/01/34	489,966
318,050	ARM, 4.65%, 03/01/35	317,461
	Federal Home Loan Mortgage Corp. Gold Pools,
1,570,830	4.00%, 05/01/14 - 05/01/19	1,502,317

JPMorgan Insurance Trust Core Bond Portfolio

Schedule of Portfolio Investments
As of March 31, 2007 (Unaudited) (continued)

Principal Amount ($)	Security Description	Value ($)

461,659	4.00%, 09/01/35	422,844
775,756	4.50%, 08/01/18 - 05/01/19	752,177
320,536	5.50%, 10/01/33	317,923
160,741	6.00%, 12/01/22	163,547
333,708	6.00%, 01/01/34	337,272
700,149	6.50%, 10/01/17 - 02/01/19	717,565
301,857	6.50%, 11/01/22	311,586
230,254	6.50%, 11/01/34	235,904
476,231	7.00%, 01/01/17	490,935
312,832	7.00%, 07/01/29	321,497
206,911	7.00%, 04/01/35	214,943
23,985	7.50%, 09/01/10	24,204
52,651	8.50%, 11/01/15	56,017
5,128	9.00%, 06/01/10	5,365
	Federal National Mortgage Association Pools,
400,434	3.00%, 09/01/31	348,494
728,502	3.50%, 09/01/18 - 06/01/19	671,964
500,513	4.00%, 09/01/13	486,428
5,309,323	4.00%, 07/01/18 - 12/01/18	5,025,967
792,775	4.50%, 07/01/18 - 12/01/19	768,818
990,029	4.50%, 08/01/33 - 02/01/35	932,133
1,108,759	4.50%, 11/01/14 - 12/01/24	1,080,247
85,521	5.00%, 06/01/18	84,565
519,190	5.00%, 09/01/35	502,123
2,997,439	5.50%, 04/01/33 - 01/01/34	2,972,877
197,597	5.50%, 09/01/33	195,978
737,244	6.00%, 03/01/18 - 07/01/19	750,103
1,672,809	6.00%, 01/01/29 - 09/01/33	1,693,274
80,721	6.00%, 05/01/09	81,011
1,138,760	6.50%, 03/01/19 - 10/01/35	1,168,676
224,070	6.50%, 08/01/20	229,189
22,948	7.00%, 08/01/32	23,936
94,702	8.00%, 11/01/12	97,436
334,516	8.00%, 03/01/27 - 11/01/28	354,665
1,137	8.50%, 12/01/07	1,143
133,250	8.50%, 10/01/26 - 06/01/30	142,960
125,901	9.00%, 04/01/25	136,041
16,631	10.00%, 08/01/21	18,350
577,302	ARM, 3.90%, 07/01/33	576,905
481,760	ARM, 4.15%, 01/01/34	476,803
302,397	ARM, 4.21%, 10/01/34	298,830
534,517	ARM, 4.70%, 05/01/35	536,311
858,820	ARM, 4.78%, 08/01/34	851,530
997,530	ARM, 4.84%, 01/01/35	995,043
157,022	ARM, 4.85%, 04/01/34	157,857
387,926	ARM, 4.89%, 04/01/33	387,138
19,015	ARM, 5.66%, 03/01/29	19,213
8,075	ARM, 6.73%, 03/01/19	8,058
	Government National Mortgage Association Pools,
19,437	6.50%, 10/15/28	20,017
39,131	7.00%, 06/15/33	41,229
15,974	7.50%, 09/15/28	16,689
76,214	8.00%, 01/15/16	80,201
59,152	8.00%, 09/15/22 - 05/15/28	62,593
5,577	8.50%, 05/20/25	6,007

	Total Mortgage Pass-Through Securities (Cost $29,327,928)	29,061,782

	U.S. Government Agency Securities — 0.8%
2,107,966	Federal Home Loan Bank System, 4.72%, 09/20/12 (Cost $2,103,638)	2,073,465

	U.S. Treasury Obligations — 15.9%
	U.S. Treasury Bonds,
150,000	7.63%, 02/15/25	197,695
1,350,000	11.75%, 11/15/14 (m)	1,586,883
688,354	U.S. Treasury Inflation Indexed Bonds, 3.63%, 04/15/28	837,883
123,431	U.S. Treasury Inflation Indexed Notes, 3.88%, 01/15/09	127,939
	U.S. Treasury Notes,
375,000	3.38%, 02/15/08	370,005
200,000	3.63%, 07/15/09	195,898
600,000	4.63%, 10/31/11	601,969
1,500,000	5.00%, 07/31/08	1,503,984
100,000	5.13%, 06/30/11	102,211
2,150,000	6.50%, 02/15/10 (m)	2,261,280

JPMorgan Insurance Trust Core Bond Portfolio

Schedule of Portfolio Investments
As of March 31, 2007 (Unaudited) (continued)

Principal Amount ($)	Security Description	Value ($)

	U.S. Treasury Bonds Principal STRIPS,
1,000,000	11/15/2009	889,627
705,000	08/15/11	581,165
3,600,000	02/15/13	2,766,107
900,000	11/15/12	699,332
4,000,000	02/15/14 (m)	2,922,784
5,750,000	05/15/14 (m)	4,148,021
3,000,000	08/15/14 (m)	2,141,049
2,600,000	11/15/14 (m)	1,831,734
825,000	02/15/15 (m)	573,258
360,000	08/15/15	244,430
245,000	05/15/15	168,416
3,085,000	11/15/15	2,065,315
4,500,000	02/15/16 (m)	2,977,753
1,215,000	05/15/16	793,276
200,000	08/15/16	128,827
2,900,000	11/15/16	1,844,464
2,750,000	02/15/17	1,730,278
4,600,000	05/15/17	2,843,605
2,900,000	11/15/17	1,746,977
800,000	05/15/18	470,050
1,750,000	02/15/19	985,135
100,000	02/15/22	47,705
500,000	02/15/23	227,295

	Total U.S. Treasury Obligations (Cost $40,189,235)	40,612,350

	Municipal Bonds — 0.1%
250,000	State of Illinois, Taxable Pension, GO, 5.10%, 06/01/33 (Cost $250,000)	238,750

	Foreign Government Securities — 0.4%
	Mexico Government International Bond (Mexico),
150,000	4.63%, 10/08/08	148,350
50,000	6.38%, 01/16/13	52,700
100,000	6.63%, 03/03/15	108,000
325,000	Series A, 7.50%, 04/08/33	386,750
400,000	Province of Quebec (Canada), 5.75%, 02/15/09	406,536

	Total Foreign Government Securities (Cost $1,019,201)	1,102,336

	Supranational — 0.0% (g)
50,000	Corp. Andina de Fomento, 5.20%, 05/21/13 (Cost $49,860)	49,432

	Total Long-Term Investments (Cost $231,834,463)	230,934,958

Shares

	Short-Term Investment — 9.2%
	Investment Company — 9.2%
23,587,367	JPMorgan Liquid Assets Money Market Fund (b) (Cost $23,587,367)	23,587,367

Principal Amount ($)

	Investments of Cash Collateral for Securities on Loan — 5.7%
	Certificates of Deposit — 0.8%
1,000,000	Deutsche Bank, New York, FRN, 5.53%, 01/22/08	1,000,000
999,867	Societe Generale, New York, FRN, 5.31%, 06/20/07	999,867

		1,999,867

	Corporate Notes — 1.7%
750,000	Banque Federative Du Credit Mutuel, FRN, 5.32%, 04/30/08	750,000
100,000	Beta Finance, Inc., FRN, 5.37%, 01/15/08	100,000
1,000,000	CDC Financial Products, Inc., 5.49%, 04/30/07	1,000,000
899,880	Comerica, FRN, 5.31%, 11/13/07	899,880
749,974	Macquarie Bank Ltd., FRN, 5.34%, 04/30/08	749,974

JPMorgan Insurance Trust Core Bond Portfolio

Schedule of Portfolio Investments
As of March 31, 2007 (Unaudited) (continued)

Principal Amount ($)	Security Description	Value ($)

1,000,000	Unicredito Italiano Bank plc, FRN, 5.34%, 04/30/08	1,000,000

		4,499,854

	Funding Agreement — 0.2%
500,000	Beneficial Life Insurance Co., FRN, 5.45%, 06/29/07	500,000

	Repurchase Agreements — 2.7%
1,850,752	Banc of America Securities LLC, 5.45%, dated 03/30/07, due 04/02/07, repurchase price $1,851,593, collateralized by U.S. Government Agency Mortgages	1,850,752
2,500,000	Credit Suisse First Boston LLC, 5.45%, dated 03/30/07 due 04/02/07, repurchase price $2,501,135, collateralized by U.S. Government Agency Mortgages	2,500,000
2,500,000	Lehman Brothers, Inc., 5.45%, dated, due 04/02/07, repurchase price $2,501,135,collateralized by U.S. Government Agency Mortgages	2,500,000

		6,850,752

	Time Deposit — 0.3%
750,000	Northern Rock plc, 5.32%, 05/15/07	750,000

	Total Investments of Cash Collateral for Securities on Loan (Cost $14,600,473)	14,600,473

	Total Investments — 105.2% (Cost $270,022,303)	269,122,798
	Liabilities in Excess of Other Assets — (5.2)%	(13,371,544)

	NET ASSETS — 100.0%	$255,751,254

Percentages indicated are based on net assets.

ABBREVIATIONS:

(b)	Investment in affiliate. Money market fund registered under the Investment Company Act of 1940, as amended, and advised by JPMorgan Investment Advisors Inc.
(e)	All or a portion of this security is a 144A or private placement security and can only be sold to qualified institutional buyers. Unless otherwise indicated, these securities have been
(g)	Amount rounds to less than 0.1%.
(m)

All or a portion of this security is segregated for current or potential holdings of futures, swaps, options, TBA, when-issued securities, delayed delivery securities, and reverse repurchase agreements.

ARM	Adjustable Rate Mortgage
CMO	Collateralized Mortgage Obligation
FRN	Floating Rate Note. The rate shown is the rate in effect as of March 31, 2007.
GO	General Obligation
HB

High Coupon Bonds (a.k.a. “IOettes”) represent the right to receive interest payments on an underlying pool of mortgages with similar features as those associated with IO securities. Unlike IO’s the owner also has a right to receive a very small portion of principal. The high interest rates result from taking interest payments from other classes in the Real Estate Mortgage Investment Conduit (REMIC) trust and allocating them to the small principal of the HB class.

IF

Inverse Floaters represent securities that pay interest at a rate that increases (decreases) with a decline (incline) in a specified index. The rate shown is the rate in effect as of March 31, 2007. The rate may be subject to a cap and floor.

IO

Interest Only represents the right to receive the monthly interest payment on an underlying pool of mortgage loans. The face amount shown represents the par value on the underlying pool. The yields on these securities exceed yields on other mortgage-backed securities because their cash flow patterns are more volatile and there is a greater risk that the initial investment will not be fully recouped. These securities are subject to accelerated principal paydowns as a result of prepayment or refinancing of the underlying pool of mortgage instruments. As a result, interest income may be reduced considerably.

PO

Principal Only represents the right to receive the principal portion only on an underlying pool of mortgage loans. The market value of these securities is extremely volatile in response to changes in market interest rates. As prepayments on the underlying mortgages of these securities increase, the yield on these securities increases.

STRIPS

Separate Trading of Registered Interest and Principal Securities. The STRIPS Program lets investors hold and trade individual interest and principal components of eligible notes and bonds as separate securities.

SUB	Step-Up Bond. The rate shown is the rate in effect as of March 31, 2007.
VAR	Variable Rate Note. The interest rate shown is the rate in effect at March 31, 2007.

As of March 31, 2007, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation		$2,830,636
Aggregate gross unrealized depreciation		(3,730,141)

Net unrealized appreciation/depreciation		$(899,505)

Federal income tax cost of investments		$270,022,303

JPMorgan Insurance Trust Diversified Equity Portfolio

Schedule of Portfolio Investments
As of March 31, 2007 (Unaudited)

Shares	Security Description	Value ($)

	Long-Term Investments — 99.5%
	Common Stocks — 99.5%
	Aerospace & Defense — 3.4%
18,500	Boeing Co.	1,644,835
15,800	Goodrich Corp.	813,384
18,100	Honeywell International, Inc.	833,686
23,970	United Technologies Corp.	1,558,050

		4,849,955

	Auto Components — 2.0%
30,700	Johnson Controls, Inc.	2,904,834

	Beverages — 0.9%
8,840	Coca-Cola Co. (The)	424,320
13,600	PepsiCo, Inc.	864,416

		1,288,736

	Biotechnology — 1.1%
17,808	Amgen, Inc. (a)	995,111
10,400	MedImmune, Inc. (a)	378,456
9,800	Vertex Pharmaceuticals, Inc. (a)	274,792

		1,648,359

	Capital Markets — 4.2%
3,800	Franklin Resources, Inc.	459,154
2,100	Goldman Sachs Group, Inc. (The)	433,923
27,432	Morgan Stanley	2,160,544
35,300	State Street Corp.	2,285,675
42,700	TD AMERITRADE Holding Corp. (a)	635,376

		5,974,672

	Chemicals — 2.4%
6,000	Monsanto Co.	329,760
36,060	Praxair, Inc.	2,270,338
15,900	Rohm & Haas Co.	822,348

		3,422,446

	Commercial Banks — 4.4%
6,000	Marshall & Ilsley Corp.	277,860
11,500	SunTrust Banks, Inc.	954,960
13,300	TCF Financial Corp.	350,588
43,720	U.S. Bancorp	1,528,888
24,900	Wachovia Corp.	1,370,745
55,416	Wells Fargo & Co.	1,907,973

		6,391,014

	Commercial Services & Supplies — 0.5%
21,000	Waste Management, Inc.	722,610

	Communications Equipment — 5.9%
151,400	Cisco Systems, Inc. (a)	3,865,242
112,200	Corning, Inc. (a)	2,551,428
19,900	Juniper Networks, Inc. (a)	391,632
29,200	Motorola, Inc.	515,964
27,700	QUALCOMM, Inc.	1,181,682

		8,505,948

	Computers & Peripherals — 3.8%
11,110	Apple, Inc. (a)	1,032,230
27,500	Dell, Inc. (a)	638,275
60,600	EMC Corp. (a)	839,310
56,870	Hewlett-Packard Co.	2,282,762
7,552	International Business Machines Corp.	711,851

		5,504,428

	Consumer Finance — 0.5%
13,300	American Express Co.	750,120

	Diversified Financial Services — 5.5%
66,737	Bank of America Corp.	3,404,922
2,720	CIT Group, Inc.	143,942
85,834	Citigroup, Inc.	4,406,718

		7,955,582

	Diversified Telecommunication Services — 4.2%
94,463	AT&T, Inc. (m)	3,724,676
61,892	Verizon Communications, Inc.	2,346,945

		6,071,621

JPMorgan Insurance Trust Diversified Equity Portfolio

Schedule of Portfolio Investments
As of March 31, 2007 (Unaudited) (continued)

Shares	Security Description	Value ($)

	Electric Utilities — 2.5%
29,300	Edison International	1,439,509
29,500	Duke Energy Corp.	598,555
27,700	Northeast Utilities	907,729
41,300	Sierra Pacific Resources (a)	637,846

		3,583,639

	Energy Equipment & Services — 2.1%
12,300	Baker Hughes, Inc.	813,399
9,600	Halliburton Co.	304,704
27,300	Schlumberger Ltd.	1,886,430

		3,004,533

	Food & Staples Retailing — 2.9%
21,000	CVS/Caremark Corp.	716,940
52,200	SUPERVALU, Inc.	2,039,454
39,970	SYSCO Corp.	1,352,185

		4,108,579

	Food Products — 0.8%
7,400	General Mills, Inc.	430,828
12,800	Wm. Wrigley, Jr. Co.	651,904

		1,082,732

	Health Care Equipment & Supplies — 0.3%
10,000	Medtronic, Inc.	490,600

	Health Care Providers & Services — 2.5%
12,520	Aetna, Inc.	548,251
8,300	Medco Health Solutions, Inc. (a)	601,999
29,420	WellPoint, Inc. (a)	2,385,962

		3,536,212

	Hotels, Restaurants & Leisure — 1.2%
14,600	International Game Technology	589,548
17,400	Starwood Hotels & Resorts Worldwide, Inc.	1,128,390

		1,717,938

	Household Products — 2.7%
61,407	Procter & Gamble Co.	3,878,466

	Industrial Conglomerates — 3.7%
5,600	3M Co.	428,008
120,275	General Electric Co.	4,252,924
20,400	Tyco International Ltd. (Bermuda)	643,620

		5,324,552

	Insurance — 3.2%
9,430	AMBAC Financial Group, Inc.	814,658
120	Berkshire Hathaway, Inc., Class B (a)	436,800
12,070	Hartford Financial Services Group, Inc.	1,153,651
11,600	MetLife, Inc.	732,540
9,500	Protective Life Corp.	418,380
20,018	RenaissanceRe Holdings Ltd. (Bermuda)	1,003,702

		4,559,731

	Internet Software & Services — 2.8%
13,000	eBay, Inc. (a)	430,950
4,222	Google, Inc., Class A (a)	1,934,351
54,600	Yahoo!, Inc. (a)	1,708,434

		4,073,735

	IT Services — 0.4%
8,900	Affiliated Computer Services, Inc., Class A (a)	524,032

	Machinery — 1.7%
11,000	Caterpillar, Inc.	737,330
9,900	Danaher Corp.	707,355
9,600	Deere & Co.	1,042,944

		2,487,629

	Media — 2.3%
32,650	Comcast Corp., Class A (a)	847,268
65,560	News Corp., Class A	1,515,747
21,000	Time Warner, Inc.	414,120
16,900	Walt Disney Co.	581,867

		3,359,002

	Metals & Mining — 0.5%
6,800	Alcan, Inc. (Canada)	354,960
12,600	Alcoa, Inc.	427,140

		782,100

	Multi-Utilities — 1.0%
4,300	CMS Energy Corp.	76,540
12,500	DTE Energy Co.	598,750
31,300	Xcel Energy, Inc.	772,797

		1,448,087

JPMorgan Insurance Trust Diversified Equity Portfolio

Schedule of Portfolio Investments
As of March 31, 2007 (Unaudited) (continued)

Shares	Security Description	Value ($)

	Multiline Retail — 0.6%
11,680	Kohl’s Corp. (a)	894,805

	Oil, Gas & Consumable Fuels — 7.2%
13,800	Apache Corp.	975,660
10,300	Chevron Corp.	761,788
10,400	ConocoPhillips	710,840
8,200	Devon Energy Corp.	567,604
8,500	EOG Resources, Inc.	606,390
35,609	Exxon Mobil Corp.	2,686,699
8,400	Hess Corp.	465,948
46,600	Occidental Petroleum Corp.	2,297,846
5,400	Sunoco, Inc.	380,376
16,400	XTO Energy, Inc.	898,884

		10,352,035

	Paper & Forest Products — 0.7%
100,800	Domtar Corp. (Canada) (a)	938,448

	Personal Products — 0.4%
14,779	Avon Products, Inc.	550,665

	Pharmaceuticals — 7.0%
36,300	Abbott Laboratories	2,025,540
4,500	Eli Lilly & Co.	241,695
10,400	Johnson & Johnson	626,704
65,900	Merck & Co., Inc.	2,910,803
48,800	Schering-Plough Corp.	1,244,888
11,760	Sepracor, Inc. (a)	548,369
48,850	Wyeth	2,443,965

		10,041,964

	Real Estate Investment Trusts (REITs) — 0.3%
6,853	Apartment Investment & Management Co.	395,350

	Road & Rail — 2.5%
7,200	Burlington Northern Santa Fe Corp.	579,096
58,400	Norfolk Southern Corp.	2,955,040

		3,534,136

	Semiconductors & Semiconductor Equipment — 2.3%
20,100	Altera Corp. (a)	401,799
8,000	Analog Devices, Inc.	275,920
29,300	Intel Corp.	560,509
2,700	KLA-Tencor Corp.	143,964
20,100	Linear Technology Corp.	634,959
22,900	Taiwan Semiconductor Manufacturing Co., Ltd. ADR (Taiwan)	246,175
38,100	Xilinx, Inc.	980,313

		3,243,639

	Software — 2.9%
126,105	Microsoft Corp.	3,514,547
35,640	Oracle Corp. (a)	646,153

		4,160,700

	Specialty Retail — 2.3%
12,847	Advance Auto Parts, Inc.	495,252
10,800	CarMax, Inc. (a)	265,032
97,820	Staples, Inc.	2,527,669

		3,287,953

	Thrifts & Mortgage Finance — 0.4%
4,800	MGIC Investment Corp.	282,816
5,900	Washington Mutual, Inc.	238,242

		521,058

	Tobacco — 2.8%
45,458	Altria Group, Inc.	3,991,667

	Wireless Telecommunication Services — 0.7%
13,100	Crown Castle International Corp. (a)	420,903
32,538	Sprint Nextel Corp.	616,920

		1,037,823

	Total Common Stocks (Cost $132,186,021)	142,902,135

	Short-Term Investment — 0.4%
	Investment Company — 0.4%
542,715	JPMorgan Liquid Assets Money Market Fund (b) (m) (Cost $542,715)	542,715

Principal Amount ($)

	Investments of Cash Collateral for Securities on Loan — 2.2%
	Certificates of Deposit — 1.0%
500,000	Natexis Banques Populaires, New York, FRN, 5.34%, 08/07/07	500,000
999,868	Societe Generale, New York, FRN, 5.31%, 06/20/07	999,868

		1,499,868

JPMorgan Insurance Trust Diversified Equity Portfolio

Schedule of Portfolio Investments
As of March 31, 2007 (Unaudited) (continued)

Principal Amount ($)	Security Description	Value ($)

	Corporate Note — 0.4%
600,000	Monumental Global Funding, FRN, 5.41%, 03/29/10	600,000

	Repurchase Agreements — 0.8%
102,770	Banc of America Securities LLC, 5.45%, dated 03/30/07, due 04/02/07, repurchase price $102,817, collateralized by U.S. Government Agency Mortgages	102,770
500,000	Credit Suisse First Boston LLC, 5.45%, dated 03/30/07, due 04/02/07, repurchase price $500,227, collateralized by U.S. Government Agency Mortgages	500,000
500,000	Lehman Brothers, Inc., 5.45%, dated 03/30/07, due 04/02/07, repurchase price $500,227, collateralized by U.S. Government Agency Mortgages	500,000

		1,102,770

	Total Investments of Cash Collateral for Securities on Loan (Cost $3,202,638)	3,202,638

	Total Investments — 102.1% (Cost $135,931,374)	146,647,488
	Liabilities in Excess of Other Assets — (2.1)%	(2,970,753)

	NET ASSETS — 100.0%	$143,676,735

Percentages indicated are based on net assets.

As of March 31, 2007, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$11,946,807
Aggregate gross unrealized depreciation	(1,230,693)

Net unrealized appreciation/depreciation	$10,716,114

Federal income tax cost of investments	$135,931,374

Abbreviations.

(a)	Non-income producing security.
(b)	Investment in affiliate. Money market fund registered under the Investment Company Act of 1940, as amended, and advised by JPMorgan Investment Advisors Inc.
(m)	All or a portion of this security is segregated for current or potential holdings of TBA, when-issued securities, delayed delivery securities, and reverse repurchase agreements.
ADR	American Depository Receipt
FRN	Floating Rate Note. The rate shown is the rate in effect as of March 31, 2007.

JPMorgan Insurance Trust Diversified Mid Cap Growth Portfolio

Schedule of Portfolio Investments
As of March 31, 2007 (Unaudited)

Shares	Security Description	Value ($)

	Long-Term Investments — 99.1%
	Common Stocks — 99.1%
	Aerospace & Defense — 2.0%
18,250	Precision Castparts Corp.	1,898,912
20,950	Rockwell Collins, Inc.	1,402,184

		3,301,096

	Airlines — 0.8%
46,050	Skywest, Inc.	1,235,522

	Auto Components — 1.6%
10,500	BorgWarner, Inc.	791,910
111,800	Gentex Corp.	1,816,750

		2,608,660

	Biotechnology — 1.7%
36,250	Celgene Corp. (a)	1,901,675
10,800	Cephalon, Inc. (a)	769,068

		2,670,743

	Capital Markets — 5.1%
8,350	Affiliated Managers Group, Inc. (a)	904,722
58,000	E*Trade Financial Corp. (a)	1,230,760
30,300	Fortress Investment Group LLC, Class A	869,004
33,750	Investment Technology Group, Inc. (a)	1,323,000
24,237	Lazard Ltd., Class A (Bermuda)	1,216,213
12,400	Northern Trust Corp.	745,736
40,700	T. Rowe Price Group, Inc.	1,920,633

		8,210,068

	Chemicals — 1.0%
67,200	Nalco Holding Co.	1,606,080

	Commercial Banks — 0.8%
15,900	Zions Bancorporation	1,343,868

	Commercial Services & Supplies — 4.8%
13,000	Corporate Executive Board Co.	987,480
39,600	Corrections Corp. of America (a)	2,091,276
79,500	Steelcase, Inc.	1,581,255
20,200	Stericycle, Inc. (a)	1,646,300
45,800	Waste Connections, Inc. (a)	1,371,252

		7,677,563

	Communications Equipment — 1.9%
32,300	Harris Corp.	1,645,685
44,100	Polycom, Inc. (a)	1,469,853

		3,115,538

	Computers & Peripherals — 3.5%
37,500	NCR Corp. (a)	1,791,375
32,400	Network Appliance, Inc. (a)	1,183,248
29,600	SanDisk Corp. (a)	1,296,480
56,300	Seagate Technology (Cayman Islands)	1,311,790

		5,582,893

	Construction & Engineering — 0.8%
50,400	Quanta Services, Inc. (a)	1,271,088

	Diversified Consumer Services — 1.7%
17,900	ITT Educational Services, Inc. (a)	1,458,671
28,200	Weight Watchers International, Inc.	1,299,738

		2,758,409

	Diversified Financial Services — 1.7%
23,000	CIT Group, Inc.	1,217,160
6,100	IntercontinentalExchange, Inc. (a)	745,481
17,000	International Securities Exchange Holdings, Inc.	829,600

		2,792,241

	Diversified Telecommunication Services — 1.6%
27,400	NeuStar, Inc., Class A (a)	779,256
86,700	Time Warner Telecom, Inc., Class A (a)	1,800,759

		2,580,015

	Electrical Equipment — 4.6%
60,400	General Cable Corp. (a)	3,227,172
57,850	Roper Industries, Inc.	3,174,808
19,300	Thomas & Betts Corp. (a)	942,226

		7,344,206

	Electronic Equipment & Instruments — 1.6%
39,150	Amphenol Corp., Class A	2,527,916

	Energy Equipment & Services — 2.7%
30,000	Cameron International Corp. (a)	1,883,700
12,100	Noble Corp.	952,028
37,500	Oceaneering International, Inc. (a)	1,579,500

		4,415,228

	Gas Utilities — 0.8%
14,300	Questar Corp.	1,275,703

	Health Care Equipment & Supplies — 2.2%
18,400	Hologic, Inc. (a)	1,060,576
13,300	IDEXX Laboratories, Inc. (a)	1,165,479
30,100	Mentor Corp.	1,384,600

		3,610,655

	Health Care Providers & Services — 5.0%
37,100	DaVita, Inc. (a)	1,978,172
59,500	Lincare Holdings, Inc. (a)	2,180,675
33,100	Medco Health Solutions, Inc. (a)	2,400,743
42,200	VCA Antech, Inc. (a)	1,532,282

		8,091,872

JPMorgan Insurance Trust Diversified Mid Cap Growth Portfolio

Schedule of Portfolio Investments
As of March 31, 2007 (Unaudited) (continued)

Shares	Security Description	Value ($)

	Health Care Technology — 1.1%
33,200	Cerner Corp. (a)	1,807,740

	Hotels, Restaurants & Leisure — 4.6%
85,900	Burger King Holdings, Inc.	1,855,440
30,600	International Game Technology	1,235,628
56,500	Melco PBL Entertainment Macau Ltd. ADR (Hong Kong) (a)	911,910
18,100	Panera Bread Co., Class A (a)	1,068,986
30,100	Scientific Games Corp., Class A (a)	988,183
42,500	Tim Hortons, Inc. (Canada)	1,292,850

		7,352,997

	Household Durables — 0.6%
19,300	Garmin Ltd. (Cayman Islands)	1,045,095

	Insurance — 3.5%
19,200	Everest Re Group Ltd. (Barbados)	1,846,464
24,700	Hanover Insurance Group, Inc. (The)	1,139,164
47,400	OneBeacon Insurance Group Ltd.	1,185,000
52,800	Security Capital Assurance Ltd. (Bermuda)	1,490,544

		5,661,172

	Internet & Catalog Retail — 1.2%
35,100	priceline.com, Inc. (a)	1,869,426

	Internet Software & Services — 1.2%
14,900	Akamai Technologies, Inc. (a)	743,808
21,100	Digital River, Inc. (a)	1,165,775

		1,909,583

	IT Services — 4.9%
35,050	Alliance Data Systems Corp. (a)	2,159,781
37,479	CheckFree Corp. (a)	1,390,096
13,800	Cognizant Technology Solutions Corp., Class A (a)	1,218,126
85,100	VeriFone Holdings, Inc. (a)	3,125,723

		7,893,726

	Life Sciences Tools & Services — 1.3%
23,500	Covance, Inc. (a)	1,394,490
21,700	Illumina, Inc. (a)	635,810

		2,030,300

	Marine — 0.8%
42,900	American Commercial Lines, Inc. (a)	1,349,205

	Media — 1.0%
51,500	DreamWorks Animation SKG, Inc., Class A (a)	1,574,870

	Metals & Mining — 0.5%
18,600	Century Aluminum Co. (a)	871,968

	Multiline Retail — 1.8%
31,500	Dollar Tree Stores, Inc. (a)	1,204,560
77,500	Saks, Inc.	1,615,100

		2,819,660

	Office Electronics — 0.7%
30,800	Zebra Technologies Corp., Class A (a)	1,189,188

	Oil, Gas & Consumable Fuels — 3.9%
56,700	Forest Oil Corp. (a)	1,892,079
32,800	Quicksilver Resources, Inc. (a)	1,304,456
33,950	Southwestern Energy Co. (a)	1,391,271
29,700	XTO Energy, Inc.	1,627,857

		6,215,663

	Personal Products — 0.8%
34,946	Bare Escentuals, Inc. (a)	1,253,513

	Pharmaceuticals — 4.2%
39,850	Adams Respiratory Therapeutics, Inc. (a)	1,340,155
13,800	Allergan, Inc.	1,529,316
74,600	Elan Corp. plc ADR (Ireland) (a)	991,434
28,000	Forest Laboratories, Inc. (a)	1,440,320
22,600	Shire plc ADR (United Kingdom)	1,398,940

		6,700,165

	Semiconductors & Semiconductor Equipment — 4.4%
77,100	Altera Corp. (a)	1,541,229
41,000	Broadcom Corp., Class A (a)	1,314,870
30,050	KLA-Tencor Corp.	1,602,266
43,800	Microchip Technology, Inc.	1,556,214
35,500	NVIDIA Corp. (a)	1,021,690

		7,036,269

	Software — 6.7%
121,400	Activision, Inc. (a) (m)	2,299,316
29,450	Adobe Systems, Inc. (a)	1,228,065
38,450	Amdocs Ltd. (United Kingdom) (a)	1,402,656
31,800	Ansys, Inc. (a)	1,614,486
36,200	Autodesk, Inc. (a)	1,361,120
48,900	Citrix Systems, Inc. (a)	1,566,267
51,900	Sybase, Inc. (a)	1,312,032

		10,783,942

	Specialty Retail — 5.8%
33,100	Barnes & Noble, Inc.	1,305,795
70,500	GameStop Corp., Class A (a)	2,296,185
66,800	Office Depot, Inc. (a)	2,347,352
36,400	PetSmart, Inc.	1,199,744
49,300	Tiffany & Co.	2,242,164

		9,391,240

	Textiles, Apparel & Luxury Goods — 0.9%
30,000	Coach, Inc. (a)	1,501,500

JPMorgan Insurance Trust Diversified Mid Cap Growth Portfolio

Schedule of Portfolio Investments
As of March 31, 2007 (Unaudited) (continued)

Shares	Security Description	Value ($)

	Wireless Telecommunication Services — 3.3%
33,500	American Tower Corp., Class A (a)	1,304,825
24,200	Clearwire Corp., Class A (a)	495,374
25,650	NII Holdings, Inc. (a)	1,902,717
48,000	Rogers Communications, Inc. (Canada), Class B	1,572,480

		5,275,396

	Total Common Stocks (Cost $143,791,288)	159,551,982

	Short-Term Investment — 0.7%
	Investment Company — 0.7%
1,175,023	JPMorgan Liquid Assets Money Market Fund (b) (m) (Cost $1,175,023)	1,175,023

Prinicpal Amount ($)

	Investments of Cash Collateral for Securities on Loan — 14.4%
	Certificates of Deposit — 1.7%
1,400,000	Deutsche Bank, New York,
	FRN, 5.53%, 01/22/08	1,400,000
1,299,828	Societe Generale, New York, FRN, 5.31%, 06/20/07	1,299,828

		2,699,828

	Corporate Notes — 5.3%
1,500,000	American Express Credit Corp., FRN, 5.33%, 01/15/08	1,500,000
750,000	Banque Federative Du Credit, FRN, 5.32%, 04/30/08	750,000
1,600,000	CDC Financial Products, Inc., FRN, 5.49%, 04/30/07	1,600,000
1,200,000	Citigroup Global Markets, Inc., FRN, 5.51%, 04/06/07	1,200,000
1,000,000	Monumental Global Funding, FRN, 5.41%, 03/29/10	1,000,000
1,000,000	Morgan Stanley, FRN, 5.62%, 04/30/08	1,000,000
1,500,000	Unicredito Italiano Bank plc, FRN, 5.34%, 04/30/08	1,500,000

		8,550,000

	Repurchase Agreements — 6.6%
2,529,515	Banc of America Securities LLC, 5.45%, dated 03/30/07 due 04/02/07, repurchase price $2,530,664, collateralized by U.S. Government Agency Mortgages	2,529,515
2,700,000	Bear Stearns, 5.44%, dated 03/30/07, due 04/02/07, repurchase price $2,701,223, collateralized by U.S. Government Agency Mortgages	2,700,000
2,700,000	Credit Suisse First Boston LLC, 5.45%, dated 03/30/07, due 04/02/07, repurchase price $2,701,226, collateralized by U.S. Government Agency Mortgages	2,700,000
2,700,000	Lehman Brothers, Inc., 5.45%, dated 03/30/07, due 04/02/07, repurchase price $2,701,226, collateralized by U.S. Government Agency Mortgages	2,700,000

		10,629,515

	Time Deposit — 0.8%
1,250,000	Northern Rock plc, 5.32%, 05/15/07	1,250,000

	Total Investments of Cash Collateral for Securities on Loan (Cost $23,129,343)	23,129,343

	Total Investments — 114.2% (Cost $168,095,654)	183,856,348
	Liabilities in Excess of Other Assets — (14.2)%	(22,886,992)

	NET ASSETS — 100.0%	$160,969,356

Percentages indicated are based on net assets.

ABBREVIATIONS:

(a)	Non-income producing security.
(b)	Investment in affiliate. Money market fund registered under the Investment Company Act of 1940, as amended, and advised by JPMorgan Investment Advisors Inc.
(m)	All or a portion of this security is segregated for current or potential holdings of futures, swaps, options, when-issued securities, delayed delivery securities, and reverse repurchase agreements.
ADR	American Depositary Receipt
FRN	Floating Rate Note. The rate shown is the rate in effect as of March 31, 2007.

As of March 31, 2007 the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation		$18,959,634
Aggregate gross unrealized depreciation		(3,198,940)

Net unrealized appreciation/depreciation		$15,760,694

Federal income tax cost of investments		$168,095,654

JPMorgan Insurance Trust Diversified Mid Cap Value Portfolio

Schedule of Portfolio Investments
As of March 31, 2007 (Unaudited)

Shares	Security Description	Value ($)

	Long-Term Investments — 97.6%
	Common Stocks — 97.6%
	Aerospace & Defense — 1.7%
5,300	Alliant Techsystems, Inc. (a)	465,976
5,200	Armor Holdings, Inc. (a)	350,116
10,200	Spirit Aerosystems Holdings, Inc., Class A (a)	324,870

		1,140,962

	Beverages — 1.9%
12,700	Brown-Forman Corp., Class B	832,612
21,100	Constellation Brands, Inc., Class A (a)	446,898

		1,279,510

	Building Products — 0.4%
4,600	American Standard Cos., Inc.	243,892

	Capital Markets — 2.6%
2,300	Bear Stearns Cos., Inc. (The)	345,805
21,500	E*Trade Financial Corp. (a)	456,230
2,300	Fortress Investment Group LLC, Class A	65,964
5,100	Legg Mason, Inc.	480,471
7,100	Northern Trust Corp.	426,994

		1,775,464

	Chemicals — 2.9%
10,894	Albemarle Corp.	450,358
7,900	Lubrizol Corp.	407,087
7,300	PPG Industries, Inc.	513,263
15,000	Sigma-Aldrich Corp.	622,800

		1,993,508

	Commercial Banks — 5.2%
4,600	City National Corp.	338,560
3,800	Compass Bancshares, Inc.	261,440
9,300	Cullen/Frost Bankers, Inc.	486,669
9,400	East-West Bancorp, Inc.	345,638
5,800	M&T Bank Corp.	671,814
16,700	Synovus Financial Corp.	540,078
7,000	TCF Financial Corp.	184,520
8,600	Zions Bancorporation	726,872

		3,555,591

	Commercial Services & Supplies — 0.8%
18,500	Republic Services, Inc.	514,670

	Computers & Peripherals — 0.9%
13,500	NCR Corp. (a)	644,895

	Construction Materials — 1.1%
5,050	Florida Rock Industries, Inc.	339,814
3,600	Vulcan Materials Co.	419,328

		759,142

	Consumer Finance — 0.5%
7,700	SLM Corp.	314,930

	Containers & Packaging — 1.4%
13,800	Ball Corp.	632,730
5,100	Temple-Inland, Inc.	304,674

		937,404

	Distributors — 0.7%
10,400	Genuine Parts Co.	509,600

	Diversified Consumer Services — 0.5%
6,900	Sotheby’s	306,912

	Diversified Telecommunication Services — 2.1%
14,600	CenturyTel, Inc.	659,774
52,469	Windstream Corp.	770,770

		1,430,544

	Electric Utilities — 4.5%
15,600	American Electric Power Co., Inc.	760,500
9,100	Edison International	447,083
10,300	FirstEnergy Corp.	682,272
14,100	PPL Corp.	576,690
21,500	Westar Energy, Inc.	591,680

		3,058,225

	Electrical Equipment — 0.8%
15,250	Ametek, Inc.	526,735

	Electronic Equipment & Instruments — 1.9%
5,900	Amphenol Corp., Class A	380,963
17,200	Arrow Electronics, Inc. (a)	649,300
13,300	Jabil Circuit, Inc.	284,753

		1,315,016

	Energy Equipment & Services — 0.5%
6,500	Unit Corp. (a)	328,835

	Food & Staples Retailing — 2.4%
6,800	BJ’s Wholesale Club, Inc. (a)	230,044
9,200	Ruddick Corp.	276,736
9,100	Safeway, Inc.	333,424
20,700	SUPERVALU, Inc.	808,749

		1,648,953

JPMorgan Insurance Trust Diversified Mid Cap Value Portfolio

Schedule of Portfolio Investments
As of March 31, 2007 (Unaudited) (continued)

Shares	Security Description	Value ($)

	Food Products — 1.9%
12,600	Dean Foods Co.	588,924
22,700	Del Monte Foods Co.	260,596
7,800	Hershey Co. (The)	426,348

		1,275,868

	Gas Utilities — 2.7%
8,800	Energen Corp.	447,832
10,300	ONEOK, Inc.	463,500
4,600	Questar Corp.	410,366
18,800	UGI Corp.	502,148

		1,823,846

	Health Care Equipment & Supplies — 0.4%
4,200	Beckman Coulter, Inc.	268,338

	Health Care Providers & Services — 3.2%
9,900	Community Health Systems, Inc. (a)	348,975
16,100	Coventry Health Care, Inc. (a)	902,405
7,200	DaVita, Inc. (a)	383,904
4,053	Henry Schein, Inc. (a)	223,644
8,100	Omnicare, Inc.	322,137

		2,181,065

	Hotels, Restaurants & Leisure — 4.1%
19,500	Applebee’s International, Inc.	483,210
23,600	Burger King Holdings, Inc.	509,760
16,200	Hilton Hotels Corp.	582,552
8,000	Marriott International, Inc., Class A	391,680
11,900	OSI Restaurant Partners, Inc.	470,050
6,800	Vail Resorts, Inc. (a)	369,444

		2,806,696

	Household Durables — 2.0%
10,900	Fortune Brands, Inc.	859,138
9,100	Jarden Corp. (a)	348,530
4,000	Lennar Corp., Class A	168,840

		1,376,508

	Household Products — 1.1%
12,100	Clorox Co.	770,649

	Industrial Conglomerates — 1.0%
10,600	Carlisle Cos., Inc.	455,058
10,200	Walter Industries, Inc.	252,450

		707,508

	Insurance — 9.3%
19,200	Assurant, Inc.	1,029,696
13,380	Cincinnati Financial Corp.	567,312
5,400	Everest Re Group Ltd. (Barbados)	519,318
17,313	Fidelity National Financial, Inc., Class A	415,685
5,900	Hanover Insurance Group, Inc. (The)	272,108
11,600	IPC Holdings Ltd. (Bermuda)	334,660
11,000	Loews Corp.	499,730
35,612	Old Republic International Corp.	787,738
19,800	OneBeacon Insurance Group Ltd.	495,000
5,800	Principal Financial Group, Inc.	347,246
5,200	ProAssurance Corp. (a)	265,980
9,400	Protective Life Corp.	413,976
11,800	W.R. Berkley Corp.	390,816

		6,339,265

	Internet & Catalog Retail — 0.8%
22,100	Liberty Media Holding Corp. - Interactive, Class A (a)	526,422

	IT Services — 0.7%
6,422	Fidelity National Information Services, Inc.	291,944
9,300	Western Union Co. (The)	204,135

		496,079

	Machinery — 2.3%
8,600	Crane Co.	347,612
10,100	Dover Corp.	492,981
6,300	Harsco Corp.	282,618
8,100	Oshkosh Truck Corp.	429,300

		1,552,511

	Media — 3.1%
11,400	Cablevision Systems Corp., Class A	346,902
11,700	Clear Channel Communications, Inc.	409,968
12,737	Clear Channel Outdoor Holdings, Inc., Class A (a)	335,111
7,594	McClatchy Co., Class A	240,046
20,300	Regal Entertainment Group, Class A	403,361
530	Washington Post Co. (The), Class B	404,655

		2,140,043

	Multi-Utilities — 4.3%
17,230	MDU Resources Group, Inc.	495,190
13,400	NiSource, Inc.	327,496
12,900	NSTAR	453,048
13,400	PG&E Corp.	646,818
12,500	SCANA Corp.	539,625
17,900	Xcel Energy, Inc.	441,951

		2,904,128

JPMorgan Insurance Trust Diversified Mid Cap Value Portfolio

Schedule of Portfolio Investments
As of March 31, 2007 (Unaudited) (continued)

Shares	Security Description	Value ($)

	Multiline Retail — 0.4%
5,538	Federated Department Stores, Inc.	249,487

	Office Electronics — 0.3%
11,300	Xerox Corp. (a)	190,857

	Oil, Gas & Consumable Fuels — 5.2%
10,224	Devon Energy Corp.	707,705
12,400	Helix Energy Solutions Group, Inc. (a)	462,396
5,300	Kinder Morgan, Inc.	564,185
3,700	Murphy Oil Corp.	197,580
7,800	Newfield Exploration Co. (a)	325,338
4,900	Penn Virginia Corp.	359,660
6,500	Teekay Shipping Corp. (Bahamas)	351,715
20,500	Williams Cos., Inc.	583,430

		3,552,009

	Paper & Forest Products — 0.4%
32,500	Domtar Corp. (Canada) (a)	302,575

	Personal Products — 0.5%
7,400	Estee Lauder Cos., Inc. (The), Class A	361,490

	Pharmaceuticals — 0.7%
30,000	Warner Chilcott Ltd., Class A (Bermuda) (a)	444,300

	Real Estate Investment Trusts (REITs) — 6.7%
2,100	AvalonBay Communities, Inc.	273,000
2,900	Boston Properties, Inc.	340,460
12,400	Cousins Properties, Inc.	407,464
8,900	Douglas Emmett, Inc. (m)	227,217
10,200	Host Hotels & Resorts, Inc.	268,362
17,900	iStar Financial, Inc.	838,257
6,400	Kimco Realty Corp.	311,936
7,000	Plum Creek Timber Co., Inc.	275,940
8,800	PS Business Parks, Inc.	620,576
14,100	Rayonier, Inc.	606,300
3,200	Vornado Realty Trust	381,888

		4,551,400

	Real Estate Management & Development — 1.4%
15,500	Brookfield Properties Corp.	624,650
5,100	Forest City Enterprises, Inc., Class A	337,518

		962,168

	Road & Rail — 0.7%
9,100	Norfolk Southern Corp.	460,460

	Software — 0.4%
16,300	Symantec Corp. (a)	281,990

	Specialty Retail — 6.8%
6,500	Abercrombie & Fitch Co.	491,920
14,879	AutoNation, Inc. (a)	316,030
5,700	AutoZone, Inc. (a)	730,398
15,100	Bed Bath & Beyond, Inc. (a)	606,567
22,500	Limited Brands, Inc.	586,350
23,100	Staples, Inc.	596,904
17,500	Tiffany & Co.	795,900
18,700	TJX Cos., Inc.	504,152

		4,628,221

	Textiles, Apparel & Luxury Goods — 2.0%
9,700	Columbia Sportswear Co.	604,407
8,800	V.F. Corp.	727,056

		1,331,463

	Thrifts & Mortgage Finance — 1.9%
7,200	FirstFed Financial Corp. (a)	409,176
31,700	Hudson City Bancorp, Inc.	433,656
7,400	MGIC Investment Corp.	436,008

		1,278,840

	Wireless Telecommunication Services — 0.5%
5,800	Telephone & Data Systems, Inc.	324,220

	Total Common Stocks (Cost $58,034,727)	66,373,194

Principal Amount ($)

	Investments of Cash Collateral for Securities on Loan — 7.3%
	Certificate of Deposit — 0.4%
300,000	Natexis Banques Populaires, New York, FRN, 5.34%, 08/07/07	300,000

	Corporate Notes — 2.9%
1,000,000	American Express Credit Corp., FRN, 5.33%, 01/15/08	1,000,000
1,000,000	Unicredito Italiano Bank plc, FRN, 5.34%, 04/30/08	1,000,000

		2,000,000

	Repurchase Agreements — 3.6%
183,530	Banc of America Securities LLC, 5.45%, dated 03/30/07, due 04/02/07, repurchase price $183,613, collateralized by U.S. Government Agency Mortgages	183,530
750,000	Credit Suisse First Boston LLC, 5.45%, dated 03/30/07, due 04/02/07, repurchase price $750,341, collateralized by U.S. Government Agency Mortgages	750,000
750,000	HSBC Securities, Inc. 5.38%, dated 03/30/07, due 04/02/07, repurchase price $750,336, collateralized by U.S. Government Agency Mortgages	750,000

JPMorgan Insurance Trust Diversified Mid Cap Value Portfolio

Schedule of Portfolio Investments
As of March 31, 2007 (Unaudited) (continued)

Shares	Security Description	Value ($)

750,000	Lehman Brothers Inc., 5.45%, dated 03/30/07, due 04/02/07, repurchase price $750,341, collateralized by U.S. Government Agency Mortgages	750,000

		2,433,530

	Time Deposit — 0.4%
250,000	Northern Rock plc, 5.32%, 05/15/07	250,000

	Total Investments of Cash Collateral for Securities on Loan (Cost $4,983,530)	4,983,530

	Total Investments — 104.9%
	(Cost $63,018,257)	71,356,724
	Liabilities in Excess of Other Assets — (4.9)%	(3,343,132)

	NET ASSETS — 100.0%	$68,013,592

Percentages indicated are based on net assets.

ABBREVIATIONS:

(a)	Non-income producing security.
(m)

All or a portion of this security is segregated for current or potential holdings of futures, swaps, options, TBA, when-issued securities, delayed delivery securities, and reverse repurchase agreements.

FRN	Floating Rate Note. The rate shown is the rate in effect as of March 31, 2007.

As of March 31, 2007, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$9,047,870
Aggregate gross unrealized depreciation	(709,403)

Net unrealized appreciation/depreciation	$8,338,467

Federal income tax cost of investments	$63,018,257

JPMorgan Insurance Trust Equity Index Portfolio

Schedule of Portfolio Investments
As of March 31, 2007 (Unaudited)

Shares	Security Description	Value ($)

	Long-Term Investments — 99.4%
	Common Stocks — 99.3%
	Aerospace & Defense — 2.5%
8,773	Boeing Co.	780,007
4,510	General Dynamics Corp.	344,564
1,394	Goodrich Corp.	71,763
8,892	Honeywell International, Inc.	409,566
1,384	L-3 Communications Holdings, Inc.	121,059
3,945	Lockheed Martin Corp.	382,744
3,893	Northrop Grumman Corp.	288,938
4,960	Raytheon Co.	260,202
1,870	Rockwell Collins, Inc.	125,159
11,069	United Technologies Corp.	719,485

		3,503,487

	Air Freight & Logistics — 0.9%
1,924	CH Robinson Worldwide, Inc.	91,871
3,414	FedEx Corp.	366,766
11,855	United Parcel Service, Inc., Class B	831,036

		1,289,673

	Airlines — 0.1%
8,764	Southwest Airlines Co.	128,831

	Auto Components — 0.2%
2,004	Goodyear Tire & Rubber Co. (The) (a)	62,505
2,184	Johnson Controls, Inc.	206,650

		269,155

	Automobiles — 0.4%
21,036	Ford Motor Co.	165,974
6,287	General Motors Corp.	192,634
2,863	Harley-Davidson, Inc.	168,201

		526,809

	Beverages — 2.0%
8,480	Anheuser-Busch Cos., Inc.	427,901
876	Brown-Forman Corp., Class B	57,431
22,391	Coca-Cola Co. (The)	1,074,768
3,094	Coca-Cola Enterprises, Inc.	62,653
2,345	Constellation Brands, Inc., Class A (a)	49,667
522	Molson Coors Brewing Co., Class B	49,392
1,461	Pepsi Bottling Group, Inc.	46,591
18,205	PepsiCo, Inc.	1,157,110

		2,925,513

	Biotechnology — 1.2%
12,977	Amgen, Inc. (a)	725,155
3,806	Biogen Idec, Inc. (a)	168,910
4,197	Celgene Corp. (a)	220,175
2,929	Genzyme Corp. (a)	175,798
5,165	Gilead Sciences, Inc. (a)	395,122
2,643	MedImmune, Inc. (a)	96,179

		1,781,339

	Building Products — 0.2%
1,942	American Standard Cos., Inc.	102,965
4,353	Masco Corp.	119,272

		222,237

	Capital Markets — 3.7%
2,659	Ameriprise Financial, Inc.	151,935
8,403	Bank of New York Co., Inc. (The)	340,742
1,331	Bear Stearns Cos., Inc. (The)	200,116
11,417	Charles Schwab Corp. (The)	208,817
4,748	E*Trade Financial Corp. (a)	100,753
990	Federated Investors, Inc., Class B	36,353
1,861	Franklin Resources, Inc.	224,865
4,573	Goldman Sachs Group, Inc. (The)	944,919
2,109	Janus Capital Group, Inc.	44,099
1,462	Legg Mason, Inc.	137,735
5,848	Lehman Brothers Holdings, Inc.	409,769
4,624	Mellon Financial Corp.	199,479
9,830	Merrill Lynch & Co., Inc.	802,816
11,833	Morgan Stanley	931,967
2,096	Northern Trust Corp.	126,054
3,711	State Street Corp.	240,287
2,949	T. Rowe Price Group, Inc.	139,163

		5,239,869

	Chemicals — 1.6%
2,406	Air Products & Chemicals, Inc.	177,779
620	Ashland, Inc.	40,672
10,662	Dow Chemical Co. (The)	488,959
10,272	E.I. du Pont de Nemours & Co.	507,745
930	Eastman Chemical Co.	58,897
1,978	Ecolab, Inc.	85,054
1,294	Hercules, Inc. (a)	25,285
868	International Flavors & Fragrances, Inc.	40,987
6,041	Monsanto Co.	332,014
1,823	PPG Industries, Inc.	128,175
3,561	Praxair, Inc.	224,201
1,582	Rohm & Haas Co.	81,821
1,468	Sigma-Aldrich Corp.	60,951

		2,252,540

	Commercial Banks — 4.1%
6,025	BB&T Corp.	247,146
1,752	Comerica, Inc.	103,578
2,085	Commerce Bancorp, Inc.	69,597
1,449	Compass Bancshares, Inc.	99,691
6,183	Fifth Third Bancorp	239,220
1,393	First Horizon National Corp.	57,851
2,618	Huntington Bancshares, Inc.	57,203
4,401	Keycorp	164,906
854	M&T Bank Corp.	98,919
2,843	Marshall & Ilsley Corp.	131,659
6,586	National City Corp.	245,329
3,848	PNC Financial Services Group, Inc.	276,941
8,134	Regions Financial Corp.	287,700

JPMorgan Insurance Trust Equity Index Portfolio

Schedule of Portfolio Investments
As of March 31, 2007 (Unaudited) (continued)

Shares	Security Description	Value ($)

3,949	SunTrust Banks, Inc.	327,925
3,630	Synovus Financial Corp.	117,394
19,689	U.S. Bancorp	688,524
21,184	Wachovia Corp.	1,166,179
37,556	Wells Fargo & Co.	1,293,053
1,223	Zions Bancorporation	103,368

		5,776,183

	Commercial Services & Supplies — 0.5%
2,834	Allied Waste Industries, Inc. (a)	35,680
1,019	Avery Dennison Corp.	65,481
1,509	Cintas Corp.	54,475
1,388	Equifax, Inc.	50,593
1,428	Monster Worldwide, Inc. (a)	67,644
2,449	Pitney Bowes, Inc.	111,160
2,428	R.R. Donnelley & Sons Co.	88,840
1,867	Robert Half International, Inc.	69,098
5,926	Waste Management, Inc.	203,914

		746,885

	Communications Equipment — 2.6%
1,303	ADC Telecommunications, Inc. (a)	21,812
5,039	Avaya, Inc. (a)	59,511
946	Ciena Corp. (a)	26,441
67,140	Cisco Systems, Inc. (a)	1,714,084
17,448	Corning, Inc. (a)	396,767
2,348	JDS Uniphase Corp. (a)	35,760
6,328	Juniper Networks, Inc. (a)	124,535
26,571	Motorola, Inc.	469,509
18,413	QUALCOMM, Inc.	785,499
4,861	Tellabs, Inc. (a)	48,124

		3,682,042

	Computers & Peripherals — 3.7%
9,580	Apple, Inc. (a)	890,078
25,251	Dell, Inc. (a)	586,076
23,434	EMC Corp. (a)	324,561
29,751	Hewlett-Packard Co.	1,194,205
16,735	International Business Machines Corp.	1,577,441
1,067	Lexmark International, Inc., Class A (a)	62,377
1,990	NCR Corp. (a)	95,062
4,125	Network Appliance, Inc. (a)	150,645
1,768	QLogic Corp. (a)	30,056
2,527	SanDisk Corp. (a)	110,683
40,025	Sun Microsystems, Inc. (a)	240,550

		5,261,734

	Construction & Engineering — 0.1%
978	Fluor Corp.	87,746

	Construction Materials — 0.1%
1,056	Vulcan Materials Co.	123,003

	Consumer Finance — 0.9%
13,254	American Express Co.	747,526
4,564	Capital One Financial Corp.	344,399
4,563	SLM Corp.	186,627

		1,278,552

	Containers & Packaging — 0.2%
1,146	Ball Corp.	52,544
1,163	Bemis Co., Inc.	38,833
1,477	Pactiv Corp. (a)	49,834
1,794	Sealed Air Corp.	56,690
1,169	Temple-Inland, Inc.	69,836

		267,737

	Distributors — 0.1%
1,895	Genuine Parts Co.	92,855

	Diversified Consumer Services — 0.1%
1,556	Apollo Group, Inc., Class A (a)	68,309
3,583	H&R Block, Inc.	75,386

		143,695

	Diversified Financial Services — 5.4%
49,713	Bank of America Corp.	2,536,357
387	Chicago Mercantile Exchange Holdings, Inc., Class A	206,062
2,151	CIT Group, Inc.	113,831
54,495	Citigroup, Inc.	2,797,773
38,609	JPMorgan Chase & Co. (q)	1,867,904
2,601	Moody’s Corp.	161,418

		7,683,345

	Diversified Telecommunication Services — 3.1%
69,408	AT&T, Inc.	2,736,757
1,238	CenturyTel, Inc.	55,945
3,765	Citizens Communications Co.	56,287
1,673	Embarq Corp.	94,274
17,436	Qwest Communications International, Inc. (a)	156,750
32,346	Verizon Communications, Inc.	1,226,560
5,300	Windstream Corp.	77,857

		4,404,430

	Electric Utilities — 1.9%
1,828	Allegheny Energy, Inc. (a)	89,828
4,409	American Electric Power Co., Inc.	214,939
13,974	Duke Energy Corp.	283,533
3,622	Edison International	177,949
2,204	Entergy Corp.	231,244
7,449	Exelon Corp.	511,821
3,548	FirstEnergy Corp.	235,019
4,508	FPL Group, Inc.	275,754
1,112	Pinnacle West Capital Corp.	53,654
4,281	PPL Corp.	175,093
2,858	Progress Energy, Inc.	144,157
8,321	Southern Co.	304,965

		2,697,956

	Electrical Equipment — 0.4%
2,031	Cooper Industries Ltd., Class A	91,375
8,869	Emerson Electric Co.	382,165
1,841	Rockwell Automation, Inc.	110,221

		583,761

	Electronic Equipment & Instruments — 0.2%
4,487	Agilent Technologies, Inc. (a)	151,167
2,053	Jabil Circuit, Inc.	43,955
1,576	Molex, Inc.	44,443

JPMorgan Insurance Trust Equity Index Portfolio

Schedule of Portfolio Investments
As of March 31, 2007 (Unaudited) (continued)

Shares	Security Description	Value ($)

5,893	Sanmina-SCI Corp. (a)	21,333
10,049	Solectron Corp. (a)	31,654
908	Tektronix, Inc.	25,569

		318,121

	Energy Equipment & Services — 1.8%
3,560	Baker Hughes, Inc.	235,423
3,259	BJ Services Co.	90,926
1,677	ENSCO International, Inc.	91,229
11,106	Halliburton Co.	352,504
3,096	Nabors Industries Ltd. (Bermuda) (a)	91,858
1,954	National Oilwell Varco, Inc. (a)	152,002
1,495	Noble Corp.	117,626
1,228	Rowan Cos., Inc.	39,873
13,100	Schlumberger Ltd.	905,210
2,216	Smith International, Inc.	106,479
3,257	Transocean, Inc. (a)	266,097
3,759	Weatherford International Ltd. (a)	169,531

		2,618,758

	Food & Staples Retailing — 2.4%
5,028	Costco Wholesale Corp.	270,708
17,153	CVS/Caremark Corp.	585,599
7,870	Kroger Co. (The)	222,327
4,896	Safeway, Inc.	179,389
2,310	SUPERVALU, Inc.	90,252
6,858	SYSCO Corp.	232,006
27,335	Wal-Mart Stores, Inc.	1,283,378
11,125	Walgreen Co.	510,526
1,563	Whole Foods Market, Inc.	70,101

		3,444,286

	Food Products — 1.1%
7,256	Archer-Daniels-Midland Co.	266,295
2,428	Campbell Soup Co.	94,571
5,615	ConAgra Foods, Inc.	139,870
1,433	Dean Foods Co.	66,978
3,837	General Mills, Inc.	223,390
3,611	H.J. Heinz Co.	170,150
1,924	Hershey Co. (The)	105,166
2,787	Kellogg Co.	143,335
2,020	Kraft Foods, Inc.	63,953
1,447	McCormick & Co., Inc. (Non-Voting)	55,739
8,153	Sara Lee Corp.	137,949
2,804	Tyson Foods, Inc., Class A	54,426
2,425	Wm. Wrigley, Jr., Co.	123,505

		1,645,327

	Gas Utilities — 0.1%
499	Nicor, Inc.	24,162
955	Questar Corp.	85,195

		109,357

	Health Care Equipment & Supplies — 1.7%
604	Bausch & Lomb, Inc.	30,901
7,223	Baxter International, Inc.	380,435
2,719	Becton, Dickinson & Co.	209,064
2,723	Biomet, Inc.	115,700
13,164	Boston Scientific Corp. (a)	191,405
1,148	CR Bard, Inc.	91,277
1,734	Hospira, Inc. (a)	70,921
12,801	Medtronic, Inc.	628,017
3,827	St. Jude Medical, Inc. (a)	143,933
3,314	Stryker Corp.	219,785
1,428	Varian Medical Systems, Inc. (a)	68,101
2,636	Zimmer Holdings, Inc. (a)	225,141

		2,374,680

	Health Care Providers & Services — 2.3%
5,740	Aetna, Inc.	251,355
2,106	AmerisourceBergen Corp.	111,091
4,450	Cardinal Health, Inc.	324,627
1,083	Cigna Corp.	154,501
1,773	Coventry Health Care, Inc. (a)	99,377
1,508	Express Scripts, Inc. (a)	121,726
1,853	Humana, Inc. (a)	107,511
1,360	Laboratory Corp. of America Holdings (a)	98,777
810	Manor Care, Inc.	44,032
3,284	McKesson Corp.	192,245
3,202	Medco Health Solutions, Inc. (a)	232,241
1,547	Patterson Cos., Inc. (a)	54,903
1,765	Quest Diagnostics, Inc.	88,020
5,242	Tenet Healthcare Corp. (a)	33,706
15,054	UnitedHealth Group, Inc.	797,410
6,808	WellPoint, Inc. (a)	552,129

		3,263,651

	Health Care Technology — 0.0% (g)
2,169	IMS Health, Inc.	64,333

	Hotels, Restaurants & Leisure — 1.6%
4,918	Carnival Corp.	230,458
1,614	Darden Restaurants, Inc.	66,481
2,072	Harrah’s Entertainment, Inc.	174,980
4,324	Hilton Hotels Corp.	155,491
3,760	International Game Technology	151,829
3,666	Marriott International, Inc., Class A	179,487
13,378	McDonald’s Corp.	602,679
8,348	Starbucks Corp. (a)	261,793
2,388	Starwood Hotels & Resorts Worldwide, Inc.	154,862
1,064	Wendy’s International, Inc.	33,303
2,100	Wyndham Worldwide Corp. (a)	71,715
2,930	Yum! Brands, Inc.	169,237

		2,252,315

	Household Durables — 0.6%
729	Black & Decker Corp.	59,501
1,328	Centex Corp.	55,484
3,035	D.R. Horton, Inc.	66,770
1,695	Fortune Brands, Inc.	133,600
728	Harman International Industries, Inc.	69,946
854	KB Home	36,440
1,972	Leggett & Platt, Inc.	44,705
1,533	Lennar Corp., Class A	64,708

JPMorgan Insurance Trust Equity Index Portfolio

Schedule of Portfolio Investments
As of March 31, 2007 (Unaudited) (continued)

Shares	Security Description	Value ($)

3,086	Newell Rubbermaid, Inc.	95,944
2,362	Pulte Homes, Inc.	62,499
655	Snap-On, Inc.	31,505
921	Stanley Works (The)	50,987
875	Whirlpool Corp.	74,296

		846,385

	Household Products — 2.1%
1,681	Clorox Co.	107,063
5,707	Colgate-Palmolive Co.	381,170
5,074	Kimberly-Clark Corp.	347,518
35,074	Procter & Gamble Co.	2,215,274

		3,051,025

	Independent Power Producers & Energy Traders — 0.5%
7,383	AES Corp. (The) (a)	158,882
2,008	Constellation Energy Group, Inc.	174,596
4,208	Dynegy, Inc., Class A (a)	38,966
5,105	TXU Corp.	327,230

		699,674

	Industrial Conglomerates — 3.8%
8,158	3M Co.	623,516
114,305	General Electric Co.	4,041,825
1,393	Textron, Inc.	125,091
21,978	Tyco International Ltd. (Bermuda)	693,406

		5,483,838

	Insurance — 4.7%
3,632	ACE Ltd. (Bermuda)	207,242
5,467	Aflac, Inc.	257,277
6,878	Allstate Corp. (The)	413,093
1,138	AMBAC Financial Group, Inc.	98,312
28,919	American International Group, Inc.	1,943,935
3,317	AON Corp.	125,913
4,542	Chubb Corp.	234,685
1,921	Cincinnati Financial Corp.	81,450
4,900	Genworth Financial, Inc.	171,206
3,560	Hartford Financial Services Group, Inc.	340,265
3,077	Lincoln National Corp.	208,590
5,014	Loews Corp.	227,786
6,145	Marsh & McLennan Cos., Inc.	179,987
1,498	MBIA, Inc.	98,104
8,367	MetLife, Inc.	528,376
2,978	Principal Financial Group, Inc.	178,293
8,275	Progressive Corp. (The)	180,560
5,213	Prudential Financial, Inc.	470,525
1,174	Safeco Corp.	77,989
1,089	Torchmark Corp.	71,428
7,510	Travelers Cos, Inc. (The)	388,793
3,809	Unum Group	87,721
2,012	XL Capital Ltd., Class A (Bermuda)	140,760

		6,712,290

	Internet & Catalog Retail — 0.2%
3,457	Amazon.com, Inc. (a)	137,554
2,414	IAC/InterActive Corp.(a)	91,032

		228,586

	Internet Software & Services — 1.4%
12,630	eBay, Inc. (a)	418,684
2,420	Google, Inc., Class A (a)	1,108,747
2,725	VeriSign, Inc. (a)	68,452
13,571	Yahoo!, Inc. (a)	424,637

		2,020,520

	IT Services — 1.1%
1,099	Affiliated Computer Services, Inc., Class A (a)	64,709
6,117	Automatic Data Processing, Inc.	296,063
1,586	Cognizant Technology Solutions Corp., Class A (a)	139,996
1,925	Computer Sciences Corp. (a)	100,350
1,519	Convergys Corp. (a)	38,598
5,719	Electronic Data Systems Corp.	158,302
1,809	Fidelity National Information Services, Inc.	82,237
8,370	First Data Corp.	225,153
1,896	Fiserv, Inc. (a)	100,602
3,770	Paychex, Inc.	142,770
1,487	Sabre Holdings Corp., Class A	48,699
3,838	Unisys Corp. (a)	32,354
8,581	Western Union Co. (The)	188,353

		1,618,186

	Leisure Equipment & Products — 0.2%
1,009	Brunswick Corp.	32,137
3,196	Eastman Kodak Co.	72,102
1,788	Hasbro, Inc.	51,172
4,370	Mattel, Inc.	120,481

		275,892

	Life Sciences Tools & Services — 0.3%
2,040	Applera Corp.- Applied Biosystems Group	60,323
600	Millipore Corp. (a)	43,482
1,354	PerkinElmer, Inc.	32,794
4,669	Thermo Fisher Scientific, Inc. (a)	218,275
1,129	Waters Corp. (a)	65,482

		420,356

	Machinery — 1.6%
7,179	Caterpillar, Inc.	481,208
579	Cummins, Inc.	83,793
2,646	Danaher Corp.	189,057
2,522	Deere & Co.	273,990
2,275	Dover Corp.	111,043
1,625	Eaton Corp.	135,785
4,597	Illinois Tool Works, Inc.	237,205
3,421	Ingersoll-Rand Co., Ltd., Class A (Bermuda)	148,369
2,021	ITT Corp.	121,907
2,760	PACCAR, Inc.	202,584
1,367	Pall Corp.	51,946
1,287	Parker-Hannifin Corp.	111,081
1,140	Terex Corp. (a)	81,806

		2,229,774

	Media — 3.5%
8,204	CBS Corp., Class B	250,960
5,516	Clear Channel Communications, Inc.	193,281

JPMorgan Insurance Trust Equity Index Portfolio

Schedule of Portfolio Investments
As of March 31, 2007 (Unaudited) (continued)

Shares	Security Description	Value ($)

34,571	Comcast Corp., Class A (a)	897,118
8,611	DIRECTV Group, Inc. (The) (a)	198,656
726	Dow Jones & Co., Inc.	25,025
927	E.W. Scripps Co., Class A	41,418
2,610	Gannett Co., Inc.	146,917
5,210	Interpublic Group of Cos., Inc. (a)	64,135
3,945	McGraw-Hill Cos., Inc. (The)	248,062
433	Meredith Corp.	24,850
1,600	New York Times Co., Class A	37,616
26,080	News Corp., Class A	602,970
1,857	Omnicom Group, Inc.	190,120
42,413	Time Warner, Inc.	836,384
1,976	Tribune Co.	63,449
7,694	Viacom, Inc., Class B (a)	316,300
22,770	Walt Disney Co. (The)	783,971

		4,921,232

	Metals & Mining — 0.9%
9,666	Alcoa, Inc.	327,677
1,134	Allegheny Technologies, Inc.	120,987
4,169	Freeport-McMoRan Copper & Gold, Inc.	275,946
5,013	Newmont Mining Corp.	210,496
3,347	Nucor Corp.	217,990
1,317	United States Steel Corp.	130,607

		1,283,703

	Multi-Utilities — 1.2%
2,297	Ameren Corp.	115,539
3,558	CenterPoint Energy, Inc.	63,831
2,482	CMS Energy Corp.	44,180
2,864	Consolidated Edison, Inc.	146,236
3,879	Dominion Resources, Inc.	344,339
1,969	DTE Energy Co.	94,315
836	Integrys Energy Group, Inc.	46,406
1,952	KeySpan Corp.	80,325
3,044	NiSource, Inc.	74,395
3,900	PG&E Corp.	188,253
2,810	Public Service Enterprise Group, Inc.	233,342
2,923	Sempra Energy	178,332
2,330	TECO Energy, Inc.	40,099
4,532	Xcel Energy, Inc.	111,895

		1,761,487

	Multiline Retail — 1.3%
1,217	Big Lots, Inc. (a)	38,068
677	Dillard’s, Inc., Class A	22,158
3,468	Dollar General Corp.	73,348
1,686	Family Dollar Stores, Inc.	49,939
5,838	Federated Department Stores, Inc.	263,002
2,501	J.C. Penney Co., Inc.	205,482
3,635	Kohl’s Corp. (a)	278,477
2,543	Nordstrom, Inc.	134,627
924	Sears Holdings Corp. (a)	166,468
9,547	Target Corp.	565,755

		1,797,324

	Office Electronics — 0.1%
10,549	Xerox Corp. (a)	178,173

	Oil, Gas & Consumable Fuels — 8.2%
5,148	Anadarko Petroleum Corp.	221,261
3,679	Apache Corp.	260,105
4,552	Chesapeake Energy Corp.	140,566
23,985	Chevron Corp.	1,773,931
18,275	ConocoPhillips	1,249,096
2,029	Consol Energy, Inc.	79,395
4,940	Devon Energy Corp.	341,947
7,763	El Paso Corp.	112,331
2,712	EOG Resources, Inc.	193,474
63,287	Exxon Mobil Corp.	4,775,004
3,003	Hess Corp.	166,577
1,193	Kinder Morgan, Inc.	126,995
3,845	Marathon Oil Corp.	380,001
2,086	Murphy Oil Corp.	111,392
9,316	Occidental Petroleum Corp.	459,372
2,942	Peabody Energy Corp.	118,386
6,979	Spectra Energy Corp.	183,338
1,349	Sunoco, Inc.	95,024
6,715	Valero Energy Corp.	433,050
6,646	Williams Cos., Inc.	189,145
4,090	XTO Energy, Inc.	224,173

		11,634,563

	Paper & Forest Products — 0.3%
5,031	International Paper Co.	183,128
2,028	MeadWestvaco Corp.	62,544
2,348	Weyerhaeuser Co.	175,489

		421,161

	Personal Products — 0.2%
4,903	Avon Products, Inc.	182,686
1,293	Estee Lauder Cos., Inc. (The)	63,163

		245,849

	Pharmaceuticals — 6.2%
17,153	Abbott Laboratories	957,137
1,709	Allergan, Inc.	189,391
1,185	Barr Pharmaceuticals, Inc. (a)	54,925
22,448	Bristol-Myers Squibb Co.	623,156
10,967	Eli Lilly & Co.	589,038
3,533	Forest Laboratories, Inc. (a)	181,738
32,170	Johnson & Johnson	1,938,564
2,704	King Pharmaceuticals, Inc. (a)	53,188
24,082	Merck & Co., Inc.	1,063,702
2,721	Mylan Laboratories, Inc.	57,522
78,777	Pfizer, Inc.	1,989,907
16,538	Schering-Plough Corp.	421,884
1,139	Watson Pharmaceuticals, Inc. (a)	30,104
14,964	Wyeth	748,649

		8,898,905

	Real Estate Investment Trusts (REITs) — 1.3%
1,085	Apartment Investment & Management Co.	62,594
2,450	Archstone-Smith Trust	132,986

JPMorgan Insurance Trust Equity Index Portfolio

Schedule of Portfolio Investments
As of March 31, 2007 (Unaudited) (continued)

Shares	Security Description	Value ($)

882	AvalonBay Communities, Inc.	114,660
1,322	Boston Properties, Inc.	155,203
1,414	Developers Diversified Realty Corp.	88,940
3,268	Equity Residential	157,616
5,804	Host Hotels & Resorts, Inc.	152,703
2,513	Kimco Realty Corp.	122,483
1,971	Plum Creek Timber Co., Inc.	77,697
2,848	ProLogis	184,920
1,364	Public Storage, Inc.	129,130
2,463	Simon Property Group, Inc.	274,009
1,449	Vornado Realty Trust	172,924

		1,825,865

	Real Estate Management & Development — 0.1%
2,076	CB Richard Ellis Group, Inc., Class A (a)	70,958
2,419	Realogy Corp. (a)	71,626

		142,584

	Road & Rail — 0.8%
3,990	Burlington Northern Santa Fe Corp.	320,916
4,855	CSX Corp.	194,443
4,413	Norfolk Southern Corp.	223,298
675	Ryder System, Inc.	33,304
3,010	Union Pacific Corp.	305,665

		1,077,626

	Semiconductors & Semiconductor Equipment — 2.3%
6,169	Advanced Micro Devices, Inc. (a)	80,567
3,963	Altera Corp. (a)	79,220
3,710	Analog Devices, Inc.	127,958
15,528	Applied Materials, Inc.	284,473
5,242	Broadcom Corp., Class A (a)	168,111
64,105	Intel Corp.	1,226,329
2,220	KLA-Tencor Corp.	118,370
3,327	Linear Technology Corp.	105,100
8,553	LSI Logic Corp. (a)	89,293
3,565	Maxim Integrated Products, Inc.	104,811
8,390	Micron Technology, Inc. (a)	101,351
3,153	National Semiconductor Corp.	76,113
1,398	Novellus Systems, Inc. (a)	44,764
3,952	NVIDIA Corp. (a)	113,739
2,360	PMC-Sierra, Inc. (a)	16,544
2,109	Teradyne, Inc. (a)	34,883
16,045	Texas Instruments, Inc.	482,955
3,689	Xilinx, Inc.	94,918

		3,349,499

	Software — 3.2%
6,541	Adobe Systems, Inc. (a)	272,760
2,575	Autodesk, Inc. (a)	96,820
2,267	BMC Software, Inc. (a)	69,801
4,573	CA, Inc.	118,486
2,007	Citrix Systems, Inc. (a)	64,284
3,604	Compuware Corp. (a)	34,202
3,446	Electronic Arts, Inc. (a)	173,541
3,808	Intuit, Inc. (a)	104,187
95,787	Microsoft Corp.	2,669,584
3,769	Novell, Inc. (a)	27,212
44,355	Oracle Corp. (a)	804,156
10,277	Symantec Corp. (a)	177,792

		4,612,825

	Specialty Retail — 2.0%
984	Abercrombie & Fitch Co.	74,469
1,673	AutoNation, Inc. (a)	35,535
552	AutoZone, Inc. (a)	70,733
3,150	Bed Bath & Beyond, Inc. (a)	126,535
4,500	Best Buy Co., Inc.	219,240
1,583	Circuit City Stores, Inc.	29,333
5,857	Gap, Inc. (The)	100,799
22,686	Home Depot, Inc.	833,484
3,802	Limited Brands, Inc.	99,080
16,927	Lowe’s Cos., Inc.	533,031
3,073	Office Depot, Inc. (a)	107,985
833	OfficeMax, Inc.	43,932
1,514	RadioShack Corp.	40,923
1,240	Sherwin-Williams Co. (The)	81,890
7,970	Staples, Inc.	205,945
1,504	Tiffany & Co.	68,402
5,059	TJX Cos., Inc.	136,391

		2,807,707

	Textiles, Apparel & Luxury Goods — 0.5%
4,115	Coach, Inc. (a)	205,956
1,206	Jones Apparel Group, Inc.	37,060
1,150	Liz Claiborne, Inc.	49,278
2,101	Nike, Inc., Class B	223,252
681	Polo Ralph Lauren Corp.	60,030
1,001	V.F. Corp.	82,703

		658,279

	Thrifts & Mortgage Finance — 1.3%
6,556	Countrywide Financial Corp.	220,544
10,759	Fannie Mae	587,226
7,703	Freddie Mac	458,252
5,502	Hudson City Bancorp, Inc.	75,267
923	MGIC Investment Corp.	54,383
4,014	Sovereign Bancorp, Inc.	102,116
9,882	Washington Mutual, Inc.	399,035

		1,896,823

	Tobacco — 1.6%
23,327	Altria Group, Inc.	2,048,344
1,906	Reynolds American, Inc.	118,954
1,786	UST, Inc.	103,552

		2,270,850

	Trading Companies & Distributors — 0.0% (g)
796	WW Grainger, Inc.	61,483

	Wireless Telecommunication Services — 0.6%
4,004	Alltel Corp.	248,248
32,264	Sprint Nextel Corp.	611,725

		859,973

	Total Common Stocks (Cost $120,292,380)	141,352,642

JPMorgan Insurance Trust Equity Index Portfolio

Schedule of Portfolio Investments
As of March 31, 2007 (Unaudited) (continued)

Shares	Security Description	Value ($)

	Investment Company — 0.1%
1,340	SPDR Trust, Series 1
	(Cost $190,403)	190,347

	Total Long-Term Investments (Cost $120,482,783)	141,542,989

	Short-Term Investments — 0.6%
	Investment Company — 0.5%
727,679	JPMorgan Liquid Assets Money Market Fund (b) (m)	727,679

Principal Amount ($)

	U.S. Treasury Bills — 0.1%
70,000	U.S. Treasury Bills, 5.22%, 05/24/07 (k) (n)	69,500

	Total Short-Term Investments (Cost $797,171)	797,179

	Investments of Cash Collateral for Securities on Loan — 3.5%
	Certificates of Deposit — 0.6%
300,000	Natexis Banques Populaires, New York, FRN, 5.34%, 08/07/07	300,000
599,921	Societe Generale, New York, FRN, 5.31%, 06/20/07	599,921

		899,921

	Corporate Notes — 0.5%
500,000	American Express Credit Corp., FRN, 5.33%, 01/15/08	500,000
200,000	Banque Federative du Credit Mutuel, FRN, 5.32%, 04/30/08	200,000

		700,000

	Repurchase Agreements — 2.1%
448,352	Banc of America Securities LLC, 5.45%, dated 03/30/07, due 04/02/07, repurchase price $448,556, collateralized by U.S. Government Agency Mortgages	448,352
1,000,000	Bear Stearns Cos., Inc., 5.44%, dated 03/30/07, due 04/02/07, repurchase price $1,000,453, collateralized by U.S. Government Agency Mortgages	1,000,000
500,000	Credit Suisse First Boston LLC, 5.45%, dated 03/30/07, due 04/02/07, repurchase price $500,227, collateralized by U.S. Government Agency Mortgages	500,000
1,000,000	Lehman Brothers, Inc., 5.45%, dated 03/30/07, due 04/02/07, repurchase price $1,000,454, collateralized by U.S. Government Agency Mortgages	1,000,000

		2,948,352

	Time Deposit — 0.3%
500,000	Northern Rock plc, 5.32%, 05/15/07	500,000

	Total Investments of Cash Collateral for Securities on Loan (Cost $5,048,273)	5,048,273

	Total Investments — 103.5% (Cost $126,328,227)	147,388,441
	Liabilities in Excess of Other Assets — (3.5)%	(5,039,080)

	NET ASSETS — 100.0%	$142,349,361

Futures Contracts

NUMBER OF CONTRACTS	DESCRIPTION	EXPIRATION DATE	NOTIONAL VALUE AT 03/31/07 (USD)	UNREALIZED APPRECIATION (USD)

	Long Futures Outstanding
11	E-Mini S&P 500 Index	June, 2007	$787,160	$9,183

Percentages indicated are based on net assets.

ABBREVIATIONS:

(a)	Non-income producing security.
(b)	Investment in affiliate. Money market fund registered under the Investment Company Act of 1940, as amended, and advised by JPMorgan Investment Advisors, Inc.
(g)	Amount rounds to less than 0.1%.
(k)	Security is fully or partially segregated with the broker as collateral for futures or with brokers as initial margin for futures contracts.
(m)

All or a portion of this security is segregated for current or potential holdings of futures, swaps, options, TBA, when-issued securities, delayed delivery securities, and reverse repurchase agreements.

(n)	The rate shown is the effective yield at the date of purchase.
(q)	Investment in affiliate. The security is included in an index in which the Portfolio, as an index fund, invests.
FRN	Floating Rate Note. The rate shown is the rate in effect as of March 31, 2007.
SPDR	Standard & Poor’s Depositary Receipt
USD	United States Dollar

As of March 31, 2007, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$36,797,961
Aggregate gross unrealized depreciation	(15,737,747)

Net unrealized appreciation/depreciation	$21,060,214

Federal income tax cost of investments	$126,328,227

JPMorgan Insurance Trust Government Bond Portfolio

Schedule of Portfolio Investments
As of March 31, 2007 (Unaudited)

Principal Amount ($)	Security Description	Value ($)

	Long-Term Investments — 98.7%
	Collateralized Mortgage Obligations — 48.1%
	Federal Home Loan Mortgage Corp.
207,750	Series 1343, Class LA, 8.00%, 08/15/22	219,905
37,912	Series 1561, Class TA, PO, 08/15/08	37,402
399,959	Series 1577, Class PV, 6.50%, 09/15/23	413,264
1,082,179	Series 1584, Class L, 6.50%, 09/15/23	1,111,895
33,181	Series 1604, Class MB, IF, 6.43%, 11/15/08	33,548
70,386	Series 1625, Class SC, IF, 6.60%, 12/15/08	71,208
911,201	Series 1633, Class Z, 6.50%, 12/15/23	939,774
201,000	Series 1694, Class PK, 6.50%, 03/15/24	209,165
39,880	Series 1985, Class PL, 6.50%, 10/17/26 (m)	39,845
466,322	Series 1999, Class PU, 7.00%, 10/15/27	481,862
816,030	Series 2031, Class PG, 7.00%, 02/15/28 (m)	845,062
682,775	Series 2035, Class PC, 6.95%, 03/15/28	705,783
750,000	Series 2095, Class PE, 6.00%, 11/15/28	764,567
89,218	Series 2132, Class PD, 6.00%, 11/15/27	89,239
241,208	Series 2178, Class PB, 7.00%, 08/15/29	247,834
345,878	Series 2259, Class ZC, 7.35%, 10/15/30	357,730
670,306	Series 2345, Class PQ, 6.50%, 08/15/16	687,409
481,829	Series 2366, Class VG, 6.00%, 06/15/11	481,833
935,814	Series 2367, Class ME, 6.50%, 10/15/31	959,742
89,366	Series 2390, Class DO, PO, 12/15/31	72,785
883,000	Series 2527, Class BP, 5.00%, 11/15/17	872,786
5,000,000	Series 2543, Class YX, 6.00%, 12/15/32 (m)	5,080,397
3,230,000	Series 2578, Class PG, 5.00%, 02/15/18	3,145,439
2,000,000	Series 2626, Class KA, 3.00%, 03/15/30	1,878,480
650,000	Series 2631, Class TE, 4.50%, 02/15/28	630,748
671,073	Series 2647, Class A, 3.25%, 04/15/32	626,124
2,947,573	Series 2651, Class VZ, 4.50%, 07/15/18	2,803,736
2,438,000	Series 2656, Class BG, 5.00%, 10/15/32	2,382,184
410,000	Series 2682, Class LC, 4.50%, 07/15/32	389,947
2,500,000	Series 2684, Class PD, 5.00%, 03/15/29	2,488,195
1,250,000	Series 2749, Class TD, 5.00%, 06/15/21	1,236,941
650,000	Series 2773, Class TB, 4.00%, 04/15/19	587,149
625,000	Series 2827, Class DG, 4.50%, 07/15/19	588,828
1,200,000	Series 2827, Class TC, 5.00%, 10/15/28	1,192,502
842,578	Series 2927, Class GA, 5.50%, 10/15/34	849,446
1,250,000	Series 2929, Class PC, 5.00%, 01/15/28	1,238,652
864,218	Series 3085, Class VS, IF, 7.44%, 12/15/35	953,225
	Federal Home Loan Mortgage Corp. Structured Pass-Through Securities,
738,625	Series T-54, Class 2A, 6.50%, 02/25/43	755,343
451,336	Series T-56, Class A, PO, 05/25/43	381,205
	Federal National Mortgage Association,
30,003	Series 1988-16, Class B, 9.50%, 06/25/18	32,408
130,611	Series 1993-146, Class E, PO, 05/25/23	109,748
245,000	Series 1993-155, Class PJ, 7.00%, 09/25/23	257,286
39,896	Series 1993-197, Class SC, IF, 8.30%, 10/25/08	40,535
21,573	Series 1993-205, Class H, PO, 09/25/23	17,636
114,199	Series 1993-221, Class SG, IF, 3.62%, 12/25/08	113,774
1,888,499	Series 1993-223, Class PZ, 6.50%, 12/25/23	1,984,502
661,949	Series 1993-250, Class Z, 7.00%, 12/25/23	680,314
10,560	Series 1994-13, Class SM, IF, 9.65%, 02/25/09	10,860
283,878	Series 1994-28, Class K, 6.50%, 08/25/23	284,201
1,062,129	Series 1994-37, Class L, 6.50%, 03/25/24	1,097,570
6,388,638	Series 1994-72, Class K, 6.00%, 04/25/24	6,521,050
19,344	Series 1994-76, Class H, 5.00%, 02/25/24	19,234
199,100	Series 1998-46, Class GZ, 6.50%, 08/18/28	206,514
500,006	Series 1998-58, Class PC, 6.50%, 10/25/28	515,880
1,009,646	Series 1999-39, Class JH, IO, 6.50%, 08/25/29	222,813
454,773	Series 2001-4, Class PC, 7.00%, 03/25/21	473,346
1,562,703	Series 2001-33, Class ID, IO, 6.00%, 07/25/31	338,813
437,628	Series 2002-2, Class UC, 6.00%, 02/25/17	442,501
2,000,000	Series 2002-18, Class PC, 5.50%, 04/25/17	2,019,394
2,000,000	Series 2003-35, Class MD, 5.00%, 11/25/16	1,985,967
1,250,000	Series 2003-70, Class BE, 3.50%, 12/25/25	1,206,239
3,600,000	Series 2003-81, Class MC, 5.00%, 12/25/32	3,514,810
600,000	Series 2003-82, Class VB, 5.50%, 08/25/33	595,964
2,901,667	Series 2003-128, Class DY, 4.50%, 01/25/24	2,719,082
1,850,000	Series 2004-2, Class OE, 5.00%, 05/25/23	1,799,619
1,425,701	Series 2004-75, Class VK, 4.50%, 09/25/22	1,357,933
81,369	Series G92-44, Class ZQ, 8.00%, 07/25/22	86,164
34,935	Series G92-66, Class KA, 6.00%, 12/25/22	35,507
	Federal National Mortgage Association Whole Loan,

JPMorgan Insurance Trust Government Bond Portfolio

Schedule of Portfolio Investments
As of March 31, 2007 (Unaudited) (continued)

Principal Amount ($)	Security Description	Value ($)

819,588	Series 1999-W4, Class A9, 6.25%, 02/25/29	829,911
1,333,438	Series 2002-W7, Class A4, 6.00%, 06/25/29	1,345,899
707,450	Series 2003-W1, Class 1A1, 6.50%, 12/25/42	721,871
662,842	Series 2005-W1, Class 1A2, 6.50%, 10/25/44	677,101
	Government National Mortgage Association,
364,904	Series 1998-22, Class PD, 6.50%, 09/20/28	375,005
116,803	Series 1999-17, Class L, 6.00%, 05/20/29	118,594
387,970	Series 2001-6, Class PM, 6.50%, 06/16/30	388,719
2,500,000	Series 2001-10, Class PE, 6.50%, 03/16/31 (m)	2,607,448
1,000,000	Series 2001-64, Class PB, 6.50%, 12/20/31	1,036,001
6,919,156	Series 2003-59, Class XA, IO, VAR, 0.92%, 06/16/34	612,701
2,759,774	Series 2003-75, Class BE, 6.00%, 04/16/28	2,811,330
1,626,894	Series 2004-62, Class VA, 5.50%, 07/20/15	1,639,582

	Total Collateralized Mortgage Obligations (Cost $78,811,815)	78,705,005

	Mortgage Pass-Through Securities — 12.4%
	Federal Home Loan Mortgage Corp. Conventional Pools,
216,575	ARM, 7.02%, 01/01/27	218,506
64,649	ARM, 7.08%, 04/01/30	65,370
31,354	9.00%, 12/01/09	32,307
	Federal Home Loan Mortgage Corp. Gold Pools,
392,467	5.00%, 12/1/13 - 04/01/14	388,902
135,878	5.50%, 03/01/14	136,695
286,824	6.00%, 04/01/14 - 02/01/32	290,937
1,780,831	6.50%, 06/01/14 - 04/01/32	1,831,801
30,681	7.00%, 02/01/11	31,284
50,369	7.50%, 09/01/10	50,828
20,304	8.50%, 12/01/09 - 07/01/28	21,721
	Federal National Mortgage Association Various Pools,
4,000,989	5.00%, 11/01/13 - 11/01/33	3,898,722
7,043,645	5.50%, 11/01/16 - 01/01/34	6,998,129
2,037,333	6.00%, 04/01/13 - 09/01/28	2,070,036
583,788	6.50%, 11/01/11 - 04/01/32	600,792
174,124	7.50%, 02/01/13 - 08/01/30	180,748
406,624	8.00%, 11/01/12 - 01/01/16	419,707
	Government National Mortgage Association Various Pools,
2,674,516	ARM, 4.50%, 07/20/34 - 09/20/34	2,646,949
13,912	ARM, 5.75%, 07/20/27	14,072
29,678	6.50%, 03/15/28 - 09/15/28	30,562
75,355	7.00%, 12/15/25 - 06/15/28	78,839
40,030	7.50%, 05/15/23 - 12/20/26	41,751
221,299	8.00%, 11/20/26 - 10/15/27	234,227
17,380	9.00%, 11/15/24	18,712

	Total Mortgage Pass-Through Securities (Cost $20,512,328)	20,301,597

	U.S. Government Agency Securities — 13.3%
1,500,000	Federal Farm Credit Bank, 6.75%, 07/07/09	1,559,995
1,000,000	Federal Home Loan Bank System, 5.90%, 03/26/09	1,019,039
6,000,000	Federal National Mortgage Association, Zero Coupon, 09/23/20	2,938,488
	Financing Corp. Fico,
2,000,000	Zero Coupon, 11/02/18	1,110,040
8,000,000	Zero Coupon, 12/06/18	4,415,536
3,000,000	Zero Coupon, 10/09/19	1,505,481
630,000	Zero Coupon, 03/23/28	207,465
	Resolution Funding Corp.,
1,000,000	Zero Coupon, 10/15/17	597,412
2,000,000	Zero Coupon, 01/15/20	1,051,346
4,000,000	Zero Coupon, 07/15/20	2,046,924
	Tennessee Valley Authority,
5,000,000	Zero Coupon, 07/15/16	3,149,495
2,000,000	6.00%, 03/15/13	2,110,248

	Total U.S. Government Agency Securities (Cost $19,629,920)	21,711,469

	U.S. Treasury Obligations — 24.9%
	U.S. Treasury Bonds,
650,000	6.13%, 11/15/27	750,445
2,700,000	7.25%, 05/15/16	3,212,473
1,250,000	8.13%, 08/15/19	1,632,423
2,000,000	9.13%, 05/15/18	2,749,218
2,800,000	10.38%, 11/15/12	2,889,359
	U.S. Treasury Inflation Indexed Bonds,
581,537	3.50%, 01/15/11	613,998
5,011,973	3.63%, 01/15/08	5,088,521
	U.S. Treasury Notes,

JPMorgan Insurance Trust Government Bond Portfolio

Schedule of Portfolio Investments
As of March 31, 2007 (Unaudited) (continued)

Principal Amount ($)	Security Description	Value ($)

2,250,000	4.25%, 08/15/13	2,211,593
2,500,000	4.50%, 09/30/11	2,495,897
200,000	6.00%, 08/15/09	206,242
	U.S. Treasury Bonds Coupon STRIPS,
4,000,000	11/15/09	3,558,508
2,500,000	08/15/14	1,784,208
2,000,000	11/15/14	1,409,026
1,750,000	02/15/15	1,216,002
500,000	05/15/15	343,707
750,000	08/15/15	509,228
3,000,000	11/15/15	2,008,410
400,000	05/15/16	261,161
15,000,000	05/15/20	7,887,375

	Total U.S. Treasury Obligations (Cost $39,611,764)	40,827,794

	Total Long-Term Investments (Cost $158,565,827)	161,545,865

Shares

	Short-Term Investment — 0.8%
	Investment Company — 0.8%
1,356,577	JPMorgan U.S. Government Money Market Fund (b) (Cost $1,356,577)	1,356,577

Principal Amount ($)

	Investments of Cash Collateral for Securities on Loan — 23.1%
	Repurchase Agreements — 23.1%
5,725,352	Banc of America Securities LLC, 5.45%, dated 03/30/07, due 04/02/07, repurchase price $5,727,951, collateralized by U.S. Government Agency Mortgages	5,725,352
8,000,000	Bear Stearns, 5.44%, dated 03/30/07, due 04/02/07, repurchase price, $8,003,625, collateralized by U.S. Government Agency Mortgages	8,000,000
8,000,000	Credit Suisse First Boston LLC, 5.45%, dated 03/30/07, due 04/02/07, repurchase price $8,003,632, collateralized by U.S. Government Agency Mortgages	8,000,000
8,000,000	HSBC Securities, Inc., 5.38%, dated 03/30/07, due 04/02/07, repurchase price $8,003,587, collateralized by U.S. Government Agency Mortgages	8,000,000
8,000,000	Lehman Brothers, Inc., 5.45%, dated 03/30/07, due 04/02/07, repurchase price $8,003,632, collateralized by U.S. Government Agency Mortgages	8,000,000

	Total Investments of Cash Collateral for Securities on Loan (Cost $37,725,352)	37,725,352

	Total Investments — 122.6% (Cost $197,647,756)	200,627,794
	Liabilities in Excess of Other Assets — (22.6)%	(36,989,469)

	NET ASSETS — 100.0%	$163,638,325

Percentages indicated are based on net assets.

ABBREVIATIONS:

(b)	Investment in affiliate. Money market fund registered under the Investment Company Act of 1940, as amended, and advised by JPMorgan Investment Advisors Inc.
(m)	All or portion of this security is segregated for current or potential holdings of futures, swaps, options, TBA,when-issued securities, delayed delivery securities, and reverse repurchase agreements.
ARM	Adjustable Rate Mortgage
IF

Inverse Floaters represent securities that pay interest at a rate that increases (decreases) with a decline (incline) in a specified index. The rate shown is the rate in effect as of March 31, 2007. The rate may be subject to a cap and a floor.

IO

Interest Only represents the right to receive the monthly interest payment on an underlying pool of mortgage loans. The face amount shown represents the par value on the generally higher than prevailing market underlying pool. The yields on these securities exceed yields on other mortgage-backed securities because their cash flow patterns are more volatile and there is a greater risk that the initial investment will not be fully recouped.

These securities are subject to accelerated principal paydowns as a result of prepayment or refinancing of the underlying pool of mortgage instruments. As a result, interest income may be reduced considerably.

PO

Principal Only represents the right to receive the principal portion only on an underlying pool of mortgage loans. The market value of these securities is extremely volatile in response to changes in market interest rates. As prepayments on the underlying mortgages of these securities increase, the yield on these securities increases.

STRIPS	Separate Trading of Registered Interest and Principal Securities
VAR	Variable rate note. The interest rate shown is the rate in effect at March 31, 2007.

As of March 31, 2007, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$5,008,032
Aggregate gross unrealized depreciation	(2,027,994)

Net unrealized appreciation/depreciation	$2,980,038

Federal income tax cost of investments	$197,647,756

JPMorgan Insurance Trust International Equity Portfolio

Schedule of Portfolio Investments
As of March 31, 2007 (Unaudited)

Shares	Security Description	Value ($)

	Long-Term Investments — 99.3% (l)
	Common Stocks — 99.3%
	Australia — 1.3%
3,100	BHP Billiton Ltd.	75,091

	Belgium — 1.8%
1,900	Dexia	56,776
1,000	Fortis	45,649

		102,425

	Brazil — 2.6%
2,300	Companhia Vale do Rio Doce ADR	85,077
600	Petroleo Brasileiro S.A. ADR	59,706

		144,783

	Finland — 1.5%
3,600	Nokia OYJ	82,951

	France — 14.7%
500	Accor S.A.	47,842
2,300	AXA S.A.	97,814
900	BNP Paribas	94,136
1,100	Cie de Saint-Gobain	108,000
500	Imerys S.A.	46,565
500	Lafarge S.A.	78,560
275	Pernod-Ricard S.A.	55,917
900	Sanofi-Aventis	78,313
3,100	Total S.A.	216,569

		823,716

	Germany — 5.3%
400	BASF AG	44,915
400	Bayerische Motoren Werke AG	23,630
1,900	Deutsche Post AG	57,308
300	Linde AG	32,295
1,300	SAP AG	58,012
732	Siemens AG	78,387

		294,547

	Hong Kong — 1.4%
6,500	Esprit Holdings Ltd.	76,167

	Ireland — 0.8%
2,200	Bank of Ireland	47,202

	Italy — 5.4%
5,400	ENI S.p.A.	175,726
6,100	Intesa Sanpaolo S.p.A.	46,363
8,700	UniCredito Italiano S.p.A.	82,844

		304,933

	Japan — 19.5%
1,400	Astellas Pharma, Inc.	60,175
5,000	Bank of Yokohama Ltd. (The)	37,169
1,300	Canon, Inc.	69,803
1,200	Daikin Industries Ltd.	41,629
200	Hirose Electric Co., Ltd.	23,943
1,900	Honda Motor Co., Ltd.	66,207
3,400	Mitsubishi Corp.	78,489
8	Mitsubishi UFJ Financial Group, Inc.	90,134
2,000	Mitsui Fudosan Co., Ltd.	58,467
8	Mizuho Financial Group, Inc.	51,389
800	Nidec Corp.	51,343
2,300	Nissan Motor Co., Ltd.	24,572
900	Nitto Denko Corp.	42,184
1,500	Nomura Holdings, Inc.	31,099
1,600	Seven & I Holdings Co., Ltd.	48,505
800	Shin-Etsu Chemical Co., Ltd.	48,675
300	SMC Corp.	40,115
1,400	Sony Corp.	70,755
5,000	Sumitomo Corp.	89,596
8	Sumitomo Mitsui Financial Group, Inc.	72,428

		1,096,677

	Mexico — 0.6%
300	Fomento Economico Mexicano S.A.B. de C.V. ADR	33,117

	Netherlands — 4.7%
2,000	ING Groep N.V. CVA	84,614
1,500	Koninklijke Philips Electronics N.V.	57,173
3,300	Reed Elsevier N.V.	58,453
2,100	Wolters Kluwer N.V. CVA	63,001

		263,241

	Spain — 2.3%
800	Altadis S.A.	51,309
3,100	Banco Bilbao Vizcaya Argentaria S.A.	76,122

		127,431

	Sweden — 1.3%
20,400	Telefonaktiebolaget LM Ericsson, Class B	75,629

JPMorgan Insurance Trust International Equity Portfolio

Schedule of Portfolio Investments
As of March 31, 2007 (Unaudited) (continued)

Shares	Security Description	Value ($)

	Switzerland — 11.0%
800	Adecco S.A.	50,870
800	Holcim Ltd.	80,493
260	Nestle S.A.	101,316
1,900	Novartis AG	106,146
500	Roche Holding AG	88,818
2,200	UBS AG	131,190
200	Zurich Financial Services AG	57,835

		616,668

	United Kingdom — 25.1%
7,700	Barclays plc	109,184
4,700	BG Group plc	67,798
1,100	BHP Billiton plc	24,441
1,850	British Land Co. plc	55,803
3,189	Burberry Group plc	40,994
6,000	Centrica plc	45,776
4,600	GlaxoSmithKline plc	126,975
9,200	HSBC Holdings plc	160,480
3,857	ICAP plc	40,258
10,292	Kingfisher plc	56,488
2,787	Man Group plc	30,471
1,800	Schroders plc	44,896
5,500	Smith & Nephew plc	69,993
2,800	Standard Chartered plc	80,887
14,100	Tesco plc	123,398
43,300	Vodafone Group plc	115,778
9,000	William Morrison Supermarkets plc	54,690
3,500	Wolseley plc	82,254
5,000	WPP Group plc	75,919

		1,406,483

	Total Investments — 99.3% (Cost $5,004,003)	5,571,061
	Other Assets Less Liabilities — 0.7%	39,965

	Net Assets — 100.0%	$5,611,026

Percentages indicated are based on net assets.

As of March 31, 2007, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$657,319
Aggregate gross unrealized depreciation	(90,261)

Net unrealized appreciation/depreciation	$567,058

Federal income tax cost of investments	$5,004,003

Summary of Investments by Industry, March 31, 2007

The Following table represents the portfolio investments of the Portfolio by industry classifications as a percentage of net assets:

INDUSTRY	PERCENTAGE

Commercial Banks	17.9%
Oil, Gas & Consumable Fuels	9.3
Pharmaceuticals	8.2
Capital Markets	5.0
Trading Companies & Distributors	4.5
Food & Staples Retailing	4.0
Construction Materials	3.7
Media	3.5
Metals & Mining	3.3
Chemicals	3.0
Communications Equipment	2.8
Insurance	2.8
Building Products	2.7
Specialty Retail	2.4
Diversified Financial Services	2.3
Household Durables	2.3
Wireless Telecommunication Services	2.1
Automobiles	2.0
Food Products	1.8
Beverages	1.6
Industrial Conglomerates	1.4
Electronic Equipment & Instruments	1.3
Healthcare Equipment & Supplies	1.2
Office Electronics	1.2
Air Freight & Logistics	1.0
Real Estate Investment Trusts (REITs)	1.0
Real Estate Management & Development	1.0
Software	1.0
Other (less than 1.0%)	5.0

The portfolio’s composition is subject to change.

JPMorgan Insurance Trust International Equity Portfolio

Schedule of Portfolio Investments
As of March 31, 2007 (Unaudited) (continued)

ABBREVIATIONS:

(l)	All or portion of this security is segregated for current or potential holdings with the custodian for forward foreign currency contracts.
ADR	American Depository Receipt
CVA	Dutch Certification

JPMorgan Insurance Trust Intrepid Growth Portfolio

Schedule of Portfolio Investments
As of March 31, 2007 (Unaudited)

Shares	Security Description	Value ($)

	Long-Term Investments — 98.8%
	Common Stocks — 98.8%
	Aerospace & Defense — 6.1%
53,020	Boeing Co.	4,714,008
33,570	General Dynamics Corp.	2,564,748
41,550	Honeywell International, Inc.	1,913,793
37,335	Lockheed Martin Corp.	3,622,242
7,280	Precision Castparts Corp.	757,484

		13,572,275

	Airlines — 1.1%
20,400	AMR Corp. (a)	621,180
17,740	Continental Airlines, Inc., Class B (a)	645,559
14,920	UAL Corp. (a)	569,496
14,160	US Airways Group, Inc. (a)	643,997

		2,480,232

	Auto Components — 0.7%
15,400	Johnson Controls, Inc.	1,457,148

	Beverages — 1.3%
57,100	Anheuser-Busch Cos., Inc.	2,881,266

	Building Products — 0.3%
12,300	American Standard Cos., Inc.	652,146

	Capital Markets — 5.6%
9,400	Bear Stearns Cos., Inc. (The)	1,413,290
21,880	Goldman Sachs Group, Inc.	4,521,064
31,980	Lehman Brothers Holdings, Inc.	2,240,839
16,220	Merrill Lynch & Co., Inc.	1,324,687
38,810	Morgan Stanley	3,056,676

		12,556,556

	Commercial Services & Supplies — 0.9%
17,700	Herman Miller, Inc.	592,773
8,880	Manpower, Inc.	655,078
18,400	TeleTech Holdings, Inc. (a)	675,096

		1,922,947

	Communications Equipment — 3.6%
286,710	Cisco Systems, Inc. (a)	7,319,706
20,740	Polycom, Inc. (a)	691,264

		8,010,970

	Computers & Peripherals — 7.0%
33,755	Apple, Inc. (a)	3,136,177
65,200	Brocade Communications Systems, Inc. (a)	620,704
117,470	Hewlett-Packard Co.	4,715,246
71,100	International Business Machines Corp.	6,701,886
8,340	Lexmark International, Inc., Class A (a)	487,556

		15,661,569

	Diversified Consumer Services — 0.4%
18,860	Sotheby’s	838,893

	Diversified Telecommunication Services — 1.2%
49,440	AT&T, Inc.	1,949,419
80,020	Qwest Communications International, Inc. (a)	719,380

		2,668,799

	Electric Utilities — 1.2%
45,150	FPL Group, Inc.	2,761,826

	Electrical Equipment — 0.3%
12,510	General Cable Corp. (a)	668,409

	Electronic Equipment & Instruments — 0.2%
8,440	Amphenol Corp., Class A	544,971

	Energy Equipment & Services — 1.0%
11,000	Cameron International Corp. (a)	690,690
8,800	National Oilwell Varco, Inc. (a)	684,552
21,300	Superior Energy Services (a)	734,211

		2,109,453

	Food & Staples Retailing — 4.2%
165,402	CVS/Caremark Corp.	5,646,824
104,460	Kroger Co. (The)	2,950,995
18,720	Safeway, Inc.	685,901

		9,283,720

JPMorgan Insurance Trust Intrepid Growth Portfolio

Schedule of Portfolio Investments
As of March 31, 2007 (Unaudited) (continued)

Shares	Security Description	Value ($)

	Food Products — 1.5%
27,120	ConAgra Foods, Inc.	675,559
45,840	General Mills, Inc.	2,668,805

		3,344,364

	Health Care Equipment & Supplies — 3.4%
71,390	Baxter International, Inc.	3,760,111
40,680	Becton, Dickinson & Co.	3,127,885
12,900	Kinetic Concepts, Inc. (a)	653,256

		7,541,252

	Health Care Providers & Services — 2.8%
11,820	AmerisourceBergen Corp.	623,505
4,350	Cigna Corp.	620,571
10,420	Humana, Inc. (a)	604,568
7,790	Laboratory Corp. of America Holdings (a)	565,788
8,800	WellCare Health Plans, Inc. (a)	750,200
37,730	WellPoint, Inc. (a)	3,059,903

		6,224,535

	Hotels, Restaurants & Leisure — 2.1%
41,250	Marriott International, Inc., Class A	2,019,600
58,265	McDonald’s Corp.	2,624,838

		4,644,438

	Household Products — 1.2%
31,130	Colgate-Palmolive Co.	2,079,173
7,800	Energizer Holdings, Inc. (a)	665,574

		2,744,747

	Independent Power Producers & Energy Traders — 0.4%
10,800	NRG Energy, Inc. (a)	778,032

	Insurance — 1.1%
14,000	Principal Financial Group, Inc.	838,180
18,700	Prudential Financial, Inc.	1,687,862

		2,526,042

	Internet Software & Services — 3.3%
12,200	Akamai Technologies, Inc. (a)	609,024
10,300	Digital River, Inc. (a)	569,075
11,870	Google, Inc., Class A (a)	5,438,359
24,800	ValueClick, Inc. (a)	648,024

		7,264,482

	IT Services — 2.1%
11,220	Alliance Data Systems Corp. (a)	691,376
7,440	Cognizant Technology Solutions Corp., Class A (a)	656,729
26,420	Convergys Corp. (a)	671,332
24,060	Electronic Data Systems Corp.	665,981
22,080	Sabre Holdings Corp., Class A	723,120
21,300	Total System Services, Inc.	678,405
17,900	VeriFone Holdings, Inc. (a)	657,467

		4,744,410

	Life Sciences Tools & Services — 0.9%
19,600	Applera Corp.- Applied Biosystems Group	579,572
13,940	Thermo Fisher Scientific, Inc. (a)	651,695
11,860	Waters Corp. (a)	687,880

		1,919,147

	Machinery — 3.7%
4,360	Cummins, Inc.	630,979
35,050	Danaher Corp.	2,504,322
11,920	Manitowoc Co., Inc. (The)	757,278
40,900	PACCAR, Inc.	3,002,060
7,700	Parker-Hannifin Corp.	664,587
9,660	Terex Corp. (a)	693,202

		8,252,428

	Media — 3.7%
19,400	Marvel Entertainment, Inc. (a)	538,350
48,820	McGraw-Hill Cos., Inc. (The)	3,069,801
79,600	News Corp., Class A	1,840,352
83,590	Walt Disney Co. (The)	2,878,004

		8,326,507

	Metals & Mining — 2.4%
13,848	Freeport-McMoRan Copper & Gold, Inc., Class B	916,599
40,870	Nucor Corp.	2,661,863
23,510	Southern Copper Corp.	1,684,727

		5,263,189

JPMorgan Insurance Trust Intrepid Growth Portfolio

Schedule of Portfolio Investments
As of March 31, 2007 (Unaudited) (continued)

Shares	Security Description	Value ($)

	Multiline Retail — 4.2%
24,600	Big Lots, Inc. (a)	769,488
38,680	JC Penney Co., Inc.	3,177,949
46,600	Kohl’s Corp. (a)	3,570,026
12,200	Nordstrom, Inc.	645,868
6,740	Sears Holdings Corp. (a)	1,214,278

		9,377,609

	Oil, Gas & Consumable Fuels — 3.5%
45,700	Exxon Mobil Corp.	3,448,065
22,660	Frontier Oil Corp.	739,622
12,060	Holly Corp.	715,158
28,050	Marathon Oil Corp.	2,772,182

		7,675,027

	Personal Products — 0.3%
14,060	NBTY, Inc. (a)	745,742

	Pharmaceuticals — 8.8%
38,300	Abbott Laboratories	2,137,140
123,350	Bristol-Myers Squibb Co.	3,424,196
61,080	Forest Laboratories, Inc. (a)	3,141,955
35,000	King Pharmaceuticals, Inc. (a)	688,450
80,490	Merck & Co., Inc.	3,555,243
104,440	Pfizer, Inc.	2,638,155
157,780	Schering-Plough Corp.	4,024,968

		19,610,107

	Real Estate Investment Trusts (REITs) — 0.8%
27,860	ProLogis	1,808,950

	Real Estate Management & Development — 0.6%
19,740	CB Richard Ellis Group, Inc., Class A (a)	674,713
6,000	Jones Lang LaSalle, Inc.	625,680

		1,300,393

	Road & Rail — 1.4%
76,850	CSX Corp.	3,077,843

	Semiconductors & Semiconductor Equipment — 4.4%
30,800	Agere Systems, Inc. (a)	696,696
183,620	Applied Materials, Inc.	3,363,919
15,740	International Rectifier Corp. (a)	601,425
12,500	KLA-Tencor Corp.	666,500
14,420	Lam Research Corp. (a)	682,643
14,740	MEMC Electronic Materials, Inc. (a)	892,949
20,820	Novellus Systems, Inc. (a)	666,656
22,460	NVIDIA Corp. (a)	646,399
75,200	ON Semiconductor Corp. (a)	670,784
14,900	Varian Semiconductor Equipment Associates, Inc. (a)	795,362

		9,683,333

	Software — 5.0%
21,820	BMC Software, Inc. (a)	671,838
33,920	Cadence Design Systems, Inc. (a)	714,355
10,620	FactSet Research Systems, Inc.	667,467
14,800	Hyperion Solutions Corp. (a)	767,084
21,700	McAfee, Inc. (a)	631,036
51,100	Microsoft Corp.	1,424,157
276,140	Oracle Corp. (a)	5,006,418
26,560	Sybase, Inc. (a)	671,437
24,740	Synopsys, Inc. (a)	648,930

		11,202,722

	Specialty Retail — 1.7%
20,460	American Eagle Outfitters, Inc.	613,595
5,000	AutoZone, Inc. (a)	640,700
24,000	CarMax, Inc. (a)	588,960
12,350	OfficeMax, Inc.	651,339
25,100	RadioShack Corp.	678,453
9,400	Sherwin-Williams Co. (The)	620,776

		3,793,823

	Textiles, Apparel & Luxury Goods — 1.6%
26,320	Coach, Inc. (a)	1,317,316
11,300	Nike, Inc., Class B	1,200,738
11,180	Phillips-Van Heusen Corp.	657,384
4,880	Polo Ralph Lauren Corp.	430,172

		3,605,610

	Thrifts & Mortgage Finance — 0.6%
39,000	Countrywide Financial Corp.	1,311,960

	Tobacco — 1.9%

JPMorgan Insurance Trust Intrepid Growth Portfolio

Schedule of Portfolio Investments
As of March 31, 2007 (Unaudited) (continued)

Shares	Security Description	Value ($)

9,540	Loews Corp. - Carolina Group	721,320
43,520	Reynolds American, Inc.	2,716,083
11,740	UST, Inc.	680,685

		4,118,088

	Trading Companies & Distributors — 0.3%
10,120	WESCO International, Inc. (a)	635,334

	Total Common Stocks (Cost $205,926,754)	219,591,294

	Short-Term Investment — 1.3%
	Investment Company — 1.3%
2,956,121	JPMorgan Liquid Assets Money Market Fund (b) (m) (Cost $2,956,121)	2,956,121

Principal Amount ($)

	Investments of Cash Collateral for Securities on Loan — 5.7%
	Certificate of Deposit — 0.4%
850,000	Natexis Banques Populaires, New York, FRN, 5.34%, 08/07/07	850,000

	Corporate Note — 0.0% (g)
100,000	Beta Finance, Inc., FRN, 5.37%, 01/15/08	100,000

	Repurchase Agreements — 4.9%
1,854,812	Banc of America Securities LLC, 5.45%, dated 03/30/07, due 04/02/07, repurchase price $1,855,654, collateralized by U.S. Government Agency Mortgages	1,854,812
2,250,000	Bear Stearns Cos., Inc., 5.45%, dated 03/30/07, due 04/02/07, repurchase price $2,251,022, collateralized by U.S. Government Agency Mortgages	2,250,000
2,250,000	Credit Suisse First Boston LLC, 5.45%, dated 03/30/07, due 04/02/07, repurchase price $2,251,022, collateralized by U.S. Government Agency Mortgages	2,250,000
2,250,000	HSBC Securities, Inc., 5.38%, dated 03/30/07, due 04/02/07, repurchase price $2,251,009, collateralized by U.S. Government Agency Mortgages	2,250,000
2,250,000	Lehman Brothers, Inc., 5.45%, due 03/30/07, dated 04/02/07, repurchase price $2,251,022, collateralized by U.S. Government Agency Mortgages	2,250,000

		10,854,812

	Time Deposit — 0.4%
800,000	Northern Rock plc, 5.32%, 05/15/07	800,000

	Total Investments of Cash Collateral for Securities on Loan (Cost $12,604,812)	12,604,812

	Total Investments — 105.8%
	(Cost $221,487,687)	235,152,227
	Liabilities in Excess of Other Assets — (5.8)%	(12,798,631)

	NET ASSETS — 100.0%	$222,353,596

Percentages indicated are based on net assets.

ABBREVIATIONS:

(a)	Non-income producing security.
(b)	Investment in affiliate. Money market fund registered under the Investment Company Act of 1940, as amended, and advised by J.P. Morgan Investment Advisors Inc.
(g)	Amount rounds to less than 0.1%.
(m)	All or a portion of this security is segregated for current or potential holdings of futures, swaps, options, when-issued securities, delayed delivery securities, and reverse repurchase agreements.
FRN	Floating Rate Note. The rate shown is the rate in effect as of March 31, 2007.

As of March 31, 2007, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$16,357,318
Aggregate gross unrealized depreciation	(2,692,778)

Net unrealized appreciation/depreciation	$13,664,540

Federal income tax cost of investments	$221,487,687

JPMorgan Insurance Trust Intrepid Mid Cap Portfolio

Schedule of Portfolio Investments
As of March 31, 2007 (Unaudited)

Shares	Security Description	Value ($)

	Long-Term Investments — 97.9%
	Common Stocks — 97.9%
	Aerospace & Defense — 0.7%
4,310	Armor Holdings, Inc. (a)	290,192
3,230	Precision Castparts Corp.	336,082

		626,274

	Airlines — 2.1%
17,370	AMR Corp. (a)	528,917
9,910	Continental Airlines, Inc., Class B (a)	360,625
12,130	UAL Corp. (a)	463,002
9,940	US Airways Group, Inc. (a)	452,071

		1,804,615

	Auto Components — 0.6%
6,550	BorgWarner, Inc.	494,001

	Automobiles — 0.3%
4,810	Harley-Davidson, Inc.	282,587

	Beverages — 0.4%
3,750	Molson Coors Brewing Co., Class B	354,825

	Capital Markets — 2.6%
8,630	A.G. Edwards, Inc.	597,023
11,300	American Capital Strategies Ltd.	500,703
11,150	Ameriprise Financial, Inc.	637,111
2,870	Bear Stearns Cos., Inc. (The)	431,505

		2,166,342

	Chemicals — 1.4%
8,260	Albemarle Corp.	341,468
17,020	Celanese Corp., Class A	524,897
9,200	Lyondell Chemical Co.	275,724

		1,142,089

	Commercial Banks — 2.5%
10,010	Comerica, Inc.	591,792
19,000	Keycorp	711,930
5,760	PNC Financial Services Group, Inc.	414,547
11,260	Regions Financial Corp.	398,266

		2,116,535

	Commercial Services & Supplies — 1.9%
4,070	Avery Dennison Corp.	261,538
7,060	Herman Miller, Inc.	236,440
7,470	Manpower, Inc.	551,062
15,780	R.R. Donnelley & Sons Co.	577,390

		1,626,430

	Communications Equipment — 0.3%
7,290	Polycom, Inc. (a)	242,976

	Computers & Peripherals — 1.7%
25,110	Brocade Communications Systems, Inc. (a)	239,047
7,780	Lexmark International, Inc., Class A (a)	454,819
12,060	NCR Corp. (a)	576,106
10,865	Western Digital Corp. (a)	182,641

		1,452,613

	Consumer Finance — 0.9%
11,890	AmeriCredit Corp. (a)	271,805
10,260	First Marblehead Corp. (The)	460,572

		732,377

	Diversified Consumer Services — 0.8%
31,910	Service Corp. International	378,452
7,010	Sotheby’s	311,805

		690,257

	Diversified Financial Services — 0.7%
11,890	CIT Group, Inc.	629,219

	Diversified Telecommunication Services — 2.4%
12,040	AT&T, Inc.	474,737
12,005	CenturyTel, Inc.	542,506
11,220	Embarq Corp.	632,247
44,660	Qwest Communications International, Inc. (a)	401,493

		2,050,983

	Electric Utilities — 2.3%
17,350	American Electric Power Co., Inc.	845,812
5,290	FirstEnergy Corp.	350,410
7,720	FPL Group, Inc.	472,232
9,100	Westar Energy, Inc.	250,432

		1,918,886

JPMorgan Insurance Trust Intrepid Mid Cap Portfolio

Schedule of Portfolio Investments
As of March 31, 2007 (Unaudited) (continued)

Shares	Security Description	Value ($)

	Electrical Equipment — 1.4%
5,160	Acuity Brands, Inc.	280,910
8,940	Cooper Industries Ltd., Class A	402,211
4,740	General Cable Corp. (a)	253,258
3,170	Genlyte Group, Inc. (a)	223,644

		1,160,023

	Electronic Equipment & Instruments — 1.0%
14,530	Avnet, Inc. (a)	525,114
3,580	Mettler-Toledo International, Inc. (Switzerland) (a)	320,661

		845,775

	Energy Equipment & Services — 2.6%
9,520	Cameron International Corp. (a)	597,761
4,930	ENSCO International, Inc.	268,192
8,830	National Oilwell Varco, Inc. (a)	686,886
3,010	SEACOR Holdings, Inc. (a)	296,184
6,520	Tidewater, Inc.	381,941

		2,230,964

	Food & Staples Retailing — 1.1%
32,460	Kroger Co. (The)	916,995

	Food Products — 1.3%
26,800	ConAgra Foods, Inc.	667,588
8,490	H.J. Heinz Co.	400,049

		1,067,637

	Gas Utilities — 1.8%
7,560	AGL Resources, Inc.	322,963
6,945	Energen Corp.	353,431
11,590	ONEOK, Inc.	521,550
11,080	UGI Corp.	295,947

		1,493,891

	Health Care Equipment & Supplies — 0.3%
5,840	Kinetic Concepts, Inc. (a)	295,738

	Health Care Providers & Services — 5.1%
9,010	Aetna, Inc.	394,548
12,860	AmerisourceBergen Corp.	678,365
5,350	Cigna Corp.	763,231
6,611	Coventry Health Care, Inc. (a)	370,547
10,825	Humana, Inc. (a)	628,066
8,330	Laboratory Corp. of America Holdings (a)	605,008
7,960	McKesson Corp.	465,978
4,820	WellCare Health Plans, Inc. (a)	410,905

		4,316,648

	Hotels, Restaurants & Leisure — 2.7%
17,805	Brinker International, Inc.	582,223
11,320	Darden Restaurants, Inc.	466,271
5,110	International Speedway Corp., Class A	264,187
3,950	Jack in the Box, Inc. (a)	273,064
12,230	Yum! Brands, Inc.	706,405

		2,292,150

	Household Durables — 1.4%
7,600	Jarden Corp. (a)	291,080
6,410	Snap-On, Inc.	308,321
6,750	Stanley Works (The)	373,680
9,350	Tempur-Pedic International, Inc.	243,006

		1,216,087

	Household Products — 0.6%
6,025	Energizer Holdings, Inc. (a)	514,113

	Independent Power Producers & Energy Traders — 2.2%
16,880	Mirant Corp. (a)	682,965
9,640	NRG Energy, Inc. (a)	694,465
7,330	TXU Corp.	469,853

		1,847,283

	Insurance — 3.4%
14,790	American Financial Group, Inc.	503,452
10,110	Assurant, Inc.	542,199
1,100	Markel Corp. (a)	533,313
9,250	Nationwide Financial Services, Inc.	498,205
6,620	Philadelphia Consolidated Holding Co. (a)	291,214
14,302	W.R. Berkley Corp.	473,682

		2,842,065

	Internet & Catalog Retail — 0.6%
22,850	Expedia, Inc. (a)	529,663

	Internet Software & Services — 0.3%
4,150	Digital River, Inc. (a)	229,287

	IT Services — 3.1%
8,410	Alliance Data Systems Corp. (a)	518,224
19,300	Convergys Corp. (a)	490,413

JPMorgan Insurance Trust Intrepid Mid Cap Portfolio

Schedule of Portfolio Investments
As of March 31, 2007 (Unaudited) (continued)

Shares	Security Description	Value ($)

22,590	Electronic Data Systems Corp.	625,291
16,700	Sabre Holdings Corp., Class A	546,925
13,850	Total System Services, Inc.	441,123

		2,621,976

	Leisure Equipment & Products — 1.5%
18,950	Hasbro, Inc.	542,349
26,540	Mattel, Inc.	731,708

		1,274,057

	Life Sciences Tools & Services — 1.6%
17,640	Thermo Fisher Scientific, Inc. (a)	824,670
9,240	Waters Corp. (a)	535,920

		1,360,590

	Machinery — 4.8%
4,624	Cummins, Inc.	669,185
8,440	Eaton Corp.	705,247
9,040	Manitowoc Co., Inc. (The)	574,311
10,630	PACCAR, Inc.	780,242
7,280	Parker-Hannifin Corp.	628,337
9,520	Terex Corp. (a)	683,155

		4,040,477

	Media — 2.9%
19,770	DIRECTV Group, Inc. (The) (a)	456,094
11,970	Gannett Co., Inc.	673,791
8,970	Marvel Entertainment, Inc. (a)	248,917
6,080	McGraw-Hill Cos., Inc. (The)	382,311
5,180	Meredith Corp.	297,280
4,200	Omnicom Group, Inc.	429,996

		2,488,389

	Metals & Mining — 4.3%
4,510	Allegheny Technologies, Inc.	481,172
2,800	Carpenter Technology Corp.	338,128
13,590	Commercial Metals Co.	426,047
2,257	Freeport-McMoRan Copper & Gold, Inc., Class B	149,391
6,910	Nucor Corp.	450,048
7,600	Southern Copper Corp.	544,616
11,170	Steel Dynamics, Inc.	482,544
7,430	United States Steel Corp.	736,833

		3,608,779

	Multi-Utilities — 2.5%
30,130	CenterPoint Energy, Inc.	540,532
8,210	OGE Energy Corp.	318,548
12,165	Sempra Energy	742,187
21,240	Xcel Energy, Inc.	524,416

		2,125,683

	Multiline Retail — 3.0%
11,580	Big Lots, Inc. (a)	362,222
8,800	Dollar Tree Stores, Inc. (a)	336,512
9,640	JC Penney Co., Inc.	792,022
5,850	Kohl’s Corp. (a)	448,169
11,330	Nordstrom, Inc.	599,810

		2,538,735

	Office Electronics — 0.8%
42,420	Xerox Corp. (a)	716,474

	Oil, Gas & Consumable Fuels — 3.8%
12,440	Frontier Oil Corp.	406,042
5,650	Holly Corp.	335,045
5,090	Marathon Oil Corp.	503,045
11,870	Noble Energy, Inc.	708,045
4,790	Overseas Shipholding Group, Inc.	299,854
6,155	Tesoro Corp.	618,147
5,766	Valero Energy Corp.	371,849

		3,242,027

	Personal Products — 0.3%
5,350	NBTY, Inc. (a)	283,764

	Pharmaceuticals — 2.0%
14,880	Forest Laboratories, Inc. (a)	765,427
30,310	King Pharmaceuticals, Inc. (a)	596,198
13,700	Mylan Laboratories, Inc.	289,618

		1,651,243

	Real Estate Investment Trusts (REITs) — 5.5%
6,070	Boston Properties, Inc.	712,618
18,220	CapitalSource, Inc.	457,868
11,410	Hospitality Properties Trust	533,988
22,910	HRPT Properties Trust	281,793
11,750	iStar Financial, Inc.	550,252
8,480	Nationwide Health Properties, Inc.	265,085

JPMorgan Insurance Trust Intrepid Mid Cap Portfolio

Schedule of Portfolio Investments
As of March 31, 2007 (Unaudited) (continued)

Shares	Security Description	Value ($)

11,630	ProLogis	755,136
8,620	Realty Income Corp.	243,084
11,730	Thornburg Mortgage, Inc.	304,980
12,490	Ventas, Inc.	526,204

		4,631,008

	Real Estate Management & Development — 1.3%
16,025	CB Richard Ellis Group, Inc., Class A (a)	547,735
5,390	Jones Lang LaSalle, Inc.	562,069

		1,109,804

	Semiconductors & Semiconductor Equipment — 3.6%
13,850	Applied Materials, Inc.	253,732
12,165	Lam Research Corp. (a)	575,891
10,515	MEMC Electronic Materials, Inc. (a)	636,999
12,730	Novellus Systems, Inc. (a)	407,615
21,270	NVIDIA Corp. (a)	612,150
24,500	ON Semiconductor Corp. (a)	218,540
6,430	Varian Semiconductor Equipment Associates, Inc. (a)	343,233

		3,048,160

	Software — 2.1%
17,130	BMC Software, Inc. (a)	527,433
28,125	Cadence Design Systems, Inc. (a)	592,312
13,750	McAfee, Inc. (a)	399,850
10,000	Sybase, Inc. (a)	252,800

		1,772,395

	Specialty Retail — 2.4%
16,957	American Eagle Outfitters, Inc.	508,540
4,570	AutoZone, Inc. (a)	585,600
6,230	OfficeMax, Inc.	328,570
8,870	Sherwin-Williams Co. (The)	585,775

		2,008,485

	Textiles, Apparel & Luxury Goods — 0.7%
9,580	Jones Apparel Group, Inc.	294,393
5,160	Phillips-Van Heusen Corp.	303,408

		597,801

	Thrifts & Mortgage Finance — 1.8%
9,760	Countrywide Financial Corp.	328,326
5,885	Downey Financial Corp.	379,818
7,310	PMI Group, Inc. (The)	330,558
9,130	Radian Group, Inc.	501,055

		1,539,757

	Tobacco — 2.0%
8,830	Loews Corp. - Carolina Group	667,636
6,610	Reynolds American, Inc.	412,530
10,630	UST, Inc.	616,328

		1,696,494

	Trading Companies & Distributors — 0.5%
6,610	WESCO International, Inc. (a)	414,976

	Total Long-Term Investments (Cost $69,828,307)	82,900,402

	Short-Term Investment — 2.1%
	Investment Company — 2.1%
1,745,984	JPMorgan Liquid Assets Money Market Fund (b) (m) (Cost $1,745,984)	1,745,984

Principal Amount ($)

	Investments of Cash Collateral for Securities on Loan — 8.8%
	Certificates of Deposit — 0.9%
400,000	Deutsche Bank, New York, FRN, 5.53%, 01/22/08	400,000
399,947	Societe Generale, New York, FRN, 5.31%, 06/20/07	399,947

		799,947

	Corporate Notes — 1.4%
400,000	American Express Credit Corp., FRN, 5.33%, 01/15/08	400,000
500,000	CDC Financial Products, Inc., FRN, 5.49%, 04/30/07	500,000
300,000	Citigroup Global Markets, Inc., FRN, 5.51%, 04/06/07	300,000

		1,200,000

	Repurchase Agreements — 6.1%
421,142	Banc of America Securities LLC, 5.45%, dated 03/30/07, due 04/02/07, repurchase price $421,333, collateralized by U.S. Government Agency Mortgages	421,142
1,250,000	Bear Stearns Cos., Inc., 5.44%, dated 03/30/07, due 04/02/07, repurchase price $1,250,567, collateralized by U.S. Government Agency Mortgages	1,250,000
1,000,000	Credit Suisse First Boston LLC, 5.45%, dated 03/30/07, due 04/02/07, repurchase price $1,000,454, collateralized by U.S. Government Agency Mortgages	1,000,000

JPMorgan Insurance Trust Intrepid Mid Cap Portfolio

Schedule of Portfolio Investments
As of March 31, 2007 (Unaudited) (continued)

Shares	Security Description	Value ($)

1,250,000	HSBC Securities, Inc., 5.38%, dated 03/30/07, due 04/02/07, repurchase price $1,250,560, collateralized by U.S. Government Agency Mortgages	1,250,000
1,250,000	Lehman Brothers, Inc., 5.45%, dated 03/30/07, due 04/02/07, repurchase price $1,250,568, collateralized by U.S. Government Agency Mortgages	1,250,000

		5,171,142

	Time Deposit — 0.4%
300,000	Northern Rock plc, 5.32%, 05/15/07	300,000

	Total Investments of Cash Collateral for Securities on Loan (Cost $7,471,089)	7,471,089

	Total Investments — 108.8% (Cost $79,045,380)	92,117,475
	Liabilities in Excess of Other Assets — (8.8)%	(7,445,572)

	NET ASSETS — 100.0%	$84,671,903

Percentages indicated are based on net assets.

ABBREVIATIONS:

(a)	Non-income producing security.

(b)	Investment in affiliate. Money market fund registered under the Investment Company Act of 1940, as amended, and advised by JPMorgan Investment Advisors Inc.

(m)	All or a portion of this security is segregated for current or potential holdings of futures, swaps, options, when-issued securities, delayed delivery securities, and reverse repurchase agreements.

FRN	Floating Rate Note. The rate shown is the rate in effect as of March 31, 2007.

As of March 31, 2007 the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation		$13,860,675
Aggregate gross unrealized depreciation		(788,580)

Net unrealized appreciation/depreciation		$13,072,095

Federal income tax cost of investments		$79,045,380

JPMorgan Insurance Trust Large Cap Value Portfolio

Schedule of Portfolio Investments
As of March 31, 2007 (Unaudited)

Shares	Security Description	Value ($)

	Long-Term Investments — 100.4%
	Common Stocks — 100.4%
	Aerospace & Defense — 1.7%
500	Honeywell International, Inc.	23,030
165	L-3 Communications Holdings, Inc.	14,433
550	Spirit AeroSystems Holdings, Inc., Class A (a)	17,517

		54,980

	Capital Markets — 3.6%
410	Bank of New York Co., Inc. (The)	16,625
555	Morgan Stanley	43,712
4,015	TD AMERITRADE Holding Corp. (a)	59,743

		120,080

	Chemicals — 2.4%
440	Dow Chemical Co. (The)	20,178
420	Praxair, Inc.	26,443
605	Rohm & Haas Co.	31,291

		77,912

	Commercial Banks — 6.5%
450	Fifth Third Bancorp	17,411
500	Marshall & Ilsley Corp.	23,155
390	SunTrust Banks, Inc.	32,386
995	U.S. Bancorp	34,795
1,085	Wachovia Corp.	59,729
1,370	Wells Fargo & Co.	47,169

		214,645

	Communications Equipment — 2.2%
2,470	Corning, Inc. (a)	56,168
950	Motorola, Inc.	16,786

		72,954

	Consumer Finance — 0.8%
365	Capital One Financial Corp.	27,543

	Containers & Packaging — 0.4%
290	Ball Corp.	13,297

	Diversified Financial Services — 9.5%
2,985	Bank of America Corp.	152,295
220	CIT Group, Inc.	11,642
2,940	Citigroup, Inc.	150,940

		314,877

	Diversified Telecommunication Services — 5.1%
1,155	AT&T, Inc.	45,541
3,240	Verizon Communications, Inc.	122,861

		168,402

	Electric Utilities — 2.7%
880	Edison International	43,234
635	Northeast Utilities	20,809
1,410	Sierra Pacific Resources (a)	24,506

		88,549

	Electronic Equipment & Instruments — 0.4%
310	Arrow Electronics, Inc. (a)	11,703

	Energy Equipment & Services — 1.9%
335	Baker Hughes, Inc.	22,154
810	Halliburton Co.	25,709
335	Weatherford International Ltd. (a)	15,108

		62,971

	Food & Staples Retailing — 0.6%
550	SUPERVALU, Inc.	21,488

	Food Products — 0.9%
315	Kellogg Co.	16,200
250	Wm. Wrigley, Jr. Co.	12,733

		28,933

	Health Care Providers & Services — 1.8%
495	Aetna, Inc.	21,676
460	WellPoint, Inc. (a)	37,306

		58,982

	Household Durables — 0.7%
827	Toll Brothers, Inc. (a)	22,643

	Household Products — 3.1%
1,625	Procter & Gamble Co.	102,635

	Industrial Conglomerates — 2.7%
2,510	General Electric Co.	88,754

	Insurance — 6.6%
280	AMBAC Financial Group, Inc.	24,189
215	American International Group, Inc.	14,452
400	Assurant, Inc.	21,452
1,870	Genworth Financial, Inc.	65,338
260	Hartford Financial Services Group, Inc.	24,851
415	MBIA, Inc.	27,179

JPMorgan Insurance Trust Large Cap Value Portfolio

Schedule of Portfolio Investments
As of March 31, 2007 (Unaudited) (continued)

Shares	Security Description	Value ($)

495	MetLife, Inc.	31,259
193	RenaissanceRe Holdings Ltd. (Bermuda)	9,677

		218,397

	Internet Software & Services — 0.8%
830	Yahoo!, Inc. (a)	25,971

	IT Services — 1.1%
255	Affiliated Computer Services, Inc., Class A (a)	15,014
620	Sabre Holdings Corp., Class A	20,305

		35,319

	Machinery — 1.8%
345	Dover Corp.	16,839
560	Joy Global, Inc.	24,024
285	Kennametal, Inc.	19,269

		60,132

	Media — 3.2%
1,900	News Corp., Class A	43,928
380	R.H. Donnelley Corp.	26,938
465	Time Warner Cable, Inc. (a)	17,423
905	Time Warner, Inc.	17,847

		106,136

	Metals & Mining — 1.2%
730	Alcan, Inc. (Canada)	38,106

	Multi-Utilities — 3.9%
450	Consolidated Edison, Inc.	22,977
440	Dominion Resources, Inc.	39,059
580	DTE Energy Co.	27,782
400	SCANA Corp.	17,268
920	Xcel Energy, Inc.	22,715

		129,801

	Multiline Retail — 0.9%
1,485	Dollar General Corp.	31,408

	Office Electronics — 0.6%
1,110	Xerox Corp. (a)	18,748

	Oil, Gas & Consumable Fuels — 11.7%
615	Chevron Corp.	45,485
1,010	ConocoPhillips	69,034
395	Devon Energy Corp.	27,342
2,370	Exxon Mobil Corp.	178,816
1,000	Occidental Petroleum Corp.	49,310
405	Peabody Energy Corp.	16,297

		386,284

	Paper & Forest Products — 0.9%
3,339	Domtar Corp. (Canada) (a)	31,086

	Personal Products — 0.6%
551	Avon Products, Inc.	20,530

	Pharmaceuticals — 5.7%
410	Abbott Laboratories	22,878
1,405	Merck & Co., Inc.	62,059
865	Pfizer, Inc.	21,850
400	Sepracor, Inc. (a)	18,652
1,260	Wyeth	63,038

		188,477

	Real Estate Investment Trusts (REITs) — 0.9%
240	Equity Residential	11,575
395	Mack-Cali Realty Corp.	18,814

		30,389

	Road & Rail — 2.4%
265	Burlington Northern Santa Fe Corp.	21,314
835	Norfolk Southern Corp.	42,251
165	Union Pacific Corp.	16,756

		80,321

	Software — 0.6%
1,165	Symantec Corp. (a)	20,155

	Specialty Retail — 2.2%
745	Advance Auto Parts, Inc.	28,720
1,760	Staples, Inc.	45,478

		74,198

	Thrifts & Mortgage Finance — 4.0%
480	Countrywide Financial Corp.	16,147
1,235	Freddie Mac	73,470
710	MGIC Investment Corp.	41,834

		131,451

	Tobacco — 1.9%
725	Altria Group, Inc.	63,662

	Wireless Telecommunication Services — 2.4%
976	Crown Castle International Corp. (a)	31,359
2,620	Sprint Nextel Corp.	49,675

		81,034

	Total Common Stocks (Cost $3,141,117)	3,322,953

JPMorgan Insurance Trust Large Cap Value Portfolio

Schedule of Portfolio Investments
As of March 31, 2007 (Unaudited) (continued)

Shares	Security Description	Value ($)

	Short-Term Investment — 0.5%
	Investment Company — 0.5%
15,981	JPMorgan Prime Money Market Fund (b) (m) (Cost $15,981)	15,981

	Total Investments — 100.9% (Cost $3,157,098)	3,338,934
	Liabilities in Excess of Other Assets — (0.9)%	(29,457)

	NET ASSETS — 100.0%	$3,309,477

Percentages indicated are based on net assets.

ABBREVIATIONS:

(a)	Non-income producing security.
(b)	Investment in affiliate. Money market fund registered under the Investment Company Act of 1940, as amended, and advised by J.P. Morgan Investment Management Inc.
(m)	All or a portion of this security is segregated for current or potential holdings of futures, swaps, options, when-issued securities, delayed delivery securities, and reverse repurchase agreements.

As of March 31, 2007, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation		$216,606
Aggregate gross unrealized depreciation		(34,770)

Net unrealized appreciation/depreciation		$181,836

Federal income tax cost of investments		$3,157,098

JPMorgan Insurance Trust Small Cap Equity Portfolio

Schedule of Portfolio Investments
As of March 31, 2007 (Unaudited)

Shares	Security Description	Value ($)

	Long-Term Investments — 99.5%
	Common Stocks — 99.5%
	Aerospace & Defense — 1.3%
490	Alliant Techsystems, Inc. (a)	43,081

	Automobiles — 0.6%
610	Winnebago Industries, Inc.	20,514

	Biotechnology — 0.6%
620	Myriad Genetics, Inc. (a)	21,365

	Building Products — 1.6%
1,170	NCI Building Systems, Inc. (a)	55,856

	Capital Markets — 1.0%
1,320	HFF, Inc., Class A (a)	19,800
400	KBW, Inc. (a)	13,904

		33,704

	Chemicals — 3.7%
1,110	Airgas, Inc.	46,786
940	Albemarle Corp.	38,860
940	Scotts Miracle-Gro Co. (The), Class A	41,388

		127,034

	Commercial Banks — 6.7%
900	Alabama National BanCorp.	63,729
520	East West Bancorp, Inc.	19,120
540	First Community Bancorp, Inc.	30,532
600	Hancock Holding Co.	26,388
1,130	S.Y. Bancorp, Inc.	28,092
1,660	United Bancshares, Inc.	58,150
130	Western Alliance Bancorp (a)	4,035

		230,046

	Commercial Services & Supplies — 5.1%
4,970	Comfort Systems USA, Inc.	59,541
2,440	Hudson Highland Group, Inc. (a)	38,039
2,505	Waste Connections, Inc. (a)	75,000

		172,580

	Containers & Packaging — 3.2%
490	AptarGroup, Inc.	32,795
1,480	Silgan Holdings, Inc.	75,643

		108,438

	Diversified Consumer Services — 0.3%
300	Capella Education Co. (a)	10,062

	Diversified Telecommunication Services — 0.7%
1,290	NTELOS Holdings Corp. (a)	24,794

	Electric Utilities — 0.8%
590	ITC Holdings Corp.	25,541

	Electrical Equipment — 1.7%
1,100	General Cable Corp. (a)	58,773

	Electronic Equipment & Instruments — 2.8%
1,160	Anixter International, Inc. (a)	76,491
710	ScanSource, Inc. (a)	19,056

		95,547

	Energy Equipment & Services — 3.0%
520	FMC Technologies, Inc. (a)	36,275
990	Universal Compression Holdings, Inc. (a)	67,003

		103,278

	Food & Staples Retailing — 0.5%
410	Pantry, Inc. (The) (a)	18,540

	Food Products — 1.8%
1,980	Reddy Ice Holdings, Inc. (a)	59,756

	Gas Utilities — 1.5%
550	Atmos Energy Corp.	17,204
720	Northwest Natural Gas Co.	32,882

		50,086

	Health Care Equipment & Supplies — 1.6%
620	ArthroCare Corp. (a)	22,345
360	IDEXX Laboratories, Inc. (a)	31,547

		53,892

JPMorgan Insurance Trust Small Cap Equity Portfolio

Schedule of Portfolio Investments
As of March 31, 2007 (Unaudited) (continued)

Shares	Security Description	Value ($)

	Health Care Providers & Services — 6.0%
1,530	AMN Healthcare Services, Inc. (a)	34,609
1,070	Kindred Healthcare, Inc. (a)	35,075
1,180	LifePoint Hospitals, Inc. (a)	45,100
2,260	PSS World Medical, Inc. (a)	47,776
1,070	Sunrise Senior Living, Inc. (a)	42,286

		204,846

	Hotels, Restaurants & Leisure — 4.5%
2,140	Applebee’s International, Inc.	53,029
970	Orient-Express Hotels Ltd., Class A (Bermuda)	58,026
580	Papa John’s International, Inc. (a)	17,052
1,240	Ruth’s Chris Steak House (a)	25,246

		153,353

	Household Durables — 2.5%
2,230	Jarden Corp. (a)	85,409

	Insurance — 4.5%
1,080	American Physicians Capital, Inc. (a)	43,286
220	eHealth, Inc. (a)	5,181
1,170	ProAssurance Corp. (a)	59,846
790	RLI Corp.	43,395

		151,708

	Internet Software & Services — 1.2%
2,448	Liquidity Services, Inc. (a)	41,469

	IT Services — 1.0%
690	CACI International, Inc., Class A (a)	32,333

	Leisure Equipment & Products — 1.1%
1,060	Pool Corp.	37,948

	Machinery — 4.3%
1,100	Kaydon Corp.	46,816
240	Manitowoc Co., Inc. (The)	15,247
930	Oshkosh Truck Corp.	49,290
1,090	RBC Bearings, Inc. (a)	36,439

		147,792

	Marine — 1.3%
480	American Commercial Lines, Inc. (a)	15,096
850	Horizon Lines, Inc., Class A	27,897

		42,993

	Media — 5.9%
1,680	Entercom Communications Corp., Class A	47,342
1,240	GateHouse Media, Inc.	25,172
1,370	Interactive Data Corp.	33,908
1,130	Lee Enterprises, Inc.	33,956
300	Morningstar, Inc. (a)	15,492
640	R.H. Donnelley Corp.	45,370

		201,240

	Metals & Mining — 3.0%
1,650	Commercial Metals Co.	51,728
1,480	Compass Minerals International, Inc.	49,432

		101,160

	Oil, Gas & Consumable Fuels — 1.2%
400	Southwestern Energy Co. (a)	16,392
660	St. Mary Land & Exploration Co.	24,209

		40,601

	Real Estate Investment Trusts (REITs) — 6.4%
310	Alexandria Real Estate Equities, Inc.	31,115
700	EastGroup Properties, Inc.	35,721
850	First Potomac Realty Trust (m)	24,284
1,650	Franklin Street Properties Corp.	31,647
2,430	Lexington Realty Trust	51,346
810	Mid-America Apartment Communities, Inc.	45,571

		219,684

	Real Estate Management & Development — 0.8%
250	Jones Lang LaSalle, Inc.	26,070

	Road & Rail — 1.1%
850	Landstar System, Inc.	38,964

	Semiconductors & Semiconductor Equipment — 2.6%
290	Cymer, Inc. (a)	12,049
990	Microsemi Corp. (a)	20,602
590	Standard Microsystems Corp. (a)	18,019
740	Varian Semiconductor Equipment Associates, Inc. (a)	39,501

		90,171

JPMorgan Insurance Trust Small Cap Equity Portfolio

Schedule of Portfolio Investments
As of March 31, 2007 (Unaudited) (continued)

Shares	Security Description	Value ($)

	Software — 3.7%
3,000	Aspen Technology, Inc. (a)	39,000
930	Blackboard, Inc. (a)	31,276
810	MICROS Systems, Inc. (a)	43,732
700	Sourcefire, Inc. (a)	12,341

		126,349

	Specialty Retail — 2.5%
510	Genesco, Inc. (a)	21,180
780	Men’s Wearhouse, Inc.	36,699
1,630	New York & Co., Inc. (a)	25,738

		83,617

	Textiles, Apparel & Luxury Goods — 0.7%
380	Columbia Sportswear Co.	23,678

	Trading Companies & Distributors — 6.3%
1,950	TransDigm Group, Inc. (a)	70,941
1,150	UAP Holding Corp.	29,727
810	Watsco, Inc.	41,367
3,630	Williams Scotsman International, Inc. (a)	71,366

		213,401

	Wireless Telecommunication Services — 0.4%
1,800	Centennial Communications Corp. (a)	14,814

	Total Common Stocks
	(Cost $3,036,066)	3,390,487

	Short-Term Investment — 1.8%
	Investment Company — 1.8%
62,466	JPMorgan Prime Money Market Fund (b)
	(Cost $62,465)	62,465

	Total Investments — 101.3%
	(Cost $3,098,531)	3,452,952
	Liabilities in Excess of Other Assets — (1.3)%	(44,707)

	NET ASSETS — 100.0%	$3,408,245

Percentages indicated are based on net assets.

ABBREVIATIONS:

(a)	Non-income producing security.
(b)	Investment in affiliate. Money market fund registered under the Investment Company Act of 1940, as amended, and advised by J.P. Morgan Investment Management Inc.
(m)

All or a portion of this security is segregated for current or potential holdings of futures, swaps, options, TBA, when-issued securities, delayed delivery securities, and reverse repurchase agreements.

As of March 31, 2007, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation		$435,463
Aggregate gross unrealized depreciation		(81,042)

Net unrealized appreciation/depreciation		$354,421

Federal income tax cost of investments		$3,098,531

ITEM 2. CONTROLS AND PROCEDURES.

(a)

The Registrant’s principal executive and principal financial officers have concluded, based on their evaluation of the Registrant’s disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant’s disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-Q is accumulated and communicated to the Registrant’s management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b)

There were no changes in the Registrant’s internal control over financial reporting that occurred during the Registrant’s most recent fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal controls over financial reporting.

ITEM 3. EXHIBITS.

CERTIFICATIONS PURSUANT TO RULE 30a-2(a) UNDER THE INVESTMENT COMPANY ACT OF 1940 ARE ATTACHED HERETO.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

JPMorgan Insurance Trust

By:	/s/

George C. W. Gatch
President and Principal Executive Officer
May 25, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/

George C. W. Gatch
President and Principal Executive Officer
May 25, 2007

By:	/s/

Stephanie J. Dorsey
Treasurer and Principal Financial Officer
May 25, 2007